N-2 - USD ($)			3 Months Ended									12 Months Ended
		May 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Cover [Abstract]
Entity Central Index Key		0001380936
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-CSR/A
Entity Registrant Name		Guggenheim Strategic Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

May 31, 2022
Common Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price)(1)	—%
Offering expenses borne by the Fund (as a percentage of offering price)(1)(2)	0.60%
Dividend Reinvestment Plan fees(3)	None

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1],[3]	0.60%
Annual Expenses [Table Text Block]

As a Percentage of
Net Assets Attributable
to Common Shares(4)
Annual Expenses
Management fees(5)	1.40%
Acquired Fund Fees and Expenses(6)	0.06%
Interest expense(7)	0.32%
Other expenses(8)	0.11%
Total annual expenses	1.89%

Management Fees [Percent]	[4],[5]	1.40%
Interest Expenses on Borrowings [Percent]	[4],[6]	0.32%
Acquired Fund Fees and Expenses [Percent]	[4],[7]	0.06%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[8]	0.11%
Total Annual Expenses [Percent]	[4]	1.89%
Expense Example [Table Text Block]

Example

As required by relevant Securities and Exchange Commission regulations, the following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 1.89% of net assets attributable to Common Shares and (2) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Annual Expenses paid by Common Shareholders(1)	$25	$65	$108	$227

*	The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed and shown. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example. The example assumes that all dividends and distributions are reinvested at net asset value.
(1)	The example does not include sales loads or estimated offering costs. In connection with an offering of Common Shares, the Prospectus Supplement will set forth an example including sales load and estimated offering costs.

Expense Example, Year 01	[9]	$ 25
Expense Example, Years 1 to 3	[9]	65
Expense Example, Years 1 to 5	[9]	108
Expense Example, Years 1 to 10	[9]	$ 227
Purpose of Fee Table , Note [Text Block]		The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Fund as of May 31, 2022 (except as noted below). The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The following table should not be considered a representation of the Fund’s future expenses. The following table shows estimated Fund expenses as a percentage of average net assets attributable to Common Shares and not as a percentage of Managed Assets.
Basis of Transaction Fees, Note [Text Block]		(as a percentage of offering price)
Other Transaction Fees, Note [Text Block]		The Adviser has incurred on behalf of the Fund all costs associated with the Fund’s registration statement and any offerings pursuant to such registration statement. The Fund has agreed, in connection with offerings under the Fund’s registration statement, to reimburse the Adviser for offering expenses incurred by the Adviser on the Fund’s behalf in an amount up to the lesser of the Fund’s actual offering costs or 0.60% of the total offering price of the Common Shares sold in such offering.
Other Expenses, Note [Text Block]		Other expenses are estimated based upon those incurred during the fiscal year ended May 31, 2022.
Acquired Fund Fees and Expenses, Note [Text Block]		Acquired Fund Fees and Expenses are estimated based on the fees and expenses borne by the Fund as an investor in other investment companies during the fiscal year ended May 31, 2022, and the expected investment of the proceeds of an offering of Common Shares.
Acquired Fund Fees Estimated, Note [Text Block]		Acquired Fund Fees and Expenses are estimated based on the fees and expenses borne by the Fund as an investor in other investment companies during the fiscal year ended May 31, 2022, and the expected investment of the proceeds of an offering of Common Shares.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

		Total Principal	Asset Coverage
Fiscal Year Ended	Title of Security	Amount Outstanding(1)	Per $1,000 of Principal Amount
May 31, 2022	Borrowings	$ 128,000,000	$ 12,661
May 31, 2021	Borrowings	$ 38,500,690	$ 23,806
May 31, 2020	Borrowings	$ 19,300,000	$ 34,621
May 31, 2019	Borrowings	$ —	N/A
May 31, 2018	Borrowings	$ —	N/A
May 31, 2017	Borrowings	$ 16,704,955	$ 25,571
May 31, 2016	Borrowings	$ 9,354,955	$ 34,164
May 31, 2015	Borrowings	$ 45,488,955	$ 8,540
May 31, 2014	Borrowings	$ 60,788,955	$ 6,231
May 31, 2013	Borrowings	$ 56,098,955	$ 6,107

(1)	Principal amount outstanding represents the principal amount as of the end of the relevant fiscal year/period owed by the Fund to lenders under arrangements in place at the time.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. The Fund cannot ensure investors that it will achieve its investment objective. The Fund’s investment objective is considered fundamental and may not be changed without the approval of Common Shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will pursue a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis to seek to identify securities or spreads between securities that deviate from their perceived fair value and/or historical norms. GPIM seeks to combine a credit managed fixed income portfolio with access to a diversified pool of alternative investments and equity strategies. The Fund’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns as compared to such benchmark indexes.

GPIM’s process for determining whether to buy a security is a collaborative effort between various groups including: (i) economic research with assistance from GPA, which focus on key economic themes and trends, regional and country-specific analysis, and assessments of event-risk and policy impacts on asset prices, (ii) the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, (iii) its Sector Specialists, who are responsible for identifying investment opportunities in particular securities within these sectors, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities, and (iv) portfolio managers, who determine which securities best fit the Fund based on the Fund’s investment objective and top-down sector allocations. In managing the Fund, GPIM uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. GPIM also considers macroeconomic outlook and geopolitical issues.

The Fund may allocate its assets among a wide variety of Income Securities and Common Equity Securities.

The Fund may invest without limitation in below-investment grade securities (e.g., securities rated below Baa3 by Moody’s Investors Service, Inc., below BBB- by Standard & Poor’s Ratings Group or Fitch Ratings or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by GPIM to be of comparable quality). Below-investment grade securities are commonly referred to as “high-yield” or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. The Fund’s investments in any of the sectors and types of Income Securities in which the Fund may invest may include, without limitation, below investment grade securities. The Fund’s investments in below investment grade securities may include distressed and defaulted securities.

Under normal market conditions, the Fund will not invest more than:

  50% of its total assets in Common Equity Securities consisting of common stock;
  30% of its total assets in Investment Funds;
  20% of its total assets in non-U.S. dollar-denominated Income Securities of corporate and governmental issuers located outside the United States; and
  10% of its total assets in Income Securities of issuers in emerging markets.

The percentage of the Fund’s total assets allocated to any category of investment may at any given time be significantly less than the maximum percentage permitted pursuant to the above referenced investment policies.

Unless otherwise stated, the Fund’s investment policies are considered non-fundamental and may be changed by the Board of Trustees without Common Shareholder approval. The Fund will provide investors with at least 60 days’ prior written notice of any change in the Fund’s investment policies.

PORTFOLIO COMPOSITION

The following provides additional information about the types of securities and other instruments in which the Fund will or may ordinarily invest.

The Fund will seek to achieve its investment objective by investing in:

Income Securities. The Fund may invest in a wide range of fixed- income and other debt and senior equity securities (“Income Securities”) selected from a variety of sectors and credit qualities. The Fund may invest in Income Securities of any credit quality, including, without limitation, Income Securities rated below-investment grade (commonly referred to as “high-yield” or “junk” bonds), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. The sectors and types of Income Securities in which the Fund may invest, include, but are not limited to:

  Corporate bonds;
  Loans and loan participations (including senior secured floating rate loans, “second lien” secured floating rate loans, and other types of secured and unsecured loans with fixed and variable interest rates) (collectively, “Loans”);
  Structured finance investments (including residential and commercial mortgage-related securities, asset- backed securities, collateralized debt obligations and risk-linked securities);
  U.S. government and agency securities;
  Mezzanine and preferred securities; and
  Convertible securities.

Common Equity Securities and Covered Call Option Strategy. The Fund may invest in common stocks, limited liability company interests, trust certificates and other equity investments (“Common Equity Securities”) that GPIM believes offer attractive yield and/or capital appreciation potential. As part of its Common Equity Securities strategy, the Fund currently intends to employ a strategy of writing (selling) covered call options and may, from time to time, buy or sell put options on individual Common Equity Securities and, to a lesser extent, on indices of securities and sectors of securities. This covered call option strategy is intended to generate current gains from option premiums as a means to enhance distributions payable to the Fund’s Common Shareholders.

Structured Finance Investments. The Fund may invest in structured finance investments, which are Income Securities and Common Equity Securities typically issued by special purpose vehicles that hold income-producing securities (e.g., mortgage loans, consumer debt payment obligations and other receivables) and other financial assets. Structured finance investments are tailored, or packaged, to meet certain financial goals of investors. Typically, these investments may provide investors with capital protection, income generation and/or the opportunity to generate capital growth. GPIM believes that structured finance investments provide attractive risk-adjusted returns, frequent sector rotation opportunities and prospects for adding value through security selection. Structured finance investments include:

Mortgage-Related Securities. Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations, real estate investment trusts (“REITs”) (including debt and preferred stock issued by REITs), and other real estate-related securities. The mortgage-related securities in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates, and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund may invest in residential and commercial mortgage-related securities issued by governmental entities and private issuers, including subordinated mortgage-related securities. The underlying assets of certain mortgage-related securities may be subject to prepayments, which shorten the weighted average maturity and may lower the return of such securities.

Asset-Backed Securities. Asset-backed securities (“ABS”) are a form of structured debt obligation. ABS are payment claims that are securitized in the form of negotiable paper that is issued by a financing company (generally called a special purpose vehicle). Collateral assets are brought into a pool according to specific diversification rules. A special purpose vehicle is founded for the purpose of securitizing these payment claims and the assets of the special purpose vehicle are the diversified pool of collateral assets. The special purpose vehicle issues marketable securities which are intended to represent a lower level of risk than an underlying collateral asset individually, due to the diversification in the pool. The redemption of the securities issued by the special purpose vehicle takes place out of the cash flow generated by the collected assets. A special purpose vehicle may issue multiple securities with different priorities to the cash flows generated and the collateral assets. The collateral for ABS may include, among other assets, home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of ABS that may be developed in the future. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available or may be insufficient to support payments on these securities.

Collateralized Debt Obligations. A collateralized debt obligation (“CDO”) is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation (“CBO”). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation (“CLO”). Investors in CBOs and CLOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CLO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CLO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. This prioritization of the cash flows from a pool of securities among the several tranches of the CLO is a key feature of the CLO structure. If there are funds remaining after each tranche of debt receives its contractual interest rate and the CLO meets or exceeds required collateral coverage levels (or other similar covenants), the remaining funds may be paid to the subordinated (or residual) tranche (often referred to as the “equity” tranche). CLOs are subject to the same risk of prepayment and extension described with respect to certain mortgage-related and asset-backed securities.

The Fund may invest in senior, rated tranches as well as mezzanine and subordinated tranches of CLOs. Investment in the subordinated tranche is subject to special risks. The subordinated tranche does not receive ratings and is considered the riskiest portion of the capital structure of a CLO because it bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances.

Risk-Linked Securities. Risk-linked securities (“RLS”) are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. RLS are typically debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined “trigger event.” Depending on the specific terms and structure of the RLS, this trigger could be the result of a hurricane, earthquake or some other catastrophic event.

Real Property Asset Companies. The Fund may invest in Income Securities and Common Equity Securities issued by companies that own, produce, refine, process, transport and market “real property assets,” such as real estate and the natural resources upon or within real estate (“Real Property Asset Companies”).

Personal Property Asset Companies. The Fund may invest in Income Securities and Common Equity Securities issued by companies that seek to profit primarily from the ownership, rental, leasing, financing or disposition of personal (as opposed to real) property assets (“Personal Property Asset Companies”). Personal (as opposed to real) property includes any tangible, movable property or asset. The Fund will typically seek to invest in Income Securities and Common Equity Securities of Personal Property Asset Companies the investment performance of which is not expected to be highly correlated with traditional market indexes because the personal property asset held by such company is non-correlated with traditional debt or equity markets. Such personal property assets include special situation transportation assets (e.g., railcars, airplanes and ships) and collectibles (e.g., antiques, wine and fine art).

Private Securities. The Fund may invest in privately issued Income Securities and Common Equity Securities of both public and private companies (“Private Securities”). Private Securities have additional risk considerations than comparable public securities, including availability of financial information about the issuer and valuation and liquidity issues.

Investment Funds. As an alternative to holding investments directly, the Fund may also obtain investment exposure to Income Securities and Common Equity Securities by investing in other investment companies, including registered investment companies, private investment funds and/or other pooled investment vehicles (collectively, “Investment Funds”), which may be managed by the Adviser or Sub-Advisers or their affiliates. The Fund may invest up to 30% of its total assets in Investment Funds that primarily hold (directly or indirectly) investments in which the Fund may invest directly. The 1940 Act generally limits a registered investment company’s investments in other registered investment companies to 10% of its total assets. However, pursuant to exemptions set forth in the 1940 Act and rules and regulations promulgated under the 1940 Act, the Fund may invest in excess of this and other applicable limitations provided that the conditions of such exemptions are met. The Fund will invest in private investment funds, commonly referred to as “hedge funds,” only to the extent permitted by applicable rules, regulations and interpretations of the SEC and NYSE. The Fund has no current intention to invest in private investment funds. Investments in other Investment Funds involve operating expenses and fees at the Investment Fund level that are in addition to the expenses and fees borne by the Fund and are borne indirectly by holders of the Fund’s Common Shares.

Synthetic Investments. As an alternative to holding investments directly, the Fund may also obtain investment exposure to Income Securities and Common Equity Securities through the use of customized derivative instruments (including swaps, options, forwards, notional principal contracts or other financial instruments) to replicate, modify or replace the economic attributes associated with an investment in Income Securities and Common Equity Securities (including interests in Investment Funds.

Derivative Transactions. The Fund may purchase and sell derivative instruments (which derive their value by reference to another instrument, security or index) for investment purposes, such as obtaining investment exposure to an investment category; risk management purposes, such as hedging against fluctuations in securities prices or interest rates; diversification purposes; or to change the duration of the Fund. GPIM seeks to allocate derivative transactions to limit exposure to any single counterparty. The Fund has not adopted a maximum percentage limit with respect to derivative investments. However, the Board of Trustees will receive regular reports from the Adviser and GPIM regarding the Fund’s use of derivative instruments and the effect of derivative transactions on the management of the Fund’s portfolio and the performance of the Fund.

Municipal Securities. The Fund may invest directly or indirectly in municipal securities. Municipal securities include securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for federal income tax purposes. Municipal securities also include taxable securities issued by such issuers. Municipal bonds may include those backed by, among other things, state taxes and essential service revenues as well as health care and higher education issuers, among others, or be supported by dedicated revenue streams and/or statutory liens.

USE OF LEVERAGE

The Fund may utilize leverage up to the limits imposed by the 1940 Act. Under the 1940 Act, the Fund may utilize Financial Leverage in the form of indebtedness in an aggregate amount up to 33 1/3% of the Fund’s Managed Assets (including the proceeds of such leverage) immediately after incurring such indebtedness. Under the 1940 Act, the Fund may utilize leverage in the form of preferred shares in an aggregate amount of up to 50% of the Fund’s total assets (including the proceeds of such leverage) immediately after such issuance.

The Fund currently employs leverage through a committed facility provided to the Fund by BNP Paribas. Although leverage may create an opportunity for increased return for shareholders, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the strategy will be successful. Leverage may cause greater changes in the Fund’s net asset value (“NAV”) and returns than if leverage had not been used.

The Fund’s borrowings under the committed facility are collateralized by portfolio assets, which are maintained by the Fund in a separate account with the Fund’s custodian for the benefit of the lender, which collateral exceeds the amount borrowed. Securities deposited in the collateral account may be rehypothecated by the lender subject to the terms and conditions of the facility agreements. In the event of a default by the Fund under its committed facility, the lender has the right to sell such collateral assets to satisfy the Fund’s obligation to the lender. The committed facility agreement includes usual and customary covenants. These covenants impose on the Fund asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Fund’s ability to (i) enter into additional indebtedness with a party other than BNP Paribas, (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.

In addition, the Fund may engage in certain derivatives transactions that have economic characteristics similar to leverage. To the extent the terms of such transactions obligate the Fund to make payments, the Fund currently intends to earmark or segregate cash or liquid securities in an amount at least equal to the current value of the amount then payable by the Fund under the terms of such transactions or otherwise cover such transactions in accordance with applicable interpretations of the staff of the SEC. To the extent the terms of such transactions obligate the Fund to deliver particular securities to extinguish the Fund’s obligations under such transactions the Fund may “cover” its obligations under such transactions by either (i) owning the securities or collateral underlying such transactions or (ii) having an absolute and immediate right to acquire such securities or collateral without additional cash consideration (or, if additional cash consideration is required, having earmarked or segregated cash or liquid securities). Such segregation or cover is intended to provide the Fund with available assets to satisfy its obligations under such transactions.

The Fund’s obligations under such transactions will not be considered senior securities representing indebtedness for purposes of the 1940 Act, or included in calculating the aggregate amount of the Fund’s Financial Leverage.

In October 2020, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Fund’s asset segregation and cover practices discussed herein. The scheduled compliance date for the rule is August 19, 2022. See “Derivatives Transactions Risk In General” below for additional information regarding the final rule.

TEMPORARY DEFENSIVE INVESTMENTS

At any time when a temporary defensive posture is believed by GPIM to be warranted (a “temporary defensive period”), the Fund may, without limitation, hold cash or invest its assets in money market instruments and repurchase agreements in respect of those instruments. The Fund may not achieve its investment objective during a temporary defensive period or be able to sustain its historical distribution levels.

Risk Factors [Table Text Block]

PRINCIPAL RISKS OF THE FUND

Investment in the Fund involves special risk considerations, which are summarized below. The Fund is designed as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation and other market and economic factors.

The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.

Not a Complete Investment Program

An investment in the Common Shares of the Fund should not be considered a complete investment program. The Fund is intended for long-term investors seeking current income and capital appreciation. An investment in the Fund is not meant to provide a vehicle for those who wish to play short-term swings in the market. Shareholders should take into account the Fund’s investment objective as well as shareholder’s other investments when considering an investment in the Fund. Before making an investment decision, a prospective investor should consider (i) the suitability of this investment with respect to his or her investment objectives and personal situation and (ii) factors such as his or her personal net worth, income, age, risk tolerance and liquidity needs.

Investment and Market Risk

An investment in the Common Shares of the Fund is subject to investment risk, particularly under current economic, financial, geopolitical, labor and public health conditions, including the possible loss of the entire principal amount that you invest.

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. Investors should be aware that, particularly in light of the current uncertainty, volatility and distress in economies and financial markets, and geopolitical, labor and public health conditions around the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, its service providers, the markets in which it invests and market intermediaries and exchanges are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund still depends on future developments, which are highly uncertain and difficult to predict.

An investment in the Common Shares of the Fund represents an indirect investment in the securities owned by the Fund. The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These fluctuations may occur frequently and in large amounts. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have risen recently and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, natural/environmental disasters, cyber attacks, terrorism, governmental or quasi-governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. For example, the risks of a borrower’s default or bankruptcy or non-payment of scheduled interest or principal payments from senior floating rate interests held by the Fund are especially acute under these conditions. Furthermore, interest rates may change and bond yields may fall as a result of types of events, including responses by governmental entities to such events, which would magnify the Fund’s fixed-income instruments’ susceptibility to interest rate risk and diminish their yield and performance. Moreover, the Fund’s investments in ABS are subject to many of the same risks that are applicable to investments in securities generally, including interest rate risk, credit risk, foreign currency risk, below-investment grade securities risk, financial leverage and leveraged transactions risk, prepayment and extension risks and regulatory risk, which would be elevated under the foregoing circumstances.

Moreover, changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets. As a result, there is an increased risk that geopolitical and other events will disrupt economies and markets globally. For example, local or regional armed conflicts (notably the Russia-Ukraine conflict) have led to significant sanctions by the United States, Europe and other countries against certain countries (as well as persons and companies connected with certain counties) and led to indirect adverse regional and global market, economic and other effects. It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. There is an increased likelihood that these types of events or conditions can, sometimes rapidly and unpredictably, result in a variety of adverse developments and circumstances, such as reduced liquidity, supply chain disruptions and market volatility, as well as increased general uncertainty and broad ramifications for markets, economies, issuers, businesses in many sectors and societies globally.

Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Fund’s investments will increase in value along with the broader markets. Periods of market stress and volatility of financial markets, including potentially extreme stress and volatility caused by the events described above or similar circumstances, can expose the Fund to greater market risk than normal, possibly resulting in greatly reduced liquidity and increased valuation risks, for certain asset classes, longer than usual trade settlement periods. The fewer the number of issuers in which the Fund invests and/or the greater the use of leverage, the greater the potential volatility in the Fund’s portfolio. GPIM potentially could be prevented from considering, managing and executing investment decisions at an advantageous time or price or at all as a result of any domestic or global market or other disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, such as the current conditions, which have also resulted in impediments to the normal functioning of workforces, including personnel and systems of the Fund’s service providers and market intermediaries. The value of the securities owned by the Fund may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived economic conditions, changes in interest or currency rates or changes in investor sentiment or market outlook generally.

At any point in time, your Common Shares may be worth less than your original investment, even after including the reinvestment of Fund dividends and distributions.

Management Risk

The Fund is subject to management risk because it has an actively managed portfolio. GPIM will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund’s allocation of its investments across various asset classes and sectors may vary significantly over time based on GPIM’s analysis and judgment with assistance from GPA. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. The ability of the Fund to achieve its investment objective depends, in part, on the ability of GPIM to allocate effectively the Fund’s assets among multiple investment strategies, Investment Funds and investments and asset classes. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or that an investment strategy or Investment Fund or investment will achieve its particular investment objective.

Income Risk

The income investors receive from the Fund is based primarily on the interest it earns from its investments in Income Securities, which can vary widely over the short- and long-term. If prevailing market interest rates drop, investors’ income from the Fund could drop as well. The Fund’s income could also be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage, although this risk is mitigated to the extent the Fund invests in floating-rate obligations.

Dividend Risk

Dividends on common stock and other Common Equity Securities which the Fund may hold are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the Common Equity Securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur as a result of, among other things, a sharp rise in interest rates or an economic downturn. Changes in the dividend policies of companies and capital resources available for these companies’ dividend payments may adversely affect the Fund. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. These circumstances may result from issuer-specific events, adverse economic or market developments, or legislative or regulatory changes or other developments that limit an issuer’s ability to declare and pay dividends, which would affect the Fund’s performance and ability to generate income. The dividend income from the Fund’s investment in Common Equity Securities will be influenced by both general economic activity and issuer-specific factors. In the event of adverse changes in economic conditions or adverse events effecting a specific industry or issuer, the issuers of the Common Equity Securities held by the Fund may reduce the dividends paid on such securities (or not declare or pay dividends on such securities).

Income Securities Risk

In addition to the risks discussed above, Income Securities, including high-yield bonds, are subject to certain risks, including:

Issuer Risk

The value of Income Securities may decline for a number of reasons which directly relate to the issuer, such as management performance, the issuer’s overall level of debt, reduced demand for the issuer’s goods and services, historical and projected earnings, and the value of its assets.

Spread Risk

Spread risk is the risk that the market price can change due to broad based movements in spreads. The difference (or “spread”) between the yield of a security and the yield of a benchmark measures the additional interest paid. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns, or general reductions in risk tolerance.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt instrument or a counterparty to a derivatives transaction or other transaction (such as a repurchase agreement or a loan of portfolio securities or other instruments) is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. If an issuer fails to pay interest, the Fund’s income would likely be reduced, and if an issuer fails to repay principal, the value of the instrument likely would fall and the Fund could lose money. This risk is especially acute with respect to below investment grade debt instruments (commonly referred to as “high-yield” or “junk” bonds) and unrated high risk debt instruments, whose issuers are particularly susceptible to fail to meet principal or interest obligations. Also, the issuer, guarantor or counterparty may suffer adverse changes in its financial condition or be adversely affected by economic, political or social conditions that could lower the credit quality (or the market’s perception of the credit quality) of the issuer or instrument, leading to greater volatility in the price of the instrument and in shares of the Fund. Although credit quality rating may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s value or liquidity and make it more difficult for the Fund to sell at an advantageous price or time. The risk of the occurrence of these types of events is heightened under adverse economic conditions.

The degree of credit risk depends on the particular instrument and the financial condition of the issuer, guarantor or counterparty, which are often reflected in its credit quality. A credit quality rating is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal. Credit ratings assigned by rating agencies are based on a number of factors and subjective judgments and therefore do not necessarily represent an issuer’s actual financial condition or the volatility or liquidity of the security. Although higher-rated securities generally present lower credit risk as compared to lower-rated or unrated securities, an issuer with a high credit rating may in fact be exposed to heightened levels of credit or liquidity risk.

In addition, during recent conditions, many issuers have been unprofitable, have had little cash on hand and/or unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing and other costs rise due to governmental action or inaction or for other reasons. Also, the issuer, guarantor or counterparty may suffer adverse changes in its financial condition or reduced demand for its goods and services or be adversely affected by economic, political, public health or social conditions that could lower the credit quality (or the market’s perception of the credit quality) of the issuer or instrument, leading to greater volatility in the price of the instrument and in shares of the Fund.

If an issuer, guarantor or counterparty declares bankruptcy or is declared bankrupt, the Fund would likely be adversely affected in its ability to receive principal or interest owed or otherwise to enforce the financial obligations of the other party. The Fund may be subject to increased costs associated with the bankruptcy process and experience losses as a result of the deterioration of the financial condition of the issuer, guarantor or counterparty. The risks to the Fund related to such bankruptcies are elevated given the current state of economic, market, labor and public health conditions and would likely be elevated under similar circumstances in the future.

Interest Rate Risk

Fixed-income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates, including changes in reference rates used in fixed-income and other debt instruments (such as LIBOR), may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. In addition, changes in interest rates, including rates that fall below zero, can have unpredictable effects on markets and can adversely affect the Fund’s yield, income and performance. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline and when interest rates decrease, the values of fixed-income and other debt instruments rise.

The value of a debt instrument with a longer duration will generally be more sensitive to interest rate changes than a similar instrument with a shorter duration. Similarly, the longer the average duration (whether positive or negative) of these instruments held by the Fund or to which the Fund is exposed (i.e., the longer the average portfolio duration of the Fund), the more the Fund’s NAV will likely fluctuate in response to interest rate changes. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, the NAV per share of a bond fund with an average duration of eight years would be expected to fall approximately 8% if interest rates rose by one percentage point.

However, measures such as duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, in turn, the Fund’s susceptibility to changes in interest rates. Certain fixed-income and debt instruments are subject to the risk that the issuer may exercise its right to redeem (or call) the instrument earlier than anticipated. Although an issuer may call an instrument for a variety of reasons, if an issuer does so during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield or other less favorable features, and therefore might not benefit from any increase in value as a result of declining interest rates. Interest only or principal only securities and inverse floaters are particularly sensitive to changes in interest rates, which may impact the income generated by the security and other features of the security.

Instruments with variable or floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Conversely, in a decreasing interest rate environment, these instruments will generally not increase in value and the Fund’s investment in instruments with floating interest rates may prevent the Fund from taking full advantage of decreasing interest rates in a timely manner. In addition, the income received from such instruments will likely be adversely affected by a decrease in interest rates.

Adjustable rate securities also react to interest rate changes in a similar manner as fixed-rate securities but generally to a lesser degree depending on the characteristics of the security, in particular its reset terms (i.e., the index chosen, frequency of reset and reset caps or floors). During periods of rising interest rates, as is the case currently, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. These securities also may be subject to limits on the maximum increase in interest rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. These securities may not be subject to limits on downward adjustments of interest rates.

During periods of rising interest rates, as is the case currently, issuers of debt securities or asset-backed securities may pay principal later or more slowly than expected, which may reduce the value of the Fund’s investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested in other instruments. During periods of falling interest rates, issuers of debt securities or asset-backed securities may pay off debts more quickly or earlier than expected, which could cause the Fund to be unable to recoup the full amount of its initial investment and/or cause the Fund to reinvest in lower-yielding securities, thereby reducing the Fund’s yield or otherwise adversely impacting the Fund.

Certain debt instruments, such as instruments with a negative duration or inverse instruments, are also subject to interest rate risk, although such instruments generally react differently to changes in interest rates than instruments with positive durations. The Fund’s investments in these instruments also may be adversely affected by changes in interest rates. For example, the value of instruments with negative durations, such as inverse floaters, generally decrease if interest rates decline.

The Fund’s use of leverage will tend to increase Common Share interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of credit securities held by the Fund or any leverage being employed by the Fund and decreasing the Fund’s exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.

Current Fixed-Income and Debt Market Conditions

Fixed-income and debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In response to the situation initially caused by the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators have enacted or are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably for extended periods. These changes are also the result of investment and programs (such as infrastructure modernization projects) made by the U.S. and other governments. These actions present heightened risks to fixed-income and debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly disrupted, discontinued, reversed or are ineffective in achieving their desired outcomes. These actions are also contributing to increases in inflation. In light of these actions and current conditions, interest rates and bond yields in the United States and many other countries were, until recently, at or near historic lows, but interest rates are currently rising again. Certain countries have experienced negative interest rates on certain debt securities and have pursued negative interest rate policies in recent years. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with negative value intended to create self-sustaining growth in the local economy. To the extent the Fund holds a debt instrument with a negative interest rate, the Fund would generate a negative return on that investment. If negative interest rates become more prevalent in the market, market participants may seek to reallocate their investments to other income-producing assets, which could further reduce the value of instruments held by the Fund with a negative yield.

The current interest rate environment is magnifying the Fund’s susceptibility to interest rate risk and may diminish yield and impact performance. As of the date of this report, the Federal Reserve Board has begun to increase interest rates and has signaled the possibility of further increases during the remainder of 2022. It is difficult to accurately predict the pace at which the Federal Reserve Board will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and unpredictable. Certain economic conditions and market environments will expose fixed-income and debt instruments to heightened volatility and reduced liquidity, which can negatively impact the Fund’s performance or otherwise adversely impact the Fund.

Corporate Bond Risk

The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific and other developments.

Reinvestment Risk

Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called Income Securities at market interest rates that are below the Fund portfolio’s current earnings rate. A decline in income could affect the Common Shares’

market price or the overall return of the Fund. These or similar conditions may also occur in the future.

Extension Risk

Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected. In this event, the expected maturity could lengthen as short or intermediate-term instruments become longer-term instruments, which would make the investment more sensitive to changes in interest rates. The likelihood that payments on principal will occur at a slower rate or later than expected is heightened under the current conditions. In addition, the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline. These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund to the extent its investments are in lower interest rate debt instruments. Thus, changes in interest rates may cause volatility in the value of and income received from these types of debt instruments.

Prepayment Risk

Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected (or an investment is converted or redeemed prior to maturity). For example, an issuer may exercise its right to redeem outstanding debt securities prior to their maturity (known as a “call”) or otherwise pay principal earlier than expected for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls or “prepays” a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be required to reinvest in generally lower-yielding securities, securities with greater credit risks or securities with other, less favorable features or terms than the security in which the Fund initially invested, thus potentially reducing the Fund’s yield. Income Securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. Loans and mortgage- and other asset-backed securities are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates (or narrower spreads) as issuers of higher interest rate debt instruments pay off debts earlier than expected. In addition, the Fund may lose any premiums paid to acquire the investment. Other factors, such as excess cash flows, may also contribute to prepayment risk. Thus, changes in interest rates may cause volatility in the value of and income received from these types of debt instruments.

Variable or floating rate investments may be less vulnerable to prepayment risk. Most floating rate loans and fixed-income securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or fixed-income securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan or security.

Liquidity Risk

The Fund may invest without limitation in Income Securities for which there is no readily available trading market or which are unregistered, restricted or otherwise illiquid, including certain high-yield securities. The Fund may invest in privately issued securities of both public and private companies, which may be illiquid. Securities of below investment grade quality tend to be less liquid than investment grade debt securities, and securities of financial distressed or bankrupt issuers may be particularly illiquid. Loans typically are not registered with the SEC and are not listed on any securities exchange and may at times be illiquid. Loan investments through participations and assignments are typically illiquid. Structured finance securities are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in structured finance securities may be characterized by the Fund as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances. The securities and obligations of foreign issuers, particular issuers in emerging markets, may be more likely to experience periods of illiquidity. Derivative instruments, particularly privately-negotiated or OTC derivatives, may be illiquid, although can be no assurance that a liquid market will exist when the Fund seeks to close out an exchange-traded derivative position.

The Fund may not be able to readily dispose of illiquid securities and obligations at prices that approximate those at which the Fund could sell such assets and obligations if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. As a result, the Fund may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. The capacity of market makers of fixed-income and other debt instruments has not kept pace with the consistent growth in these markets over the past three decades, which has led to reduced levels in the capacity of these market makers to engage in trading and, as a result, dealer inventories of corporate fixed-income, floating rate and certain other debt instruments are at or near historic lows relative to market size. In addition, limited liquidity could affect the market price of Income Securities, thereby adversely affecting the Fund’s NAV and ability to make distributions. Dislocations in certain parts of markets have in the past and may in the future result in reduced liquidity for certain investments. Liquidity of financial markets may also be affected by government intervention.

Valuation of Certain Income Securities Risk

GPIM may use the fair value method to value investments if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. Because the secondary markets for certain investments may be limited, they may be difficult to value. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. A security that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such securities may not equal the value at which the Fund carried the investment on its books, which would adversely affect the net asset value of the Fund.

Duration and Maturity Risk

The Fund has no set policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will expose the Fund to certain magnified risks. These risks include interest rate risk, credit risk and liquidity risks as discussed above. Generally speaking, the longer the duration of the Fund’s portfolio, the more exposure the Fund will have to interest rate risk described above.

Below-Investment Grade Securities Risk

The Fund may invest in Income Securities rated below-investment grade or, if unrated, determined by GPIM to be of comparable credit quality, which are commonly referred to as “high-yield” or “junk” bonds. Investment in securities of below-investment grade quality involves substantial risk of loss, the risk of which is particularly acute under adverse economic conditions. Income Securities of below-investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Securities of below investment grade quality may involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments, such as operating results and outlook and to real or perceived adverse economic and competitive industry conditions. Generally, the risks associated with high yield securities are heightened during times of weakening economic conditions or rising interest rates (particularly for issuers that are highly leveraged) and are therefore heightened under current conditions. If the Fund is unable to sell an investment at its desired time, the Fund may miss other investment opportunities while it holds investments it would prefer to sell, which could adversely affect the Fund’s performance. In addition, the liquidity of any Fund investment may change significantly over time as a result of market, economic, trading, issuer-specific and other factors. Accordingly, the performance of the Fund and a shareholder’s investment in the Fund may be adversely affected if an issuer is unable to pay interest and repay principal, either on time or at all. Issuers of below investment grade securities are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recessions and other adverse economic developments than more creditworthy issuers, which may impair their ability to make interest and principal payments. Income Securities of below-investment grade quality display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values, total return and yield for securities of below investment grade quality tend to be more volatile than the market values, total return and yield for higher quality bonds. Securities of below investment grade quality tend to be less liquid than investment grade debt securities and therefore more difficult to value accurately and sell at an advantageous price or time and may involve greater transactions costs and wider bid/ask spreads, than higher-quality securities. To the extent that a secondary market does exist for certain below investment grade securities, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because of the substantial risks associated with investments in below investment grade securities, you could have an increased risk of losing money on your investment in Common Shares, both in the short-term and the long-term. To the extent that the Fund invests in securities that have not been rated by a nationally recognized statistical rating organization (“NRSRO”), the Fund’s ability to achieve its investment objective will be more dependent on GPIM’s credit analysis than would be the case when the Fund invests in rated securities.

Successful investment in lower-medium and lower-rated debt securities may involve greater investment risk and is highly dependent on GPIM’s credit analysis. The value of securities of below investment grade quality is particularly vulnerable to changes in interest rates and a real or perceived economic downturn or higher interest rates could cause a decline in prices of such securities by lessening the ability of issuers to make principal and interest payments. These securities are often thinly traded or subject to irregular trading and can be more difficult to sell and value accurately than higher-quality securities because there tends to be less public information available about these securities. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire below investment grade market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or a change in the market’s psychology. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Structured Finance Investments Risk

The Fund’s structured finance investments may include residential and commercial mortgage-related and other ABS issued by governmental entities and private issuers. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, these investments represent an interest in a pool of residential or commercial real estate or assets such as automobile loans, credit card receivables or student loans that have been securitized and provide for monthly payments of interest and principal to the holder based from the cash flow of these assets. Holders of structured finance investments bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured finance investments enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured finance investments generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to accurately predict whether the prices of indices and securities underlying structured finance investments will rise or fall, these prices (and, therefore, the prices of structured finance investments) will be influenced by the same types of political, economic and other events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured finance investment owned by the Fund.

The Fund may invest in structured finance products collateralized by low grade or defaulted loans or securities. Investments in such structured finance products are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities.

The Fund may invest in senior and subordinated classes issued by structured finance vehicles. The payment of cash flows from the underlying assets to senior classes take precedence over those of subordinated classes, and therefore subordinated classes are subject to greater risk. Furthermore, the leveraged nature of subordinated classes may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets.

Structured finance securities may be thinly traded or have a limited trading market. Structured finance securities are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in structured finance securities may be characterized by the Fund as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.

Structured finance securities, such as mortgage-backed securities, issued by non-governmental issuers are not guaranteed as to principal or interest by the U.S. government or a government sponsored enterprise and are typically subject to greater risk than those issued by such governmental entities. For example, privately issued mortgage-backed securities are not subject to the same underwriting requirements for underlying mortgages as those issued by governmental entities and, as a result, mortgage loans underlying such privately issued securities typically have less favorable underwriting characteristics (such as credit risk and collateral) and a wider range in terms (such as interest rate, term and borrower characteristics).

Mortgage-Backed Securities Risk

MBS represent an interest in a pool of mortgages. MBS are subject to certain risks, such as: credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect the return to investors in such MBS); risks associated with the servicer of the underlying mortgages; adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; prepayment and extension risks, which can lead to significant fluctuations in the value of the MBS; loss of all or part of the premium, if any, paid; and decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. The value of MBS may be substantially dependent on the servicing of the underlying pool of mortgages. In addition, the Fund’s level of investment in MBS of a particular type or in MBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Fund to additional risk.

When market interest rates decline, more mortgages are refinanced and the securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. When market interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of MBS is usually more pronounced than it is for other types of debt securities. In addition, due to increased instability in the credit markets, the market for some MBS has experienced reduced liquidity and greater volatility with respect to the value of such securities, making it more difficult to value such securities. The Fund may invest in sub-prime mortgages or MBS that are backed by sub-prime mortgages or defaulted or nonperforming loans.

Additional risks relating to investments in MBS may arise because of the type of MBS in which the Fund invests, defined by the assets collateralizing MBS. For example, CMOs may have complex or highly variable prepayment terms, such as companion classes, interest only or principal only payments, inverse floaters and residuals. These investments generally entail greater market, prepayment and liquidity risks than other MBS, and may be more volatile or less liquid than other MBS. These risks are heightened under the current state of economic, market, labor and public health conditions.

Moreover, the relationship between prepayments and interest rates may give some high-yielding MBS less potential for growth in value than conventional bonds with comparable maturities. In addition, during periods of falling interest rates, the rate of prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, MBS’s total return and maturity may be difficult to predict precisely. To the extent that the Fund purchases MBS at a premium, prepayments (which may be made without penalty) may result in loss of the Fund’s principal investment to the extent of premium paid.

MBS generally are classified as either commercial mortgage-backed securities (“CMBS”) or residential mortgage-backed securities (“RMBS”), each of which are subject to certain specific risks.

Commercial Mortgage-Backed Securities Risk

CMBS are subject to particular risks, such as those associated with lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than residential lending. Commercial lending typically involves larger loans to single borrowers or groups of related borrowers than residential mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, change in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on MBS secured by loans on commercial properties than on those secured by loans on residential properties. Economic downturns, rises in unemployment and other events, such as public health emergencies, that limit the activities of and demand for commercial retail and office spaces (such as the current COVID-19 situation) adversely impact the value of such securities. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The exercise of remedies and successful realization of liquidation proceeds relating to CMBS may be highly dependent on the performance of the servicer or special servicer. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.

Residential Mortgage-Backed Securities Risk

Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process. These risks are elevated given the current state of economic, market, public health and labor conditions.

Sub-Prime Mortgage Market Risk

The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain mortgages and MBS. Delinquencies and losses on residential mortgage loans (especially sub-prime and second-lien mortgage loans) generally have increased at times and may again increase, and a decline in or flattening of housing values (as has been experienced at times and may again be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Largely due to the foregoing, reduced investor demand for mortgage loans and MBS and increased investor yield requirements has at times caused limited liquidity in the secondary market for certain MBS, which can adversely affect the market value of MBS. It is possible that such limited liquidity in such secondary markets could continue or worsen. If the economy of the United States deteriorates further, the incidence of mortgage foreclosures, especially sub-prime mortgages, may increase, which may adversely affect the value of any MBS owned by the Fund.

Any increase in prevailing market interest rates, which until recently were near historical lows and have begun to rise, may result in increased payments for borrowers who have adjustable rate mortgages. Moreover, with respect to hybrid mortgage loans after their initial fixed rate period, interest-only products or products having a lower rate, and with respect to mortgage loans with a negative amortization feature which reach their negative amortization cap, borrowers may experience a substantial increase in their monthly payment even without an increase in prevailing market interest rates. Increases in payments for borrowers may result in increased rates of delinquencies and defaults on residential mortgage loans underlying the RMBS.

The significance of the mortgage crisis and loan defaults in residential mortgage loan sectors led to the enactment of numerous pieces of legislation relating to the mortgage and housing markets. These actions, along with future legislation or regulation, may have significant impacts on the mortgage market generally and may result in a reduction of available transactional opportunities for the Fund or an increase in the cost associated with such transactions and may adversely impact the value of RMBS.

During the mortgage crisis, a number of originators and servicers of residential and commercial mortgage loans, including some of the largest originators and servicers in the residential and commercial mortgage loan market, experienced serious financial difficulties. These or similar difficulties may occur in the future and affect the performance of non-agency RMBS and CMBS. There can be no assurance that originators and servicers of mortgage loans will not continue to experience serious financial difficulties or experience such difficulties in the future, including becoming subject to bankruptcy or insolvency proceedings, or that underwriting procedures and policies and protections against fraud will be sufficient in the future to prevent such financial difficulties or significant levels of default or delinquency on mortgage loans.

Asset-Backed Securities Risk

ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS.

Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted. Some ABS may be structured to include a period of rapid amortization triggered by events such as a significant rise in the default rate of the underlying collateral, a sharp drop in the credit enhancement level because of credit losses on the underlying assets, a specified regulatory event or the bankruptcy of the originator. A rapid amortization event will cause any revolving period to end earlier than expected and all collections on the underlying assets will be used to pay principal to investors earlier than expected. In general, the senior most securities will be paid prior to any payments being made on the subordinated securities, and if such payments are made earlier than expected, the Fund’s yield on such ABS may be negatively affected.

CLO, CDO and CBO Risk

The Fund may invest in CDOs, CBOs and CLO. A CDO is an ABS whose underlying collateral is typically a portfolio of other structured finance debt securities or synthetic instruments issued by another ABS vehicle. A CBO is an ABS whose underlying collateral is a portfolio of bonds. A CLO is an ABS whose underlying collateral is a portfolio of bank loans.

In addition to the general risks associated with credit or debt securities discussed herein, CLOs, CDOs and CBOs are subject to additional risks. CLOs, CDOs and CBOs are subject to risks associated with the involvement of multiple transaction parties related to the underlying collateral and disruptions that may occur as a result of the restructuring or insolvency of the underlying obligors, which are generally corporate obligors. Unlike a consumer obligor that is generally obligated to make payments on the collateral backing an ABS, the obligor on the collateral backing a CLO, a CDO or a CBO may have more effective defenses or resources to cause a delay in payment or restructure the underlying obligation. If an obligor is permitted to restructure its obligations, distributions from collateral securities may not be adequate to make interest or other payments.

The performance of CLOs, CDOs and CBOs depends primarily upon the quality of the underlying assets and the level of credit support or enhancement in the structure and the relative priority of the interest in the issuer of the CLO, CDO or CBO purchased by the Fund. In general, CLOs, CDOs and CBOs are actively managed by an asset manager that is responsible for evaluating and acquiring the assets that will collateralize the CLO, CDO or CBO. The asset manager may have difficulty in identifying assets that satisfy the eligibility criteria for the assets and may be restricted from trading the collateral. These criteria, restrictions and requirements, while reducing the overall risk to the Fund, may limit the ability of the investment manager to maximize returns on the CLOs, CDOs and CBOs if an opportunity is identified by the collateral manager. In addition, other parties involved in CLOs, CDOs and CBOs, such as credit enhancement providers and investors in senior obligations of the CLO, CDO or CBO may have the right to control the activities and discretion of the investment manager in a manner that is adverse to the interests of the Fund. A CLO, CDO or CBO generally includes provisions that alter the priority of payments if performance metrics related to the underlying collateral, such as interest coverage and minimum overcollateralization, are not met. These provisions may cause delays in payments on the securities or an increase in prepayments depending on the relative priority of the securities owned by the Fund. The failure of a CLO, CDO or CBO to make timely payments on a particular tranche may have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CLOs, CDOs and CBOs may be subject to deferral. If cashflows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on the CLOs, CDOs and CBOs, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the issuer to pay such deficiency will be extinguished.

The value of securities issued by CLOs, CDOs and CBOs also may change because of, among other things, changes in market value; changes in the market’s perception of the creditworthiness of the servicer of the assets, the originator of an asset in the pool, or the financial institution or fund providing credit support or enhancement; loan performance and prices; broader market sentiment, including expectations regarding future loan defaults, liquidity conditions and supply and demand for structured products.

Risks Associated with Risk-Linked Securities

RLS are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. Unlike other insurable low-severity, high-probability events (such as auto collision coverage), the insurance risk of which can be diversified by writing large numbers of similar policies, the holders of a typical RLS are exposed to the risks from high-severity, low-probability events such as that posed by major earthquakes or hurricanes. RLS represent a method of reinsurance, by which insurance companies transfer their own portfolio risk to other reinsurance companies and, in the case of RLS, to the capital markets. A typical RLS provides for income and return of capital similar to other fixed-income investments, but involves full or partial default if losses resulting from a certain catastrophe exceeded a predetermined amount. In essence, investors invest funds in RLS and if a catastrophe occurs that “triggers” the RLS, investors may lose some or all of the capital invested. In the case of an event, the funds are paid to the bond sponsor—an insurer, reinsurer or corporation—to cover losses. In return, the bond sponsors pay interest to investors for this catastrophe protection. RLS can be structured to pay-off on three types of variables—insurance-industry catastrophe loss indices, insure-specific catastrophe losses and parametric indices based on the physical characteristics of catastrophic events. Such variables are difficult to predict or model, and the risk and potential return profiles of RLS may be difficult to assess. Catastrophe-related RLS have been in use since the 1990s, and the securitization and risk-transfer aspects of such RLS are beginning to be employed in other insurance and risk-related areas. No active trading market may exist for certain RLS, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets.

CLO Subordinated Notes Risk

The Fund may invest in any portion of the capital structure of CLOs (including the subordinated, residual and deep mezzanine debt tranches). Investment in the subordinated tranche is subject to special risks. The subordinated tranche does not receive ratings and is considered the riskiest portion of the capital structure of a CLO. The subordinated tranche is junior in priority of payment to the more senior tranches of the CLO and is subject to certain payment restrictions. As a result, the subordinated tranche bears the bulk of defaults from the loans in the CLO. In addition, the subordinated tranche generally has only limited voting rights and generally does not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the CLO notes. Certain mezzanine tranches in which the Fund may invest may also be subject to certain risks similar to risks associated with investment in the subordinated tranche.

The subordinated tranche is unsecured and ranks behind all of the secured creditors, known or unknown, of the CLO issuer, including the holders of the secured notes it has issued. Consequently, to the extent that the value of the issuer’s portfolio of loan investments has been reduced as a result of conditions in the credit markets, defaulted loans, capital gains and losses on the underlying assets, prepayment or changes in interest rates, the value of the subordinated tranche realized at redemption could be reduced. If a CLO breaches certain tests set forth in the CLO’s indenture, excess cash flow that would otherwise be available for distribution to the subordinated tranche investors is diverted to prepay CLO debt investors in order of seniority until such time as the covenant breach is cured. If the covenant breach is not or cannot be cured, the subordinated tranche investors (and potentially other investors in lower priority rated tranches) may experience a partial or total loss of their investment. Accordingly, the subordinated tranche may not be paid in full and may be subject to up to 100% loss. At the time of issuance, the subordinated tranche of a CLO is typically under-collateralized in that the liabilities of a CLO at inception exceed its total assets.

The leveraged nature of subordinated notes may magnify the adverse impact on the subordinated notes of changes in the market value of the investments held by the issuer, changes in the distributions on those investments, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and availability, prices and interest rates of those investments.

Subordinated notes are not guaranteed by another party. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the subordinated notes will meet the Fund’s expectations. Investments in the subordinated tranche of a CLO are generally less liquid than CLO debt tranches and subject to extensive transfer restrictions, and there may be no market for subordinated notes. Therefore, the Fund may be required to hold subordinated notes for an indefinite period of time or until their stated maturity. Certain mezzanine tranches in which the Fund may invest may also be subject to certain risks similar to risks associated with investment in the subordinated tranche.

Risks Associated with Structured Notes

Investments in structured notes involve risks associated with the issuer of the note and the reference instrument. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Senior Loans Risk

The Fund may invest in senior secured floating rate Loans made to corporations and other non¬governmental entities and issuers (“Senior Loans”). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets of the borrower, including stock owned by the borrower in its subsidiaries, that is senior to that held by junior lien creditors, subordinated debt holders and stockholders of the borrower. The Fund’s investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of the applicable issuer.

There is less readily-available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is rarely a minimum rating or other independent evaluation of a borrower or its securities, and GPIM relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of GPIM with respect to investments in Senior Loans. GPIM’s judgment about the credit quality of a borrower may be wrong.

The risks associated with Senior Loans of below-investment grade quality are similar to the risks of other lower grade Income Securities, although Senior Loans are typically senior in payment priority and secured on a senior priority basis, in contrast to subordinated and unsecured Income Securities.

Senior Loans’ higher priority has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are adjusted for changes in short-term interest rates, investments in Senior Loans have less interest rate risk than certain other lower grade Income Securities, which may have fixed interest rates. The Fund’s investments in Senior Loans are typically below-investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.

Economic and other events (whether real or perceived) can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause the Fund’s NAV per share to fall. The frequency and magnitude of such changes cannot be predicted.

Loans and other debt instruments are also subject to the risk of price declines due to increases in prevailing interest rates, although floating-rate debt instruments are substantially less exposed to this risk than fixed-rate debt instruments. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded Senior Loans, meaning that the Fund may not be able to sell them quickly at a desirable price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid Senior Loans may also be difficult to value.

Although the Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Such Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate or otherwise adversely affect the priority of the Senior Loans to presently existing or future indebtedness of the borrower or could take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of Senior Loans.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This could increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements in order to make or hold certain debt investments, this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.

The Fund’s investments in Senior Loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of an offending lender or bondholder (or group of offending lenders or bondholders) to the claims of a disadvantaged creditor (or group of creditors).

Economic exposure to Senior Loans through the use of derivatives transactions may involve greater risks than if the Fund had invested in the Senior Loan interest directly during a primary distribution or through assignments or participations in a loan acquired in secondary markets since, in addition to the risks described above, derivatives transactions to gain exposure to Senior Loans may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks associated with derivatives discussed herein.

Second Lien Loans Risk

The Fund may invest in “second lien” secured floating rate Loans made by public and private corporations and other non-governmental entities and issuers for a variety of purposes (“Second Lien Loans”). Second Lien Loans are typically second in right of payment and/or second in right of priority with respect to collateral remedies to one or more Senior Loans of the related borrower. Second Lien Loans are subject to the same risks associated with investment in Senior Loans and other lower grade Income Securities. However, Second Lien Loans are second in right of payment and/or second in right of priority with respect to collateral remedies to Senior Loans and therefore are subject to the additional risk that the cash flow of the borrower and/or the value of any property securing the Loan may be insufficient to meet scheduled payments or otherwise be available to repay the Loan after giving effect to payments in respect of a Senior Loan, including payments made with the proceeds of any property securing the Loan and any senior secured obligations of the borrower. Second Lien Loans are expected to have greater price volatility and exposure to losses upon default than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure.

Subordinated Secured Loans Risk

Subordinated secured Loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding Senior Loans, Second Lien Loans or other debt instruments with higher priority of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments and repayment of principal in the event of default or bankruptcy after giving effect to the higher ranking secured obligations of the borrower. Subordinated secured Loans are expected to have greater price volatility than Senior Loans and Second Lien Loans and may be less liquid.

Unsecured Loans Risk

Unsecured Loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans, subordinated secured Loans and below investment grade securities. However, because unsecured Loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher ranking obligations of the borrower. Unsecured Loans are expected to have greater price volatility than Senior Loans, Second Lien Loans and subordinated secured Loans and may be less liquid.

Loans and Loan Participations and Assignments Risk

The Fund may invest in loans directly or through participations or assignments. The Fund may purchase Loans on a direct assignment basis from a participant in the original syndicate of lenders or from subsequent assignees of such interests. The Fund may also purchase, without limitation, participations in Loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund may not be able to conduct the same due diligence on the borrower with respect to a Loan that the Fund would otherwise conduct. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the Loan. Lenders selling a participation and other persons interpositioned between the lender and the Fund with respect to a participation will likely conduct their principal business activities in the banking, finance and financial services industries. Because the Fund may invest in participations, the Fund may be more susceptible to economic, political or regulatory occurrences affecting such industries.

Loans are especially vulnerable to the financial health, or perceived financial health, of the borrower but are also particularly susceptible to economic and market sentiment such that changes in these conditions or the occurrence of other economic or market events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. Many loans and loan interests are subject to legal or contractual restrictions on transfer, resale or assignment that may limit the ability of the Fund to sell its interest in a loan at an advantageous time or price. The resale, or secondary, market for loans is currently growing, but may become more limited or more difficult to access, and such changes may be sudden and unpredictable. Transactions in loans are often subject to long settlement periods (in excess of the standard T+2 days settlement cycle for most securities and often longer than seven days). As a result, sale proceeds potentially will not be available to the Fund to make additional investments or to use proceeds to meet its current obligations. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its obligations such as borrowing from a bank or holding additional cash, particularly during periods of unusual market or economic conditions or financial stress.

The Fund invests in or is exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations (“covenant-lite obligations”), which are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The Fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant-lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations.

In certain circumstances, the Adviser or its affiliates (including on behalf of clients other than the Fund) or the Fund may be in possession of material non-public information about a borrower as a result of its ownership of a loan and/or corporate debt security of a borrower. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non¬public information, the Fund might be unable (potentially for a substantial period of time) to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. In circumstances when the Adviser, GPIM or the Fund determines to avoid or to not receive non-public information about a borrower for loan investments being considered for acquisition by the Fund or held by the Fund, the Fund may be disadvantaged relative to other investors that do receive such information, and the Fund may not be able to take advantage of other investment opportunities that it may otherwise have. The Adviser or its affiliates may participate in the primary and secondary market for loans or other transactions with possible borrowers. As a result, the Fund may be legally restricted from acquiring some loans and from participating in a restructuring of a loan or other similar instrument. Further, if the Fund, in combination with other accounts managed by the Adviser or its affiliates, acquires a large portion of a loan, the Fund’s valuation of its interests in the loan and the Fund’s ability to dispose of the loan at favorable times or prices may be adversely affected.

The Fund is subject to other risks associated with investments in (or exposure to) loans and other similar obligations, including that such loans or obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Unfunded Commitments Risk

Certain of the loan participations or assignments acquired by the Fund may involve unfunded commitments of the lenders, revolving credit facilities, delayed draw credit facilities or other investments under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. Such an obligation may have the effect of requiring the Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). These commitments are generally subject to the borrowers meeting certain criteria such as compliance with covenants and certain operational metrics. The terms of the borrowings and financings subject to commitment are comparable to the terms of other loans and related investments in the Fund’s portfolio.

Mezzanine Investments Risk

The Fund may invest in certain lower grade securities known as “Mezzanine Investments,” which are subordinated debt securities that are generally issued in private placements in connection with an equity security (e.g., with attached warrants) or may be convertible into equity securities. Mezzanine Investments are subject to the same risks associated with investment in Senior Loans, Second Lien Loans and other lower grade Income Securities. However, Mezzanine Investments may rank lower in right of payment than any outstanding Senior Loans and Second Lien Loans of the borrower, or may be unsecured (i.e., not backed by a security interest in any specific collateral), and are subject to the additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Mezzanine Investments are expected to have greater price volatility and exposure to losses upon default than Senior Loans and Second Lien Loans and may be less liquid.

Distressed and Defaulted Securities Risk

Investments in the securities of financially distressed issuers involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. GPIM’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong.

Convertible Securities Risk

Convertible securities, debt or preferred equity securities convertible into, or exchangeable for, equity securities, are generally preferred stocks and other securities, including fixed-income securities and warrants that are convertible into or exercisable for common stock. Convertible securities generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree and are subject to the risks associated with debt and equity securities, including interest rate, market and issuer risks. For example, if market interest rates rise, the value of a convertible security usually falls. Certain convertible securities may combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Convertible securities may be lower-rated securities subject to greater levels of credit risk. A convertible security may be converted before it would otherwise be most appropriate, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

“Synthetic” convertible securities have economic characteristics similar to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments.

The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. The income-producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times.

Preferred Securities/Preferred Stock Risk

The Fund may invest in preferred stock, which represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently riskier than the bonds and other debt instruments of the issuer, but less risky than its common stock. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip (in the case of “non-cumulative” preferred stocks) or defer (in the case of “cumulative” preferred stocks) dividend payments. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. If the Fund owns preferred stock that is deferring its distributions, the Fund may be required to report income for U.S. federal income tax purposes while it is not receiving cash payments corresponding to such income. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt and common stock. Preferred stock has properties of both an equity and a debt instrument and is generally considered a hybrid instrument.

Foreign Securities Risk

The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated Income Securities of foreign issuers. Investing in foreign issuers may involve certain risks not typically associated with investing in securities of U.S. issuers due to increased exposure to foreign economic, political (including geopolitical) and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities and obligations are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities and obligations of some foreign companies and foreign markets are less liquid and at times more volatile than comparable U.S. securities, obligations and markets. In addition, such investments are subject to other adverse diplomatic investments, which may include the imposition of economic or trade sanctions or other measures by the U.S. or other governments and supranational organizations or changes in trade policies. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region and to the extent that the Fund invests in securities of issuers in emerging markets. The Fund may also invest in U.S. dollar-denominated Income Securities of foreign issuers, which are subject to many of the risks described above regarding Income Securities of foreign issuers denominated in foreign currencies. These risks are heightened under adverse economic conditions.

Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. In addition, fluctuations in currency exchange fees and restrictions on costs associated with the exchange of currencies may adversely affect the value of the Fund’s investments. Foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation that exists in the United States.

Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.

Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that have been impacted against Russia and other countries and that may further be imposed could vary broadly in scope, and their impact is difficult to accurately predict. For example, the imposition of sanctions and other similar measures likely would, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could significantly delay or prevent the settlement of securities transactions or their valuation, and significantly impact the Fund’s liquidity and performance. Sanctions and other similar measures may be in place for a substantial period of time and enacted with limited advanced notice.

There may be less publicly available information about a foreign company than a U.S. company. Foreign securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. Foreign markets may be more volatile than U.S. markets and offer less protection to investors. Foreign markets also have different clearance and settlement procedures that could cause the Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing a loss. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities. Similar foreign investment risks may apply to futures contracts and other derivative instruments in which the Fund invests that trade on foreign exchanges. The value of derivative and other instruments denominated in or that pay revenues in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in applicable foreign exchange rates could reduce the value of such instruments held by the Fund. Foreign settlement procedures also may involve additional risks.

American depositary receipts (“ADRs”) are receipts issued by United States banks or trust companies in respect of securities of foreign issuers held on deposit for use in the United States securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. These risks are heightened under the current conditions.

Emerging Markets Risk

The Fund may invest up to 10% of its total assets in Income Securities the issuers of which are located in countries considered to be emerging markets, and investments in such securities are considered speculative. Investing in securities in emerging countries generally entails greater risks than investing in securities in developed countries. Securities issued by governments or issuers in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities. These risks are elevated under current macro¬economic, geopolitical and continuing global health conditions and include: (i) less social, political and economic stability and potentially more volatile currency exchange rates; (ii) the small current size of the markets for such securities, limited access to investments in the event of market closures (including due to local holidays), and the currently low or nonexistent volume of trading, which result in a lack of liquidity, in greater price volatility, and/or a higher risk of failed trades or other trading issues; (iii) national policies (including sanctions programs) which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, and trade barriers; (iv) foreign taxation; (v) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available to the Fund) for investment losses and injury to private property; (vi) lower levels of government regulation, which could lead to market manipulation, and less extensive and transparent accounting, auditing, recordkeeping, financial reporting and other requirements which limit the quality and availability of financial information; (vii) high rates of inflation for prolonged periods and rapid interest rate changes; (viii) dependence on a few key trading partners and sensitivity to adverse political (including geopolitical) or social events affecting the global economy and the region where an emerging market is located compared to developed market securities; and (ix) particular sensitivity to global economic conditions, including adverse effects stemming from recessions, depressions, or other economic crises, or armed conflicts, or reliance on international or other forms of aid, including trade, taxation and development policies. Furthermore, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Sovereign debt of emerging countries may be in default or present a greater risk of default, the risk of which is heightened given the current conditions. These risks are heightened for investments in frontier markets.

GPIM has broad discretion to identify countries that it considers to qualify as “emerging markets.” In determining whether a country is an emerging market, GPIM may take into account specific or general factors that GPIM deems to be relevant, including interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and/or legal, social and political developments, as well as whether the country is considered to be emerging or developing by supranational organizations such as the World Bank, the United Nations or other similar entities. Emerging market countries generally will include countries with low gross national product per capita and the potential for rapid economic growth and are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. In addition, the impact of the economic and public health situation in emerging market countries may be greater due to their generally less established healthcare systems and capabilities with respect to fiscal and monetary policies, which may exacerbate other pre-existing political, social and economic risks.

Foreign Currency Risk

The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are denominated or quoted. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. Finally, the Fund’s distributions are paid in U.S. dollars, and to the extent the Fund’s assets are denominated in currencies other than the U.S. dollar, there is a risk that the value of any distribution from such assets may decrease if the currency in which such assets or distributions are denominated falls in relation to the value of the U.S. dollar. The Fund currently intends to seek to hedge its exposures to foreign currencies but may, at the discretion of GPIM, at any time limit or eliminate foreign currency hedging activity. To the extent the Fund does not hedge (or is unsuccessful in seeking to hedge) its foreign currency risk, the value of the Fund’s assets and income could be adversely affected by currency exchange rate movements.

Sovereign Debt Risk

Investments in sovereign debt securities, such as foreign government debt or foreign treasury bills, involve special risks, including the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government debtor’s policy towards the International Monetary Fund or international lenders, the political constraints to which the debtor may be subject and other political considerations. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of sovereign debt securities held by the Fund. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited or no legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. There can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the debtor, which may impair the debtor’s ability to service its debts on a timely basis. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of the Fund.

As a holder of sovereign debt, the Fund may be requested to participate in the restructuring of such sovereign indebtedness, including the rescheduling of payments and the extension of further loans to debtors, which may adversely affect the Fund. There can be no assurance that such restructuring will result in the repayment of all or part of the debt. Sovereign debt risk is increased for emerging market issuers and certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

The Fund may also invest in securities or other obligations issued or backed by supranational organizations, which are international organizations that are designated or supported by government entities or banking institutions typically to promote economic reconstruction or development. These obligations are subject to the risk that the government(s) on whose support the organization depends may be unable or unwilling to provide the necessary support. With respect to both sovereign and supranational obligations, the Fund may have little recourse against the foreign government or supranational organization that issues or backs the obligation in the event of default. These obligations may be denominated in foreign currencies and the prices of these obligations may be more volatile than corporate debt obligations.

Common Equity Securities Risk

The Fund may invest up to 50% of its total assets in Common Equity Securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Common Equity Securities’ prices fluctuate for a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and the economy overall, and broader domestic and international political and economic events. The prices of Common Equity Securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production and other costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of Common Equity Securities are also sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of Common Equity Securities to which the Fund has exposure. At times, stock markets can be volatile and stock prices can change substantially and suddenly. While broad market measures of Common Equity Securities have historically generated higher average returns than Income Securities, Common Equity Securities have also experienced significantly more volatility in those returns. Common Equity Securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers. Dividends on Common Equity Securities which the Fund may hold are not fixed but are declared at the discretion of the issuer’s board of directors. There is no guarantee that the issuers of the Common Equity Securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Equity securities have experienced heightened volatility over recent periods and, therefore, the Fund’s investments in equity securities are subject to heightened risks related to volatility during the current environment and would likely also be subject to such risks in similar market, economic and public health conditions in the future.

Risks Associated with the Fund’s Covered Call Option Strategy and Put Options

The ability of the Fund to achieve its investment objective is partially dependent on the successful implementation of its covered call option strategy. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The Fund may write call options on individual securities, securities indices, exchange-traded funds (“ETFs”) and baskets of securities. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time or on expiration, depending on the terms. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument upon exercise of the option. A call option is “covered” if the Fund owns the security or instrument underlying the call or has an absolute right to acquire the security or instrument without additional cash consideration (or, if additional cash consideration is required under current regulatory requirements, cash or assets determined to be liquid by GPIM (in accordance with procedures established by the Board) in such amount are segregated by the Fund’s custodian or earmarked on the Fund’s books and records). A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by GPIM as described above. As a seller of covered call options, the Fund faces the risk that it will forgo the opportunity to profit from increases in the market value of the security or instrument covering the call option during an option’s life. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. For certain types of options, the writer of the option will have no control over the time when it may be required to fulfill its obligation under the option.

There can be no assurance that a liquid market will exist if and when the Fund seeks to close out an option position. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security or instrument at the exercise price.

The Fund may purchase and write exchange-listed and OTC options. Options written by the Fund with respect to non-U.S. securities, indices or sectors and other instruments generally will be OTC options. OTC options differ from exchange-listed options in several respects. They are transacted directly with the dealers and not with a clearing corporation, and therefore entail the risk of non¬performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. OTC options are subject to heightened counterparty, credit, liquidity and valuation risks. The Fund’s ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The hours of trading for options may not conform to the hours during which the underlying securities are traded. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

The Fund may also purchase put options and write covered put options. A put option written by the Fund on a security is “covered” if the Fund segregates or earmarks assets determined to be liquid by GPIM, in accordance with the procedures established by the Board, equal to the exercise price. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or earmarked assets determined to be liquid by GPIM, as described above. As a seller of covered put options, the Fund bears the risk of loss if the value of the underlying security or instrument declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the security or instrument underlying the put option at a price greater than the market price of the security or instrument at the time of exercise plus the put premium the Fund received when it wrote the option. The Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option; however, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Risks of Real Property Asset Companies

The Fund may invest in Income Securities and Common Equity Securities issued by Real Property Asset Companies.

Real Estate Risks. Because of the Fund’s ability to make indirect investments in real estate and in the securities of companies in the real estate industry, it is subject to risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;
•	general and local economic conditions;
•	unavailability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increased competition;
•	increases in property taxes and operating expenses;
•	changes in zoning laws;
•	losses due to costs of cleaning up environmental problems and contamination;
•	limitations on, or unavailability of, insurance on economic terms;
•	liability to third parties for damages resulting from environmental problems;
•	casualty or condemnation losses;
•	limitations on rents;
•	changes in neighborhood values and the appeal of properties to tenants;
•	changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy; and
•	changes in interest rates.

Natural Resources and Commodities Risks

Because of the Fund’s ability to make indirect investments in natural resources and physical commodities, and in Real Property Asset Companies engaged in oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services, forest products, chemicals, coal, alternative energy sources and environmental services, as well as related transportation companies and equipment manufacturers, the Fund is subject to risks associated with special risks, which include:

Supply and Demand Risk

A decrease in the production of a physical commodity or a decrease in the volume of such commodity available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of an energy, natural resources, basic materials or an associated company that devotes a portion of its business to that commodity. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts or increased competition from alternative energy sources or commodity prices. Alternatively, a sustained decline in demand for such commodities could also adversely affect the financial performance of energy, natural resources, basic materials or associated companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.

Depletion and Exploration Risk

Many energy, natural resources, basic materials and associated companies are engaged in the production of one or more physical commodities or are engaged in transporting, storing, distributing and processing these items on behalf of shippers. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions or through long-term contracts to acquire reserves. The financial performance of energy, natural resources, basic materials and associated companies may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline.

Operational and Geological Risk

Energy, natural resources, basic materials companies and associated companies are subject to specific operational and geological risks in addition to normal business and management risks. Some examples of operational risks include mine rock falls, underground explosions and pit wall failures. Geological risk would include faulting of the ore body and misinterpretation of geotechnical data.

Regulatory Risk

Energy, natural resources, basic materials and associated companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of energy, natural resources and basic materials companies.

Commodity Pricing Risk

The operations and financial performance of energy, natural resources and basic materials companies may be directly affected by commodity prices, especially those energy, natural resources, basic materials and associated companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation, the availability of local, intrastate and interstate transportation systems, governmental expropriation and political upheaval and conflicts. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of energy, natural resources, basic materials and associated companies that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for energy, natural resources, basic materials and associated companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Precious Metals Pricing Risk

The Fund may invest in companies that have a material exposure to precious metals, such as gold, silver and platinum and precious metals related instruments and securities. The price of precious metals can fluctuate widely and is affected by numerous factors beyond the Fund’s control including: global or regional political, economic or financial events and situations; investors’ expectations with respect to the future rates of inflation and movements in world equity, financial and property markets; global supply and demand for specific precious metals, which is influenced by such factors as mine production and net forward selling activities by precious metals producers, central bank purchases and sales, jewelry demand and the supply of recycled jewelry, net investment demand and industrial demand, net of recycling; interest rates and currency exchange rates, particularly the strength of and confidence in the U.S. dollar; and investment and trading activities of hedge funds, commodity funds and other speculators. The Fund does not intend to hold physical precious metals.

Risks of Personal Property Asset Companies

The Fund may invest in Income Securities and Common Equity Securities issued by Personal Property Asset Companies. Personal (as opposed to real) property includes any tangible, movable property or asset. The Fund seeks to invest in Income Securities and Common Equity Securities of Personal Property Asset Companies that are associated with personal property assets with investment performance that is not highly correlated with traditional market indexes, such as special situation transportation assets (e.g., railcars, airplanes and ships) and collectibles (e.g., antiques, wine and fine art).

Special Situation Transportation Assets Risks

The risks of special situation transportation assets include:

Cyclicality of Supply and Demand for Transportation Assets Risk. The transportation asset leasing and sales industry has periodically experienced cycles of oversupply and undersupply of railcars, aircraft and ships. The oversupply of a specific type of transportation asset in the market is likely to depress the values of that type of transportation asset. The supply and demand of transportation assets is affected by various cyclical factors that are not under the Fund’s control, including: (i) passenger and cargo demand; (ii) commercial demand for certain types of transportation assets, (iii) fuel costs and general economic conditions affecting lessees’ operations; (iv) government regulation, including operating restrictions; (v) interest rates; (vi) the availability of credit; (vii) manufacturer production level; (viii) retirement and obsolescence of certain classes of transportation assets; (ix) re-introduction into service of transportation assets previously in storage; and (x) traffic control infrastructure constraints.

Risk of Decline in Value of Transportation Assets and Rental Values. In addition to factors linked to the railway, aviation and shipping industries, other factors that may affect the value of transportation assets, and thus of the Personal Property Asset Companies in which the Fund invests, include: (i) manufacturers merging or exiting the industry or ceasing to produce specific types of transportation asset; (ii) the particular maintenance and operating history of the transportation assets; (iii) the number of operators using that type of transportation asset; (iv) whether the railcar, aircraft or ship is subject to a lease; (v) any regulatory and legal requirements that must be satisfied before the transportation asset can be operated, sold or re-leased, (vi) compatibility of parts and layout of the transportation asset among operators of particular asset; and (vii) any renegotiation of a lease on less favorable terms.

Technological Risks. The availability for sale or lease of new, technologically advanced transportation assets and the imposition of stringent noise, emissions or environmental regulations may make certain types of transportation assets less desirable in the marketplace and therefore may adversely affect the owners’ ability to lease or sell such transportation assets. Consequently, the owner will have to lease or sell many of the transportation assets close to the end of their useful economic life. The owners’ ability to manage these technological risks by modifying or selling transportation assets will likely be limited.

Risks Relating to Leases of Transportation Assets. Owner/lessors of transportation assets will typically require lessees of assets to maintain customary and appropriate insurance. There can be no assurance that the lessees’ insurance will cover all types of claims that may be asserted against the owner, which could adversely affect the value of the Fund’s investment in the Personal Property Asset Company owning such transportation asset. Personal Property Asset Companies will be subject to credit risk of the lessees’ ability to the provisions of the lease of the transportation asset. The Personal Property Asset Company will need to release or sell transportation assets as the current leases expire in order to continue to generate revenues. The ability to re-lease or sell transportation assets will depend on general market and competitive conditions. Some of the competitors of the Personal Property Asset Company may have greater access to financial resources and may have greater operational flexibility. If the Personal Property Asset Company is not able to re-lease a transportation asset, it may need to attempt to sell the aircraft to provide funds for its investors, including the Fund.

Collectible Assets Risks

The risks of collectible assets include:

Valuation of Collectible Assets Risk. The market for collectible assets as a financial investment is in the early stages of development. Collectible assets are typically bought and sold through auction houses, and estimates of prices of collectible assets at auction are imprecise. Accordingly, collectible assets are difficult to value.

Liquidity of Collectible Assets Risk. There are relatively few auction houses in comparison to brokers and dealers of traditional financial assets. The ability to sell collectible assets is dependent on the demand for particular classes of collectible assets, which demand has been volatile and erratic in the past. There is no assurance that collectible assets can be sold within a particular timeframe or at the price at which such collectible assets are valued, which may impair the ability of the Fund to realize full value of Personal Property Asset Companies in the event of the need to liquidate such assets.

Authenticity of Collectible Assets Risk. The value of collectible assets often depends on its rarity or scarcity, or of its attribution as the product of a particular artisan. Collectible Assets are subject to forgery and to the inabilities to assess the authenticity of the collectible asset, which may significantly impair the value of the collectible asset.

High Transaction and Related Costs Risk. Collectible assets are typically bought and sold through auction houses, which typically charge commissions to the purchaser and to the seller which may exceed 20% of the sale price of the collectible asset. In addition, holding collectible assets entails storage and insurance costs, which may be substantial.

Private Securities Risk

The Fund may invest in privately issued Income Securities and Common Equity Securities of Private Securities. Private Securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon GPIM’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain Private Securities may be illiquid. Because there is often no readily available trading market for Private Securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private Securities are also more difficult to value. Valuation may require more research, and elements of judgment may play a greater role in the valuation of Private Securities as compared to public securities because there is less reliable objective data available. Private Securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Investment Funds Risk

As an alternative to holding investments directly, the Fund may also obtain investment exposure to Income Securities and Common Equity Securities by investing up to 30% of its total assets in Investment Funds. These investments include open-end funds, closed-end funds, exchange-traded funds and business development companies as well as other pooled investment vehicles. Investment Funds may include those advised by the Adviser or its affiliates. Investments in Investment Funds present certain special considerations and risks not present in making direct investments in Income Securities and Common Equity Securities. Investments in Investment Funds subject the Fund to the risks affecting such Investment Funds and involve operating expenses and fees that are in addition to the expenses and fees borne by the Fund. Such expenses and fees attributable to the Fund’s investment in another Investment Fund are borne indirectly by Common Shareholders. Accordingly, investment in such entities involves expenses and fees at both levels. Fees and expenses borne by other Investment Funds in which the Fund invests may be similar to the fees and expenses borne by the Fund and can include asset-based management fees and administrative fees payable to such entities’ advisers and managers as well as other expenses borne by such entities, thus resulting in fees and expenses at both levels. To the extent management fees of Investment Funds are based on total gross assets, it may create an incentive for such entities’ managers to employ Financial Leverage, thereby adding additional expense and increasing volatility and risk (including the Fund’s overall exposure to Financial Leverage risk). Fees payable to advisers and managers of Investment Funds may include performance-based incentive fees calculated as a percentage of profits. Such incentive fees directly reduce the return that otherwise would have been earned by investors over the applicable period. A performance-based fee arrangement may create incentives for an adviser or manager to take greater investment risks in the hope of earning a higher profit participation.

Investments in Investment Funds frequently expose the Fund to an additional layer of Financial Leverage. The use of leverage by Investment Funds may cause the Investments Funds’ market price of common shares and/or NAV to be more volatile and can magnify the effect of any losses. From time to time, the Fund may invest a significant portion of its assets in Investment Funds that employ leverage.

Investments in Investment Funds expose the Fund to additional management risk. The success of the Fund’s investments in Investment Funds will depend in large part on the investment skills and implementation abilities of the advisers or managers of such entities. Decisions made by the advisers or managers of such entities may cause the Fund to incur losses or to miss profit opportunities. While GPIM will seek to evaluate managers of Investment Funds and where possible independently evaluate the underlying assets, a substantial degree of reliance on such entities’ managers is nevertheless present with such investments.

The Fund may invest in Investment Funds in excess of statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part could affect or otherwise impose certain limits on the investments and operations of the underlying Investment Fund (notably such fund’s ability to invest in other investment companies and private funds, which include certain structured finance vehicles). It is uncertain what effect the conditions of Rule 12d1-4 will have on the Fund’s investment strategies and operations or those of the Investment Fund in which the Fund may invest.

If the Fund invests in Investment Funds, the Fund's realized losses on sales of shares of an underlying Investment Fund may be indefinitely or permanently deferred as "wash sales." Distributions of short-term capital gains by an underlying Investment Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund's capital loss carryforwards, if any. Capital loss carryforwards of an underlying Investment Fund, if any, would not offset net capital gain of the Fund or of another underlying Investment Fund.

Synthetic Investments Risk

As an alternative to holding investments directly, the Fund may also obtain investment exposure to Income Securities and Common Equity Securities through the use of customized derivative instruments (including swaps, options, forwards, notional principal contracts or other financial instruments) to replicate, modify or replace the economic attributes associated with an investment in Income Securities and Common Equity Securities (including interests in Investment Funds). The Fund may be exposed to certain additional risks to the extent GPIM uses derivatives as a means to synthetically implement the Fund’s investment strategies. If the Fund enters into a derivative instrument whereby it agrees to receive the return of a security or financial instrument or a basket of securities or financial instruments, it will typically contract to receive such returns for a predetermined period of time. During such period, the Fund may not have the ability to increase or decrease its exposure. In addition, such customized derivative instruments will likely be highly illiquid, and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a material adverse manner. Furthermore, certain derivative instruments contain provisions giving the counterparty the right to terminate the contract upon the occurrence of certain events. Such events may include a decline in the value of the reference securities and material violations of the terms of the contract or the portfolio guidelines as well as other events determined by the counterparty. If a termination were to occur, the Fund’s return could be adversely affected as it would lose the benefit of the indirect exposure to the reference securities and it may incur significant termination expenses.

In the event the Fund seeks to participate in Investment Funds (including Private Investment Funds) through the use of such synthetic derivative instruments, the Fund will not acquire any voting interests or other shareholder rights that would be acquired with a direct investment in the underlying Investment Fund. Accordingly, the Fund will not participate in matters submitted to a vote of the shareholders. In addition, the Fund may not receive all of the information and reports to shareholders that the Fund would receive with a direct investment in such Investment Fund.

Further, the Fund will pay the counterparty to any such customized derivative instrument structuring fees and ongoing transaction fees, which will reduce the investment performance of the Fund. Finally, certain tax aspects of such customized derivative instruments are uncertain and a Common Shareholder’s return could be adversely affected by an adverse tax ruling.

Inflation/Deflation Risk

Inflation risk is the risk that the intrinsic value of assets or income from investments will be worth less in the future as inflation decreases the purchasing power and value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Inflation rates (which are currently elevated relative to historical levels) may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would adversely affect the Fund. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk is significantly elevated compared to normal conditions because of current monetary policy measures and the current interest rate environment and level of government intervention and spending. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of Financial Leverage would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Market Discount Risk

The Fund’s Common Shares have traded both at a premium and at a discount in relation to net asset value. The Fund cannot predict whether the Common Shares will trade in the future at a premium or discount to net asset value. The Fund’s Common Shares have recently traded at a premium to net asset value per share, which may not be sustainable. If the Common Shares are trading at a premium to net asset value at the time you purchase Common Shares, the net asset value per share of the Common Shares purchased will be less than the purchase price paid. Shares of closed-end investment companies frequently trade at a discount from net asset value, but in some cases have traded above net asset value. The risk of the Common Shares trading at a discount is a risk separate from the risk of a decline in the Fund’s net asset value as a result of the Fund’s investment activities. The Fund’s net asset value will be reduced immediately following an offering of the Common Shares due to the costs of such offering, which will be borne entirely by the Fund. The sale of Common Shares by the Fund (or the perception that such sales may occur) may have an adverse effect on prices of Common Shares in the secondary market. An increase in the number of Common Shares available may put downward pressure on the market price for Common Shares. The Fund may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Fund of Common Shares at a price below the Fund’s then current net asset value, subject to certain conditions, and such sales of Common Shares at price below net asset value, if any, may increase downward pressure on the market price for Common Shares. These sales, if any, also might make it more difficult for the Fund to sell additional Common Shares in the future at a time and price it deems appropriate.

Whether a Common Shareholder will realize a gain or loss upon the sale of Common Shares depends upon whether the market value of the Common Shares at the time of sale is above or below the price the Common Shareholder paid, taking into account transaction costs for the Common Shares, and is not directly dependent upon the Fund’s net asset value. Because the market value of the Common Shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors outside the Fund’s control, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value, or at, below or above the public offering price for the Common Shares. Common Shares of the Fund are designed primarily for long-term investors; investors in Common Shares should not view the Fund as a vehicle for trading purposes.

Dilution Risk

The voting power of current Common Shareholders will be diluted to the extent that current Common Shareholders do not purchase Common Shares in any future offerings of Common Shares or do not purchase sufficient Common Shares to maintain their percentage interest. If the Fund is unable to invest the proceeds of such offering as intended, the Fund’s per Common Share distribution may decrease and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Fund sells Common Shares at a price below net asset value pursuant to the consent of Common Shareholders, shareholders will experience a dilution of the aggregate net asset value per Common Share because the sale price will be less than the Fund’s then-current net asset value per Common Share. Similarly, were the expenses of the offering to exceed the amount by which the sale price exceeded the Fund’s then current net asset value per Common Share, shareholders would experience a dilution of the aggregate net asset value per Common Share. This dilution will be experienced by all shareholders, irrespective of whether they purchase Common Shares in any such offering.

Financial Leverage and Leveraged Transactions Risk

The Fund may seek to enhance the level of its current distributions by utilizing financial leverage through the issuance of preferred shares, through borrowing or the issuance of commercial paper or other forms of debt, through reverse repurchase agreements, dollar rolls or similar transactions, derivatives transactions or through a combination of the foregoing (collectively “Financial Leverage”). Although the use of Financial Leverage and leveraged transactions by the Fund may create an opportunity for increased after-tax total return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with Financial Leverage and leveraged transactions proceeds are greater than the cost of Financial Leverage and leveraged transactions, the Fund’s return will be greater than if Financial Leverage and leveraged transactions had not been used. Conversely, if the income or gains from the securities purchased with such proceeds does not cover the cost of Financial Leverage and leveraged transactions, the return to the Fund will be less than if Financial Leverage and leveraged transactions had not been used. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed.

Financial Leverage and leveraged transactions are a speculative techniques that exposes the Fund to greater risk and increased costs than if they were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses Financial Leverage and leveraged transactions. As a result, Financial Leverage and leveraged transactions may cause greater changes in the Fund’s NAV and returns than if Financial Leverage and leveraged transactions had not been used. The Fund will also have to pay interest on its indebtedness, if any, which may reduce the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment, which would negatively affect the performance of the Fund.

Financial Leverage and the use of leveraged transactions involve risks and special considerations for shareholders, including the likelihood of greater volatility of NAV and market price of and dividends on the Common Shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on indebtedness or in the dividend rate on any preferred shares that the Fund must pay will reduce the return to the Common Shareholders; and the effect of Financial Leverage and leveraged transactions in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares.

Because the fees received by the Adviser are based on the Managed Assets of the Fund (including the proceeds of any Financial Leverage), the Adviser has a financial incentive for the Fund to utilize Financial Leverage, which may create a conflict of interest between the Adviser and the Common Shareholders. Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of Financial Leverage, which means that Common Shareholders effectively bear the entire advisory fee.

Indebtedness may subject the Fund to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Indebtedness by the Fund also may subject the Fund to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such indebtedness. Such guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser or GPIM from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

The Fund may enter into reverse repurchase agreements with the same parties with whom they may enter into repurchase agreements (as described below). Under a reverse repurchase agreement, the Fund would sell securities or other assets and agree to repurchase them at a particular price at a future date. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities or other assets sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed. In the event of the insolvency of the counterparty to a reverse repurchase agreement, recovery of the securities or other assets sold by the Fund may be delayed. The counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities or other assets transferred to another party or the securities or other assets in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares.

The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security (but not the same security) for settlement at a later date. During the roll-period, the Fund gives up the principal and interest payments on the security, but may invest the sale proceeds. When the Fund enters into a dollar roll transaction, any fluctuation in the market value of the security transferred or the securities in which the sales proceeds are invested can affect the market value of the Fund’s assets, and therefore, the Fund’s NAV. Successful use of dollar rolls may depend upon the GPIM’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed. Dollar roll transactions may sometimes be considered the practical equivalent of borrowing and constitute a form of leverage. Dollar roll transactions also involve the risk that the market value of the securities the Fund is required to deliver may decline below the agreed upon repurchase price of those securities. In addition, in the event that the Fund’s counterparty becomes insolvent or otherwise unable or unwilling to perform its obligations, the Fund’s use of the proceeds may become restricted pending a determination as to whether to enforce the Fund’s obligation to purchase the substantially similar securities.

The Fund may engage in certain derivatives transactions that have economic characteristics similar to leverage. Under current regulatory requirements, to the extent the terms of any such transaction obligate the Fund to make payments, to mitigate leveraging risk and otherwise comply with regulatory requirements, the Fund must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk. Securities so segregated or designated as “cover” will be unavailable for sale by GPIM (unless replaced by other securities qualifying for segregation or cover requirements), which may adversely affect the ability of the Fund to pursue its investment objective. In October 2020, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Fund’s asset segregation and cover practices discussed herein. See “Derivatives Transactions Risk In General” below for additional information regarding the final rule.

The Fund may have Financial Leverage and leveraged transactions outstanding during a short term period during which such Financial Leverage and leveraged transactions may not be beneficial to the Fund if GPIM believes that the long-term benefits to Common Shareholders of such Financial Leverage would outweigh the costs and portfolio disruptions associated with redeeming and reissuing or closing out and reopening such Financial Leverage and leveraged transactions. However, there can be no assurance that GPIM’s judgment in weighing such costs and benefits will be correct.

Economic and market events have at times caused severe market volatility and severe liquidity strains in the credit markets. The terms of the Fund’s credit facility include a variable interest rate. Accordingly, during periods when interest rates or the applicable reference rate for the credit facility rise or there are dislocations in the credit markets, the Fund’s leverage costs may increase and there is a risk that the Fund may not be able to renew or replace existing leverage on favorable terms or at all. If the cost of leverage is no longer favorable, or if the Fund is otherwise required to reduce its leverage, the Fund may not be able to maintain distributions on Common Shares at historical levels and Common Shareholders will bear any costs associated with selling portfolio securities. Interest rates are currently rising, and thus so is the cost of leverage and the risks highlighted above.

The Fund’s total Financial Leverage and leveraged transactions may vary significantly over time. To the extent the Fund increases its amount of Financial Leverage and leveraged transactions outstanding, it will be more exposed to these risks.

Investments in Investment Funds and certain other pooled and structured finance vehicles, such as collateralized loan obligations, frequently expose the Fund to an additional layer of financial leverage and, thus, increase the Fund’s exposure to leverage risk. From time to time, the Fund may invest a significant portion of its assets in Investment Funds that employ leverage.

Derivatives Transactions Risk

Derivatives Transactions Risk In General. In addition to the covered call option strategy described above, the Fund may, but is not required to, utilize other derivatives, including futures contracts, swaps transactions and other strategic transactions to seek to earn income, facilitate portfolio management and mitigate risks. Participation in derivatives markets transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies (other than its covered call writing strategy). Certain derivatives transactions that involve leverage can result in losses that greatly exceed the amount originally invested. Derivatives transactions utilizing instruments denominated in foreign currencies will expose the Fund to foreign currency risk. Derivatives transactions involve risks of mispricing or improper valuation, and the documentation governing a derivative instrument or transaction may be unfavorable or ambiguous. Derivatives transactions may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivative instruments, limit or restrict the ability of the Fund to use certain derivative instruments or transact with certain counterparties as a part of its investment strategy, increase the costs of using derivative instruments or make derivative instruments less effective.

In connection with certain derivatives transactions, under current regulatory requirements, to the extent the terms of any such transaction obligate the Fund to make payments, the Fund may be required to segregate liquid assets or otherwise cover such transactions. The Fund also may be required to deposit amounts as premiums or to be held in margin accounts. Such amounts may not otherwise be available to the Fund for investment purposes. The Fund may earn a lower return on its portfolio than it might otherwise earn if it did not have to segregate assets in respect of, or otherwise cover, its derivatives transactions positions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Segregating assets and covering positions will not limit or offset losses on related positions. Participation in derivatives market transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. To the extent the Fund engages in derivatives transactions in an attempt to hedge certain exposures or risks, there can be no assurance that the Fund’s hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Fund. The skills necessary to successfully execute derivatives strategies may be different from those for more traditional portfolio management techniques, and if GPIM is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Additional risks inherent in the use of derivatives include:

•	dependence on GPIM’s ability to predict correctly movements in the direction of interest rates and securities prices;
•	imperfect correlation between price of derivatives and movements in the prices of the securities being hedged;
•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities;
•	the possible absence of a liquid secondary market for any particular instrument at any time;
•	the possible need to defer closing out certain hedged positions to avoid adverse tax consequences;
•	the possible inability of the Fund to purchase or sell a security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time due to a need for the Fund to maintain “cover” or to segregate securities in connection with the hedging techniques; and
•	the creditworthiness of counterparties.

Futures Transactions Risk. The Fund may invest in futures contracts and options on futures contracts. Futures and options on futures entail certain risks, including but not limited to the following:

•	no assurance that futures contracts or options on futures can be offset at favorable prices;
•	possible reduction of the return of the Fund due to their use for hedging;
•	possible reduction in value of both the securities hedged and the hedging instrument;
•	possible lack of liquidity, trading restrictions or limitations that may be imposed by an exchange, and the potential that government regulations may restrict trading
•	imperfect correlation between the contracts and the securities being hedged; and
•	losses from investing in futures transactions that are potentially unlimited and the segregation requirements for such transactions.

Under current regulatory requirements, with respect to futures contracts that are not contractually required to “cash-settle,” the Fund usually must cover its open positions by earmarking or segregating on its records cash or liquid assets equal to the contract’s notional value. For futures contracts that are “cash-settled,” however, the Fund is permitted to earmark or segregate cash or liquid assets in an amount equal to the Fund’s next daily marked-to-market (net) obligation, if any (i.e., the Fund’s daily net liability) rather than the notional value. By earmarking or designating assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to earmark or segregate assets equal to the full notional value of such contracts.

In October 2020, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Fund’s asset segregation and cover practices discussed herein. The final rule requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the final rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the new rule regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. The scheduled compliance date for the rule is August 19, 2022. Following the compliance date, these requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Swap Risk

Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Fund may enter into swap transactions, including credit default swaps, total return swaps, index swaps, currency swaps, commodity swaps and interest rate swaps, as well as options thereon, and may purchase or sell interest rate caps, floors and collars. The Fund may utilize swap agreements in an attempt to gain exposure to certain assets without purchasing those assets, to hedge other positions or for investment purposes.

Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, largely due to the fact they could be considered illiquid and many swaps currently trade on the OTC market. If GPIM is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund may be less favorable than it would have been if these investment techniques were not used. Such transactions are subject to market risk, risk of default by the other party to the transaction and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Written credit default swaps also are subject to the risk of default on the instrument underlying the swap, which may result in the Fund being obligated to pay the counterparty to the swap the principal amount of the underlying instrument. Cash-settled swaps generally do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to such swaps generally is limited to the net amount of payments and margin that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. Swaps are subject to valuation, liquidity and leveraging risks and could result in substantial losses to the Fund. In addition, the Fund may pay fees or incur costs each time it enters into, amends or terminates a swap agreement.

Swaps may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the full notional amount of the swap. Swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder.

When the Fund acts as a seller of a credit default swap agreement with respect to a debt security, it is subject to the risk that an adverse credit event may occur with respect to the issuer of the debt security and the Fund may be required to pay the buyer the full notional value of the debt security under the swap net of any amounts owed to the Fund by the buyer under the swap (such as the buyer’s obligation to deliver the debt security to the Fund). As a result, the Fund bears the entire risk of loss due to a decline in value of a referenced debt security on a credit default swap it has sold if there is a credit event with respect to the issuer of the security. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased.

The swap market has become more standardized in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.

As a result, some swaps have become relatively liquid. Although liquidity of certain swaps has improved, certain types of derivatives products, such as caps, floors and collars may be less liquid than swaps in general.

Certain standardized swaps are subject to mandatory exchange-trading and central clearing. While exchange-trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain OTC derivative instruments that the Commodity Futures Trading Commission (“CFTC”) and SEC have defined as “swaps.” Mandatory exchange-trading and clearing are occurring on a phased-in basis based on CFTC approval of contracts for central clearing. Depending on the Fund’s size and other factors, the margin required under the rules of the clearinghouse and by the clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar bilateral swap. In addition, regulators have developed rules that require trading and execution of the most liquid swaps on trading facilities.

Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of cleared and uncleared swaps. In addition, the CFTC and other applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared swaps which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. GPIM will continue to monitor developments in this area, particularly to the extent regulatory changes affect the ability of the Fund to enter into swap agreements. In addition, the CFTC in October 2020 adopted amendments to its position limits rules that establish certain new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and any OTC transactions that are economically equivalent to the 25 specified contracts.

Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

Counterparty Risk

Counterparty risk is the risk that a counterparty to a fund transaction (e.g., prime brokerage or securities lending arrangement or derivatives transaction) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform, the risk of which is particularly acute under current conditions) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, or if exercising contractual rights involves delays or costs for the Fund, the value of your shares in the Fund may decrease.

The Fund bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions (such as the current conditions), increased competition, and/or wide scale credit losses resulting from financial difficulties of the counterparties’ other trading partners or borrowers.

The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Fund.

Special Purpose Acquisition Companies Risk

The Fund may invest in stock, warrants, rights and other securities of SPACs or similar special purpose entities in a private placement transaction or as part of a public offering. As an alternative to obtaining a public listing through a traditional IPO, SPAC investments carry many of the same risks as investments in IPO securities. These may include, but are not limited to, erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs.

Investments in SPACs also have risks peculiar to the SPAC structure and investment process. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger. Some SPACs pursue acquisitions and mergers only within certain market sectors or regions, which can increase the volatility of their prices. Conversely, other SPACs may invest without such limitations, in which case management may have limited experience or knowledge of the market sector or region in which the transaction is contemplated. Moreover, interests in SPACs may be illiquid and/or be subject to restrictions on resale, which may remain for an extended time, and may only be traded in the over-the-counter market. If there is no market for interests in a SPAC, or only a thinly traded market for interests in a SPAC develops, the Fund may not be able to sell its interest in a SPAC, or may be able to sell its interest only at a price below what the Fund believes is the SPAC interest’s value.

Portfolio Turnover Risk

The Fund’s annual portfolio turnover rate may vary greatly from year to year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.

U.S. Government Securities Risk

Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (i) the full faith and credit of the United States government; (ii) the ability of the issuer to borrow from the U.S. Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity (“GSE”); (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate in value and are subject to investment risks, and certain U.S. government securities may not be backed by the full faith and credit of the United States government. Any downgrades of the U.S. credit rating could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase the costs of all debt generally. The value of U.S. government obligations may be adversely affected by changes in interest rates. It is possible that the issuers of some U.S. government securities will not have the funds to timely meet their payment obligations in the future and there is a risk of default. For certain agency and GSE issued securities, there is no guarantee the U.S. government will support the agency or GSE if it is unable to meet its obligations.

UK Departure from EU (“Brexit”) Risk

On January 31, 2020, the United Kingdom officially withdrew from the European Union (“EU”) which started an 11-month transition period ending on December 31, 2020. The United Kingdom and the EU entered into a bilateral trade agreement on December 30, 2020, governing certain aspects of the EU’s and the United Kingdom’s relationship following the end of the transition period, the EU-UK Trade and Cooperation Agreement (the “TCA”). The TCA provisionally went into effect on January 1, 2021 and was ratified by the United Kingdom Parliament in December 2020 and by the EU Parliament in April 2021. Brexit has resulted in considerable uncertainty as to the United Kingdom’s post-transition framework, how future negotiations between the United Kingdom and the EU will proceed on economic, trade, foreign policy and social issues and how the financial markets will react in the near future and on an ongoing basis. Brexit has resulted in increased volatility and illiquidity and could result in lower economic growth. It is not possible to anticipate the long-term impact to the economic, legal, political, regulatory and social framework that will result from Brexit. Brexit may have a negative impact on the economy and currency of the United Kingdom and EU as a result of anticipated, perceived or actual changes to the United Kingdom’s economic and political relations with the EU. Brexit may also have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Any further exits from member states of the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Any or all of these challenges may affect the value of the Fund’s investments that are economically tied to the United Kingdom or the EU, and could have an adverse impact on the Fund’s performance.

Redenomination Risk

The result of Brexit, the progression of the European debt crisis and the possibility of one or more Eurozone countries exiting the European Monetary Union (“EMU”), or even the collapse of the euro as a common currency, has created in recent years significant volatility in currency and financial markets generally. The effects of the collapse of the euro, or of the exit of one or more countries from the EMU, on the U.S. and global economies and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU-related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Legislation and Regulation Risk

At any time after the date hereof, U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws may impact the investment strategies, performance, costs and operations of the Fund, as well as the way investments in, and shareholders of, the Fund are taxed.

LIBOR Replacement Risk

The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to interbank reference rates (referred to collectively as the “London Interbank

Offered Rate” or “LIBOR”), which function as a reference rate or benchmark for such investments, financings or other transactions. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of Fund investments or the value or return on certain other Fund investments. As a result, LIBOR may be relevant to, and directly affect, the Fund’s performance, price volatility, liquidity and value, as well as the price volatility, liquidity and value of the assets that the Fund holds.

On July 27, 2017, the Chief Executive of the Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body and regulator of LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR due to the absence of an active market for interbank unsecured lending and other reasons. However subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used tenors of US dollar LIBORs may continue until mid-2023. It is anticipated that LIBOR ultimately will be officially discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying markets around that time. In connection with supervisory guidance from regulators, regulated entities have ceased entering into certain new LIBOR contracts after January 1, 2022. Various financial industry groups have begun planning for that transition and certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the Secured Overnight Financing Rate (“SOFR”), which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments). There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. However, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known.

The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Although some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, others may not have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Instruments that include robust fallback provisions to facilitate the transition from LIBOR to an alternative reference rate may also include adjustments that do not adequately compensate the holder for the different characteristics of the alternative reference rate. The result may be that the fallback provision results in a value transfer from one party to the instrument to the counterparty. Additionally, because such provisions may differ across instruments (e.g., hedges versus cash positions hedged) or investments in structured finance products transitioning to a different rate or at a different time as the assets underlying those structured finance products, LIBOR’s cessation may give rise to basis risk and render hedges less effective. As the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects and related adverse conditions could occur prior to the anticipated cessation of the remaining US dollar LIBOR tenors in mid-2023. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments, notwithstanding significant efforts by the industry to develop robust LIBOR replacement clauses. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and the possible renegotiation of existing contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Fund investments may also be tied to other interbank offered rates and currencies, which also will face similar issues. In many cases, in the event that an instrument falls back to an alternative reference rate, including the SOFR or any reference rate based on SOFR, the alternative reference rate will not perform the same as would have and may not include adjustments to such alternative reference rate that are reflective of current economic circumstances or differences between such alternative reference rate and LIBOR. SOFR is based on a secured lending markets in U.S. government securities and does not reflect credit risk in the inter-bank lending market in the way that LIBOR did. The alternative reference rates are generally secured by U.S. treasury securities and will reflect the performance of the market for U.S. treasury securities and not the inter-bank lending markets. In the event of a credit crisis, floating rate instruments using alternative reference rates could therefore perform differently than those instruments using a rate indexed to the inter¬bank lending market.

Certain classes of instruments invested in by the Fund may be more sensitive to LIBOR cessation than others. For example, certain asset classes such as floating rate notes may not contemplate a LIBOR cessation and/or might freeze a last-published or last-used LIBOR rate for all future payment dates upon a discontinuation of LIBOR (although such investments may be impacted by relevant state or federal LIBOR replacement legislation). Also, for example, syndicated and other business loans tied to LIBOR may not provide a clear roadmap for LIBOR’s replacement, leaving any future adjustments to the determination of a quantum of lenders. Securitizations and other asset-backed transactions may experience disruption as a result of inconsistencies between when collateral assets shift from LIBOR and what rate those assets replace LIBOR with, on the one hand, and when the securitization notes shift from LIBOR and what rate the securitization notes replace LIBOR with.

Various pieces of legislation, including pending legislation in various states such as Florida and Georgia and the federal law enacted in March 2022 and laws enacted by the states of New York and Alabama, may affect the transition of LIBOR-based instruments as well by permitting trustees and calculation agents to transition instruments with no LIBOR transition language to an alternative reference rate selected by such agents. Such pieces of legislation also include safe harbors from liability, which may limit the recourse the Fund may have if the alternative reference rate does not fully compensate the Fund for the transition of an instrument from LIBOR. It is uncertain what impact any such legislation may have or that any such legislation will be effective with respect to any particular instrument.

These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund’s investments. As a result of this uncertainty and developments relating to the transition process, the Fund and its investments may be adversely affected.

Recent Market Developments Risk

Periods of market volatility remain, and may continue to occur in the future, in response to various political, geopolitical, social, economic and public health events both within and outside of the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with certain securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Fund, including by making valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund’s holdings. If there is a significant decline in the value of the Fund’s portfolio, this may impact the asset coverage levels for the Fund’s outstanding leverage.

Risks resulting from any future debt or other economic or public health situation could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and the Fund’s business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, the Fund’s business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Increasing Government and other Public Debt Risk

Government and other public debt, including municipal obligations in which the Fund may invest, can be adversely affected by large and sudden changes in local and global economic conditions that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments. Extraordinary governmental and quasigovernmental responses to the current economic, market, labor and public health conditions are significantly increasing government and other public debt, which heighten these risks and the long term consequences of these actions are not known. Unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns or can lead to increases in inflation or generate or contribute to an economic downturn.

Municipal Securities Risk

Municipal securities are subject to a variety of risks, including credit, interest, prepayment, liquidity, and valuation risks. In addition, municipal securities can be adversely affected by (i) unfavorable legislative, political or other developments or events, including natural disasters and public health conditions, and (ii) changes in the economic and fiscal conditions or issuers of municipal securities or the federal government (in cases where it provides financial support to such issuers). Municipal securities may be fully or partially backed by the taxing authority or revenue of a local government, the credit of a private issuer, or the current or anticipated revenues from a specific project, which may be adversely affected as a result of economic and public health conditions. To the extent the Fund invests a substantial portion of its assets in municipal securities issued by issuers in a particular state, municipality or project, the Fund will be particularly sensitive to developments and events adversely affecting such state or municipality or with respect to a particular project. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects (such as education, health care, transportation and utilities), conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. The Fund’s vulnerability to potential losses associated with such developments may be reduced through investment in municipal securities that feature credit enhancements (such as bond insurance). Although insurance may reduce the credit risk of a municipal security, it does not protect against fluctuations in the value of the Fund’s shares caused by market changes. It is important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund’s yield as the Fund may pay for the insurance directly or indirectly. In addition, while the obligation of a municipal bond insurance company to pay a claim extends over the life of an insured bond, there is no assurance that insurers will meet their claims. A higher-than-anticipated default rate on municipal bonds (or other insurance the insurer provides) could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders.

Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance. Additionally, the amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s municipal securities investments may therefore be more dependent on the analytical abilities of the Adviser. Information related to municipal securities and their risks may be provided by the municipality itself, which may not always be accurate. The secondary market for municipal securities, particularly below investment grade municipal securities, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such securities at prices approximating those at which the Fund may currently value them.

Investments in municipal securities are subject to risks associated with the financial health of the issuers of such securities or the revenue associated with underlying projects. For example, social,

political, economic, market or public health conditions, such as the current COVID-19 pandemic, can, and have at times, significantly stressed the financial resources of many municipalities and other issuers of municipal securities, which may impair their ability to meet their financial obligations and may harm the value or liquidity of the Fund’s investments in municipal securities. In recent periods, a number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of issuers of municipal securities may continue and the financial condition of such issuers may decline quickly. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors, including the entity’s tax base, the extent to which the entity relies on federal or state aid and other factors which are beyond the entity’s control. In addition, laws enacted or that may be enacted in the future by governmental authorities could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal securities could experience delays in collecting principal and interest and such holders may not be able to collect all principal and interest to which they are entitled. Legislative developments may result in changes to the laws relating to municipal bankruptcies, which may adversely affect the Fund’s investments in municipal securities.

When-Issued and Delayed Delivery Transactions Risk

Securities purchased on a when-issued or delayed delivery basis may expose the Fund to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Fund generally will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date.

Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Short Sales Risk

The Fund may make short sales of securities. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited and is greater than a direct investment in the security itself because the price of the borrowed or reference security may rise. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price, resulting in a loss. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced, which will be expenses of the Fund. Short sales also subject the Fund to risks related to the lender (such as bankruptcy risks) or the general risk that the lender does not comply with its obligations. Government actions also may affect the Fund’s ability to engage in short selling. The use of physical short sales is typically more expensive than gaining short exposure through derivatives.

Repurchase Agreement Risk

The Fund may enter into bilateral and tri-party repurchase agreements. In a typical Fund repurchase agreement, the Fund enters into a contract with a broker, dealer, or bank (the “counterparty” to the transaction) for the purchase of securities or other assets. The counterparty agrees to repurchase the securities or other assets at a specified future date, or on demand, for a price that is sufficient to return to the Fund its original purchase price, plus an additional amount representing the return on the Fund’s investment. Such repurchase agreements economically function as a secured loan from the Fund to a counterparty. If the counterparty defaults on the repurchase agreement, the Fund will retain possession of the underlying securities or other assets. If bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Fund may be delayed or limited and the Fund may incur additional costs. In such case, the Fund will be subject to risks associated with changes in market value of the collateral securities or other assets. The Fund intends to enter into repurchase agreements only with brokers, dealers, or banks or other permitted counterparties after the Adviser (or GPIM) evaluates the creditworthiness of the counterparty. The Fund will not enter into repurchase agreements with the Adviser or Sub-Advisers or their affiliates. Except as provided under applicable law, the Fund may enter into repurchase agreements without limitation.

Repurchase agreements collateralized fully by cash items, U.S. government securities or by securities issued by an issuer that the Fund’s Board of Trustees, or its delegate, has determined at the time the repurchase agreement is entered into has an exceptionally strong capacity to meet its financial obligations (“Qualifying Collateral”) and meet certain liquidity standards generally may be deemed to be “collateralized fully” and may be deemed to be investments in the underlying securities for certain purposes. The Fund may accept collateral other than Qualifying Collateral determined by the Adviser or GPIM to be in the best interests of the Fund to accept as collateral for such repurchase agreement (which may include high yield debt instruments that are rated below investment grade) (“Alternative Collateral”). Repurchase agreements secured by Alternative Collateral are not deemed to be “collateralized fully” under applicable regulations and the repurchase agreement is therefore considered a separate security issued by the counterparty to the Fund. Accordingly, the Fund must include repurchase agreements that are not “collateralized fully” in its calculations of securities issued by the selling institution held by the Fund for purposes of various portfolio diversification and concentration requirements applicable to the Fund. In addition, Alternative Collateral may not qualify as permitted or appropriate investments for the Fund under the Fund’s investment strategies and limitations. Accordingly, if a counterparty to a repurchase agreement defaults and the Fund takes possession of Alternative Collateral, the Fund may need to promptly dispose of the Alternative Collateral (or other securities held by the Fund, if the Fund exceeds a limitation on a permitted investment by virtue of taking possession of the Alternative Collateral). The Alternative Collateral may be particularly illiquid, especially in times of market volatility or in the case of a counterparty insolvency or bankruptcy, which may restrict the Fund’s ability to dispose of Alternative Collateral received from the counterparty. Depending on the terms of the repurchase agreement, the Fund may determine to sell the collateral during the term of the repurchase agreement and then purchase the same collateral at the market price at the time of the resale. In tri-party repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. Securities subject to repurchase agreements (other than tri-party repurchase agreements) and purchase and sale contracts will be held by the Fund’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

Securities Lending Risk

The Fund may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the Board of Trustees. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding.

Risk of Failure to Qualify as a RIC

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources, meet certain asset diversification tests and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). If for any taxable year the Fund does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

Conflicts of Interest Risk

Guggenheim is a global asset management and investment advisory organization. Guggenheim and its affiliates advise clients in various markets and transactions and purchase, sell, hold and recommend a broad array of investments for their own accounts and the accounts of clients and of their personnel and the relationships and products they sponsor, manage and advise. Accordingly, Guggenheim and its affiliates may have direct and indirect interests in a variety of global markets and the securities of issuers in which the Fund may directly or indirectly invest. These interests may cause the Fund to be subject to regulatory limits, and in certain circumstances, these various activities may prevent the Fund from participating in an investment decision.

An investment in the Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and its affiliates are engaged in a variety of business activities that are unrelated to managing the Fund, which may give rise to actual, potential or perceived conflicts of interest in connection with making investment decisions for the Fund. As a result, activities and dealings of Guggenheim and its affiliates may affect the Fund in ways that may disadvantage or restrict the Fund or be deemed to benefit Guggenheim and its affiliates. From time to time, conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund on the one hand and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as the Fund or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. In certain circumstances, and subject to its fiduciary obligations under the Investment Advisers Act of 1940 and the requirements of the 1940 Act, the Adviser or GPIM may have to allocate a limited investment opportunity among its clients. The other accounts might also have different investment objectives or strategies than the Fund. In addition, the Fund may be limited in its ability to invest in, or hold securities of, any companies that the Adviser or its affiliates (or other accounts managed by the Adviser or its affiliates) control, or companies in which the Adviser or its affiliates have interests or with whom they do business. For example, affiliates of the Adviser may act as underwriter, lead agent or administrative agent for loans or otherwise participate in the market for loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the markets for loans may restrict the Fund’s ability to acquire some loans or affect the timing or price of such acquisitions. To address these conflicts, the Fund and Guggenheim and its affiliates have established various policies and procedures that are reasonably designed to detect and prevent such conflicts and prevent the Fund from being disadvantaged. There can be no guarantee that these policies and procedures will be successful in every instance.

Market Disruption and Geopolitical Risk

The Fund does not know and cannot predict how long the securities markets may be affected by geopolitical events and the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organization to carry out their duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested and the risks associated with financial, economic, geopolitical, public health, labor and other global market developments and disruptions, such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects.

Technology Risk

As the use of Internet technology has become more prevalent, the Fund and its service providers and markets generally have become more susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce technology and cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund.

Cyber Security, Market Disruptions and Operational Risk

Like other funds and other parts of the modern economy, the Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and exchanges on which its shares trade and other infrastructures, services and parties on which the Fund, the Adviser, the Sub-Advisers or the Fund’s other service providers rely, are susceptible to ongoing risks related to cyber incidents and the risks associated with financial, economic, public health, labor and other global market developments and disruptions, including those arising out of geopolitical events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, war, terrorism and governmental or quasi-governmental actions. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents and market disruptions may result in actual or potential adverse consequences for critical information and communications technology, systems and networks that are vital to the operations of the Fund or its service providers, or otherwise impair Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of and denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information. A cyber incident or sudden market disruption could adversely impact the Fund, its service providers or its shareholders by, among other things, interfering with the processing of shareholder transactions or other operational functionality, impacting the Fund’s ability to calculate its NAV or other data, causing the release of private shareholder information (i.e., identity theft or other privacy breaches) or confidential Fund information or otherwise compromising the security and reliability of information, impeding trading, causing reputational damage, and subjecting the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation or remediation costs, litigation expenses and additional compliance and cyber security risk management costs, which may be substantial. The same could affect the exchange through which Fund shares trade. A cyber incident could also adversely affect the ability of the Fund (and its Adviser) to invest or manage the Fund’s assets.

Cyber incidents and developments and disruptions to financial, economic, public health, labor and other global market conditions can obstruct the regular functioning of business workforces (including requiring employees to work from external locations or from their homes), cause business slowdowns or temporary suspensions of business activities, each of which can negatively impact Fund service providers and Fund operations. Although the Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and other infrastructures on which the Fund or its service providers rely, may have established business continuity plans and systems reasonably designed to protect from and/or defend against the risks or adverse consequences associated with cyber incidents and market disruptions, there are inherent limitations in these plans and systems, including that certain risks may not yet be identified, in large part because different or unknown threats may emerge in the future and the threats continue to rapidly evolve and increase in sophistication. As a result, it is not possible to anticipate and prevent every cyber incident and possible obstruction to the normal activities of these entities’ employees resulting from market disruptions and attempts to mitigate the occurrence or impact of such events may be unsuccessful. For example, public health emergencies and governmental responses to such emergencies, including through quarantine measures and travel restrictions, can create difficulties in carrying out the normal working processes of these entities’ employees, disrupt their operations and hamper their capabilities. The nature, extent, and potential magnitude of the adverse consequences of these events cannot be predicted accurately but may result in significant risks, adverse consequences and costs to the Fund and its shareholders.

The issuers of securities in which the Fund invests are also subject to the ongoing risks and threats associated with cyber incidents and market disruptions. These incidents could result in adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value. For example, a cyber incident involving an issuer may include the theft, destruction or misappropriation of financial assets, intellectual property or other sensitive information belonging to the issuer or their customers (i.e., identity theft or other privacy breaches) and a market disruption involving an issuer may include materially reduced consumer demand and output, disrupted supply chains, market closures, travel restrictions and quarantines. As a result, the issuer may experience the types of adverse consequences summarized above, among others (such as loss of revenue), despite having implemented preventative and other measures reasonably designed to protect from and/or defend against the risks or adverse effects associated with cyber incidents and market disruptions.

The Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and other infrastructures on which the Fund or its service providers rely, are also subject to the risks associated with technological and operational disruptions or failures arising from, for example, processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, errors in algorithms used with respect to the Fund, changes in personnel, and errors caused by third parties or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service.

Cyber incidents, market disruptions and operational errors or failures or other technological issues may adversely affect the Fund’s ability to calculate its NAV correctly, in a timely manner or process trades or Fund or shareholder transactions may be adversely affected, including over a potentially extended period. The Fund does not control the cyber security, disaster recovery, or other operational defense plans or systems of its service providers, intermediaries, exchanges where its shares trades, companies in which it invests or other third-parties. The value of an investment in Fund shares may be adversely affected by the occurrence of the cyber incidents, market disruptions and operational errors or failures or technological issues summarized above or other similar events and the Fund and its shareholders may bear costs tied to these risks. The Fund and its service providers are still impacted by rolling quarantines and similar measures being enacted by governments in response to COVID-19, which are obstructing the regular functioning of business workforces (including requiring employees to work from external locations and their homes). These and associated restrictive measures may continue to affect economic activity, the unemployment rate and inflation. The impact of such measures on the Fund is unknown. Accordingly, the risks described above are heightened under current conditions.

ANTI-TAKEOVER PROVISIONS

The Fund’s Agreement and Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares.

In addition, investors should note that the Fund reserves the right to merge or reorganize with another fund, liquidate or convert into an open-end fund, in each case subject to applicable approvals by shareholders and the Fund’s Board of Trustees as required by law and the Fund’s governing documents.

Effects of Leverage [Text Block]

EFFECTS OF LEVERAGE

Assuming that the Fund’s total Financial Leverage represented approximately 24.2% of the Fund’s Managed Assets (based on the Fund’s outstanding Financial Leverage of $477,432,183) and interest costs to the Fund at a combined average annual rate of 0.69% (based on the Fund’s average annual leverage costs for the fiscal year ended May 31, 2022) with respect to such Financial Leverage, then the incremental income generated by the Fund’s portfolio (net of estimated expenses including expenses related to the Financial Leverage) must exceed approximately 0.17% to cover such interest specifically related to the debt. These numbers are merely estimates used for illustration. Actual interest rates may vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished pursuant to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. The table further reflects the issuance of Financial Leverage representing approximately 24.2% of the Fund’s Managed Assets. The table does not reflect any offering costs of Common Shares or Borrowings.

Assumed portfolio total return (net of expenses)	(10.00%)	(5.00%)	0.00%	5.00%	10.00%
Common Share total return	(13.42%)	(6.82%)	(0.22%)	6.38%	12.98%

Common Share total return is composed of two elements—the Common Share dividends paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the carrying cost of Financial Leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table assumes that the Fund is more likely to suffer capital loss than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the net investment income it receives on its investments is entirely offset by losses on the value of those investments. This table reflects the hypothetical performance of the Fund’s portfolio and not the performance of the Fund’s Common Shares, the value of which will be determined by market and other factors.

During the time in which the Fund is utilizing Financial Leverage, the amount of the fees paid to the Adviser and each Sub-Adviser for investment advisory services will be higher than if the Fund did not utilize Financial Leverage because the fees paid will be calculated based on the Fund’s Managed Assets which may create a conflict of interest between the Adviser and the Sub-Advisers and the Common Shareholders. Because the Financial Leverage costs will be borne by the Fund at a specified rate, only the Fund’s Common Shareholders will bear the cost of the Fund’s fees and expenses. The Fund generally will not use Financial Leverage if the Adviser and the Sub-Advisers anticipate that such use would result in a lower return to Common Shareholders for any significant amount of time.

Effects of Leverage [Table Text Block]
Assumed portfolio total return (net of expenses)	(10.00%)	(5.00%)	0.00%	5.00%	10.00%
Common Share total return	(13.42%)	(6.82%)	(0.22%)	6.38%	12.98%

Return at Minus Ten [Percent]		(13.42%)
Return at Minus Five [Percent]		(6.82%)
Return at Zero [Percent]		(0.22%)
Return at Plus Five [Percent]		6.38%
Return at Plus Ten [Percent]		12.98%
Effects of Leverage, Purpose [Text Block]		The following table is furnished pursuant to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. The table further reflects the issuance of Financial Leverage representing approximately 24.2% of the Fund’s Managed Assets. The table does not reflect any offering costs of Common Shares or Borrowings.
Share Price [Table Text Block]

			Net Asset Value
			per Common Share		Premium/(Discount)
			on Date of Market		on Date of Market
	Market Price		Price High and Low(1)		Price High and Low(2)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
May 31, 2022	$19.25	$16.73	$15.49	$14.08	24.27%	18.82%
February 28, 2022	$19.53	$17.75	$16.12	$16.11	21.15%	10.18%
November 30, 2021	$21.62	$18.64	$17.16	$16.76	25.99%	11.22%
August 31, 2021	$21.98	$20.92	$17.21	$16.98	27.72%	23.20%
May 31, 2021	$21.95	$19.24	$17.10	$16.94	28.36%	13.58%
February 28, 2021	$21.10	$18.77	$17.43	$16.69	21.06%	12.46%
November 30, 2020	$18.64	$17.48	$16.68	$16.03	11.75%	9.05%
August 31, 2020	$18.46	$16.48	$16.15	$15.44	14.30%	6.74%
May 31, 2020	$18.01	$11.82	$17.00	$15.25	5.94%	(22.49)%

(1)	Based on the Fund’s computations.
(2)	Calculated based on the information presented. Percentages are rounded.

Not A Complete Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Not a Complete Investment Program

An investment in the Common Shares of the Fund should not be considered a complete investment program. The Fund is intended for long-term investors seeking current income and capital appreciation. An investment in the Fund is not meant to provide a vehicle for those who wish to play short-term swings in the market. Shareholders should take into account the Fund’s investment objective as well as shareholder’s other investments when considering an investment in the Fund. Before making an investment decision, a prospective investor should consider (i) the suitability of this investment with respect to his or her investment objectives and personal situation and (ii) factors such as his or her personal net worth, income, age, risk tolerance and liquidity needs.

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

An investment in the Common Shares of the Fund is subject to investment risk, particularly under current economic, financial, geopolitical, labor and public health conditions, including the possible loss of the entire principal amount that you invest.

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. Investors should be aware that, particularly in light of the current uncertainty, volatility and distress in economies and financial markets, and geopolitical, labor and public health conditions around the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, its service providers, the markets in which it invests and market intermediaries and exchanges are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund still depends on future developments, which are highly uncertain and difficult to predict.

An investment in the Common Shares of the Fund represents an indirect investment in the securities owned by the Fund. The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These fluctuations may occur frequently and in large amounts. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have risen recently and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, natural/environmental disasters, cyber attacks, terrorism, governmental or quasi-governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. For example, the risks of a borrower’s default or bankruptcy or non-payment of scheduled interest or principal payments from senior floating rate interests held by the Fund are especially acute under these conditions. Furthermore, interest rates may change and bond yields may fall as a result of types of events, including responses by governmental entities to such events, which would magnify the Fund’s fixed-income instruments’ susceptibility to interest rate risk and diminish their yield and performance. Moreover, the Fund’s investments in ABS are subject to many of the same risks that are applicable to investments in securities generally, including interest rate risk, credit risk, foreign currency risk, below-investment grade securities risk, financial leverage and leveraged transactions risk, prepayment and extension risks and regulatory risk, which would be elevated under the foregoing circumstances.

Moreover, changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets. As a result, there is an increased risk that geopolitical and other events will disrupt economies and markets globally. For example, local or regional armed conflicts (notably the Russia-Ukraine conflict) have led to significant sanctions by the United States, Europe and other countries against certain countries (as well as persons and companies connected with certain counties) and led to indirect adverse regional and global market, economic and other effects. It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. There is an increased likelihood that these types of events or conditions can, sometimes rapidly and unpredictably, result in a variety of adverse developments and circumstances, such as reduced liquidity, supply chain disruptions and market volatility, as well as increased general uncertainty and broad ramifications for markets, economies, issuers, businesses in many sectors and societies globally.

Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Fund’s investments will increase in value along with the broader markets. Periods of market stress and volatility of financial markets, including potentially extreme stress and volatility caused by the events described above or similar circumstances, can expose the Fund to greater market risk than normal, possibly resulting in greatly reduced liquidity and increased valuation risks, for certain asset classes, longer than usual trade settlement periods. The fewer the number of issuers in which the Fund invests and/or the greater the use of leverage, the greater the potential volatility in the Fund’s portfolio. GPIM potentially could be prevented from considering, managing and executing investment decisions at an advantageous time or price or at all as a result of any domestic or global market or other disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, such as the current conditions, which have also resulted in impediments to the normal functioning of workforces, including personnel and systems of the Fund’s service providers and market intermediaries. The value of the securities owned by the Fund may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived economic conditions, changes in interest or currency rates or changes in investor sentiment or market outlook generally.

At any point in time, your Common Shares may be worth less than your original investment, even after including the reinvestment of Fund dividends and distributions.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because it has an actively managed portfolio. GPIM will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund’s allocation of its investments across various asset classes and sectors may vary significantly over time based on GPIM’s analysis and judgment with assistance from GPA. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. The ability of the Fund to achieve its investment objective depends, in part, on the ability of GPIM to allocate effectively the Fund’s assets among multiple investment strategies, Investment Funds and investments and asset classes. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or that an investment strategy or Investment Fund or investment will achieve its particular investment objective.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income Risk

The income investors receive from the Fund is based primarily on the interest it earns from its investments in Income Securities, which can vary widely over the short- and long-term. If prevailing market interest rates drop, investors’ income from the Fund could drop as well. The Fund’s income could also be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage, although this risk is mitigated to the extent the Fund invests in floating-rate obligations.

Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dividend Risk

Dividends on common stock and other Common Equity Securities which the Fund may hold are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the Common Equity Securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur as a result of, among other things, a sharp rise in interest rates or an economic downturn. Changes in the dividend policies of companies and capital resources available for these companies’ dividend payments may adversely affect the Fund. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. These circumstances may result from issuer-specific events, adverse economic or market developments, or legislative or regulatory changes or other developments that limit an issuer’s ability to declare and pay dividends, which would affect the Fund’s performance and ability to generate income. The dividend income from the Fund’s investment in Common Equity Securities will be influenced by both general economic activity and issuer-specific factors. In the event of adverse changes in economic conditions or adverse events effecting a specific industry or issuer, the issuers of the Common Equity Securities held by the Fund may reduce the dividends paid on such securities (or not declare or pay dividends on such securities).

Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income Securities Risk

In addition to the risks discussed above, Income Securities, including high-yield bonds, are subject to certain risks, including:

Issuer Risk

The value of Income Securities may decline for a number of reasons which directly relate to the issuer, such as management performance, the issuer’s overall level of debt, reduced demand for the issuer’s goods and services, historical and projected earnings, and the value of its assets.

Spread Risk

Spread risk is the risk that the market price can change due to broad based movements in spreads. The difference (or “spread”) between the yield of a security and the yield of a benchmark measures the additional interest paid. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns, or general reductions in risk tolerance.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt instrument or a counterparty to a derivatives transaction or other transaction (such as a repurchase agreement or a loan of portfolio securities or other instruments) is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. If an issuer fails to pay interest, the Fund’s income would likely be reduced, and if an issuer fails to repay principal, the value of the instrument likely would fall and the Fund could lose money. This risk is especially acute with respect to below investment grade debt instruments (commonly referred to as “high-yield” or “junk” bonds) and unrated high risk debt instruments, whose issuers are particularly susceptible to fail to meet principal or interest obligations. Also, the issuer, guarantor or counterparty may suffer adverse changes in its financial condition or be adversely affected by economic, political or social conditions that could lower the credit quality (or the market’s perception of the credit quality) of the issuer or instrument, leading to greater volatility in the price of the instrument and in shares of the Fund. Although credit quality rating may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s value or liquidity and make it more difficult for the Fund to sell at an advantageous price or time. The risk of the occurrence of these types of events is heightened under adverse economic conditions.

The degree of credit risk depends on the particular instrument and the financial condition of the issuer, guarantor or counterparty, which are often reflected in its credit quality. A credit quality rating is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal. Credit ratings assigned by rating agencies are based on a number of factors and subjective judgments and therefore do not necessarily represent an issuer’s actual financial condition or the volatility or liquidity of the security. Although higher-rated securities generally present lower credit risk as compared to lower-rated or unrated securities, an issuer with a high credit rating may in fact be exposed to heightened levels of credit or liquidity risk.

In addition, during recent conditions, many issuers have been unprofitable, have had little cash on hand and/or unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing and other costs rise due to governmental action or inaction or for other reasons. Also, the issuer, guarantor or counterparty may suffer adverse changes in its financial condition or reduced demand for its goods and services or be adversely affected by economic, political, public health or social conditions that could lower the credit quality (or the market’s perception of the credit quality) of the issuer or instrument, leading to greater volatility in the price of the instrument and in shares of the Fund.

If an issuer, guarantor or counterparty declares bankruptcy or is declared bankrupt, the Fund would likely be adversely affected in its ability to receive principal or interest owed or otherwise to enforce

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Fixed-income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates, including changes in reference rates used in fixed-income and other debt instruments (such as LIBOR), may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. In addition, changes in interest rates, including rates that fall below zero, can have unpredictable effects on markets and can adversely affect the Fund’s yield, income and performance. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline and when interest rates decrease, the values of fixed-income and other debt instruments rise.

The value of a debt instrument with a longer duration will generally be more sensitive to interest rate changes than a similar instrument with a shorter duration. Similarly, the longer the average duration (whether positive or negative) of these instruments held by the Fund or to which the Fund is exposed (i.e., the longer the average portfolio duration of the Fund), the more the Fund’s NAV will likely fluctuate in response to interest rate changes. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, the NAV per share of a bond fund with an average duration of eight years would be expected to fall approximately 8% if interest rates rose by one percentage point.

However, measures such as duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, in turn, the Fund’s susceptibility to changes in interest rates. Certain fixed-income and debt instruments are subject to the risk that the issuer may exercise its right to redeem (or call) the instrument earlier than anticipated. Although an issuer may call an instrument for a variety of reasons, if an issuer does so during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield or other less favorable features, and therefore might not benefit from any increase in value as a result of declining interest rates. Interest only or principal only securities and inverse floaters are particularly sensitive to changes in interest rates, which may impact the income generated by the security and other features of the security.

Instruments with variable or floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Conversely, in a decreasing interest rate environment, these instruments will generally not increase in value and the Fund’s investment in instruments with floating interest rates may prevent the Fund from taking full advantage of decreasing interest rates in a timely manner. In addition, the income received from such instruments will likely be adversely affected by a decrease in interest rates.

Adjustable rate securities also react to interest rate changes in a similar manner as fixed-rate securities but generally to a lesser degree depending on the characteristics of the security, in particular its reset terms (i.e., the index chosen, frequency of reset and reset caps or floors). During periods of rising interest rates, as is the case currently, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. These securities also may be subject to limits on the maximum increase in interest rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. These securities may not be subject to limits on downward adjustments of interest rates.

During periods of rising interest rates, as is the case currently, issuers of debt securities or asset-backed securities may pay principal later or more slowly than expected, which may reduce the value of the Fund’s investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested in other instruments. During periods of falling interest rates, issuers of debt securities or asset-backed securities may pay off debts more quickly or earlier than expected, which could cause the Fund to be unable to recoup the full amount of its initial investment and/or cause the Fund to reinvest in lower-yielding securities, thereby reducing the Fund’s yield or otherwise adversely impacting the Fund.

Certain debt instruments, such as instruments with a negative duration or inverse instruments, are also subject to interest rate risk, although such instruments generally react differently to changes in interest rates than instruments with positive durations. The Fund’s investments in these instruments also may be adversely affected by changes in interest rates. For example, the value of instruments with negative durations, such as inverse floaters, generally decrease if interest rates decline.

The Fund’s use of leverage will tend to increase Common Share interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of credit securities held by the Fund or any leverage being employed by the Fund and decreasing the Fund’s exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.

Current Fixed Income And Debt Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Current Fixed-Income and Debt Market Conditions

Fixed-income and debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In response to the situation initially caused by the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators have enacted or are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably for extended periods. These changes are also the result of investment and programs (such as infrastructure modernization projects) made by the U.S. and other governments. These actions present heightened risks to fixed-income and debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly disrupted, discontinued, reversed or are ineffective in achieving their desired outcomes. These actions are also contributing to increases in inflation. In light of these actions and current conditions, interest rates and bond yields in the United States and many other countries were, until recently, at or near historic lows, but interest rates are currently rising again. Certain countries have experienced negative interest rates on certain debt securities and have pursued negative interest rate policies in recent years. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with negative value intended to create self-sustaining growth in the local economy. To the extent the Fund holds a debt instrument with a negative interest rate, the Fund would generate a negative return on that investment. If negative interest rates become more prevalent in the market, market participants may seek to reallocate their investments to other income-producing assets, which could further reduce the value of instruments held by the Fund with a negative yield.

The current interest rate environment is magnifying the Fund’s susceptibility to interest rate risk and may diminish yield and impact performance. As of the date of this report, the Federal Reserve Board has begun to increase interest rates and has signaled the possibility of further increases during the remainder of 2022. It is difficult to accurately predict the pace at which the Federal Reserve Board will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and unpredictable. Certain economic conditions and market environments will expose fixed-income and debt instruments to heightened volatility and reduced liquidity, which can negatively impact the Fund’s performance or otherwise adversely impact the Fund.

Corporate Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Bond Risk

The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific and other developments.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinvestment Risk

Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called Income Securities at market interest rates that are below the Fund portfolio’s current earnings rate. A decline in income could affect the Common Shares’

market price or the overall return of the Fund. These or similar conditions may also occur in the future.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Extension Risk

Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected. In this event, the expected maturity could lengthen as short or intermediate-term instruments become longer-term instruments, which would make the investment more sensitive to changes in interest rates. The likelihood that payments on principal will occur at a slower rate or later than expected is heightened under the current conditions. In addition, the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline. These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund to the extent its investments are in lower interest rate debt instruments. Thus, changes in interest rates may cause volatility in the value of and income received from these types of debt instruments.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk

Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected (or an investment is converted or redeemed prior to maturity). For example, an issuer may exercise its right to redeem outstanding debt securities prior to their maturity (known as a “call”) or otherwise pay principal earlier than expected for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls or “prepays” a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be required to reinvest in generally lower-yielding securities, securities with greater credit risks or securities with other, less favorable features or terms than the security in which the Fund initially invested, thus potentially reducing the Fund’s yield. Income Securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. Loans and mortgage- and other asset-backed securities are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates (or narrower spreads) as issuers of higher interest rate debt instruments pay off debts earlier than expected. In addition, the Fund may lose any premiums paid to acquire the investment. Other factors, such as excess cash flows, may also contribute to prepayment risk. Thus, changes in interest rates may cause volatility in the value of and income received from these types of debt instruments.

Variable or floating rate investments may be less vulnerable to prepayment risk. Most floating rate loans and fixed-income securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or fixed-income securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan or security.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

The Fund may invest without limitation in Income Securities for which there is no readily available trading market or which are unregistered, restricted or otherwise illiquid, including certain high-yield securities. The Fund may invest in privately issued securities of both public and private companies, which may be illiquid. Securities of below investment grade quality tend to be less liquid than investment grade debt securities, and securities of financial distressed or bankrupt issuers may be particularly illiquid. Loans typically are not registered with the SEC and are not listed on any securities exchange and may at times be illiquid. Loan investments through participations and assignments are typically illiquid. Structured finance securities are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in structured finance securities may be characterized by the Fund as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances. The securities and obligations of foreign issuers, particular issuers in emerging markets, may be more likely to experience periods of illiquidity. Derivative instruments, particularly privately-negotiated or OTC derivatives, may be illiquid, although can be no assurance that a liquid market will exist when the Fund seeks to close out an exchange-traded derivative position.

The Fund may not be able to readily dispose of illiquid securities and obligations at prices that approximate those at which the Fund could sell such assets and obligations if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. As a result, the Fund may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. The capacity of market makers of fixed-income and other debt instruments has not kept pace with the consistent growth in these markets over the past three decades, which has led to reduced levels in the capacity of these market makers to engage in trading and, as a result, dealer inventories of corporate fixed-income, floating rate and certain other debt instruments are at or near historic lows relative to market size. In addition, limited liquidity could affect the market price of Income Securities, thereby adversely affecting the Fund’s NAV and ability to make distributions. Dislocations in certain parts of markets have in the past and may in the future result in reduced liquidity for certain investments. Liquidity of financial markets may also be affected by government intervention.

Valuation Of Certain Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Certain Income Securities Risk

GPIM may use the fair value method to value investments if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. Because the secondary markets for certain investments may be limited, they may be difficult to value. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. A security that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such securities may not equal the value at which the Fund carried the investment on its books, which would adversely affect the net asset value of the Fund.

Duration And Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Duration and Maturity Risk

The Fund has no set policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will expose the Fund to certain magnified risks. These risks include interest rate risk, credit risk and liquidity risks as discussed above. Generally speaking, the longer the duration of the Fund’s portfolio, the more exposure the Fund will have to interest rate risk described above.

Below-Investment Grade Securities Risk

The Fund may invest in Income Securities rated below-investment grade or, if unrated, determined by GPIM to be of comparable credit quality, which are commonly referred to as “high-yield” or “junk” bonds. Investment in securities of below-investment grade quality involves substantial risk of loss, the risk of which is particularly acute under adverse economic conditions. Income Securities of below-investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Securities of below investment grade quality may involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments, such as operating results and outlook and to real or perceived adverse economic and competitive industry conditions. Generally, the risks associated with high yield securities are heightened during times of weakening economic conditions or rising interest rates (particularly for issuers that are highly leveraged) and are therefore heightened under current conditions. If the Fund is unable to sell an investment at its desired time, the Fund may miss other investment opportunities while it holds investments it would prefer to sell, which could adversely affect the Fund’s performance. In addition, the liquidity of any Fund investment may change significantly over time as a result of market, economic, trading, issuer-specific and other factors. Accordingly, the performance of the Fund and a shareholder’s investment in the Fund may be adversely affected if an issuer is unable to pay interest and repay principal, either on time or at all. Issuers of below investment grade securities are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recessions and other adverse economic developments than more creditworthy issuers, which may impair their ability to make interest and principal payments. Income Securities of below-investment grade quality display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values, total return and yield for securities of below investment grade quality tend to be more volatile than the market values, total return and yield for higher quality bonds. Securities of below investment grade quality tend to be less liquid than investment grade debt securities and therefore more difficult to value accurately and sell at an advantageous price or time and may involve greater transactions costs and wider bid/ask spreads, than higher-quality securities. To the extent that a secondary market does exist for certain below investment grade securities, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because of the substantial risks associated with investments in below investment grade securities, you could have an increased risk of losing money on your investment in Common Shares, both in the short-term and the long-term. To the extent that the Fund invests in securities that have not been rated by a nationally recognized statistical rating organization (“NRSRO”), the Fund’s ability to achieve its investment objective will be more dependent on GPIM’s credit analysis than would be the case when the Fund invests in rated securities.

Successful investment in lower-medium and lower-rated debt securities may involve greater investment risk and is highly dependent on GPIM’s credit analysis. The value of securities of below investment grade quality is particularly vulnerable to changes in interest rates and a real or perceived economic downturn or higher interest rates could cause a decline in prices of such securities by lessening the ability of issuers to make principal and interest payments. These securities are often thinly traded or subject to irregular trading and can be more difficult to sell and value accurately than higher-quality securities because there tends to be less public information available about these securities. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire below investment grade market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or a change in the market’s psychology. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Structured Finance Investments Risk

The Fund’s structured finance investments may include residential and commercial mortgage-related and other ABS issued by governmental entities and private issuers. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, these investments represent an interest in a pool of residential or commercial real estate or assets such as automobile loans, credit card receivables or student loans that have been securitized and provide for monthly payments of interest and principal to the holder based from the cash flow of these assets. Holders of structured finance investments bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured finance investments enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured finance investments generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to accurately predict whether the prices of indices and securities underlying structured finance investments will rise or fall, these prices (and, therefore, the prices of structured finance investments) will be influenced by the same types of political, economic and other events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured finance investment owned by the Fund.

The Fund may invest in structured finance products collateralized by low grade or defaulted loans or securities. Investments in such structured finance products are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities.

The Fund may invest in senior and subordinated classes issued by structured finance vehicles. The payment of cash flows from the underlying assets to senior classes take precedence over those of subordinated classes, and therefore subordinated classes are subject to greater risk. Furthermore, the leveraged nature of subordinated classes may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets.

Structured finance securities may be thinly traded or have a limited trading market. Structured finance securities are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in structured finance securities may be characterized by the Fund as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.

Structured finance securities, such as mortgage-backed securities, issued by non-governmental issuers are not guaranteed as to principal or interest by the U.S. government or a government sponsored enterprise and are typically subject to greater risk than those issued by such governmental entities. For example, privately issued mortgage-backed securities are not subject to the same underwriting requirements for underlying mortgages as those issued by governmental entities and, as a result, mortgage loans underlying such privately issued securities typically have less favorable underwriting characteristics (such as credit risk and collateral) and a wider range in terms (such as interest rate, term and borrower characteristics).

Mortgage-Backed Securities Risk

MBS represent an interest in a pool of mortgages. MBS are subject to certain risks, such as: credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect the return to investors in such MBS); risks associated with the servicer of the underlying mortgages; adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; prepayment and extension risks, which can lead to significant fluctuations in the value of the MBS; loss of all or part of the premium, if any, paid; and decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. The value of MBS may be substantially dependent on the servicing of the underlying pool of mortgages. In addition, the Fund’s level of investment in MBS of a particular type or in MBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Fund to additional risk.

When market interest rates decline, more mortgages are refinanced and the securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. When market interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of MBS is usually more pronounced than it is for other types of debt securities. In addition, due to increased instability in the credit markets, the market for some MBS has experienced reduced liquidity and greater volatility with respect to the value of such securities, making it more difficult to value such securities. The Fund may invest in sub-prime mortgages or MBS that are backed by sub-prime mortgages or defaulted or nonperforming loans.

Additional risks relating to investments in MBS may arise because of the type of MBS in which the Fund invests, defined by the assets collateralizing MBS. For example, CMOs may have complex or highly variable prepayment terms, such as companion classes, interest only or principal only payments, inverse floaters and residuals. These investments generally entail greater market, prepayment and liquidity risks than other MBS, and may be more volatile or less liquid than other MBS. These risks are heightened under the current state of economic, market, labor and public health conditions.

Moreover, the relationship between prepayments and interest rates may give some high-yielding MBS less potential for growth in value than conventional bonds with comparable maturities. In addition, during periods of falling interest rates, the rate of prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, MBS’s total return and maturity may be difficult to predict precisely. To the extent that the Fund purchases MBS at a premium, prepayments (which may be made without penalty) may result in loss of the Fund’s principal investment to the extent of premium paid.

MBS generally are classified as either commercial mortgage-backed securities (“CMBS”) or residential mortgage-backed securities (“RMBS”), each of which are subject to certain specific risks.

Commercial Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commercial Mortgage-Backed Securities Risk

CMBS are subject to particular risks, such as those associated with lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than residential lending. Commercial lending typically involves larger loans to single borrowers or groups of related borrowers than residential mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, change in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on MBS secured by loans on commercial properties than on those secured by loans on residential properties. Economic downturns, rises in unemployment and other events, such as public health emergencies, that limit the activities of and demand for commercial retail and office spaces (such as the current COVID-19 situation) adversely impact the value of such securities. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The exercise of remedies and successful realization of liquidation proceeds relating to CMBS may be highly dependent on the performance of the servicer or special servicer. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.

Residential Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Residential Mortgage-Backed Securities Risk

Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process. These risks are elevated given the current state of economic, market, public health and labor conditions.

Sub Prime Mortgage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sub-Prime Mortgage Market Risk

The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain mortgages and MBS. Delinquencies and losses on residential mortgage loans (especially sub-prime and second-lien mortgage loans) generally have increased at times and may again increase, and a decline in or flattening of housing values (as has been experienced at times and may again be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Largely due to the foregoing, reduced investor demand for mortgage loans and MBS and increased investor yield requirements has at times caused limited liquidity in the secondary market for certain MBS, which can adversely affect the market value of MBS. It is possible that such limited liquidity in such secondary markets could continue or worsen. If the economy of the United States deteriorates further, the incidence of mortgage foreclosures, especially sub-prime mortgages, may increase, which may adversely affect the value of any MBS owned by the Fund.

Any increase in prevailing market interest rates, which until recently were near historical lows and have begun to rise, may result in increased payments for borrowers who have adjustable rate mortgages. Moreover, with respect to hybrid mortgage loans after their initial fixed rate period, interest-only products or products having a lower rate, and with respect to mortgage loans with a negative amortization feature which reach their negative amortization cap, borrowers may experience a substantial increase in their monthly payment even without an increase in prevailing market interest rates. Increases in payments for borrowers may result in increased rates of delinquencies and defaults on residential mortgage loans underlying the RMBS.

The significance of the mortgage crisis and loan defaults in residential mortgage loan sectors led to the enactment of numerous pieces of legislation relating to the mortgage and housing markets. These actions, along with future legislation or regulation, may have significant impacts on the mortgage market generally and may result in a reduction of available transactional opportunities for the Fund or an increase in the cost associated with such transactions and may adversely impact the value of RMBS.

During the mortgage crisis, a number of originators and servicers of residential and commercial mortgage loans, including some of the largest originators and servicers in the residential and commercial mortgage loan market, experienced serious financial difficulties. These or similar difficulties may occur in the future and affect the performance of non-agency RMBS and CMBS. There can be no assurance that originators and servicers of mortgage loans will not continue to experience serious financial difficulties or experience such difficulties in the future, including becoming subject to bankruptcy or insolvency proceedings, or that underwriting procedures and policies and protections against fraud will be sufficient in the future to prevent such financial difficulties or significant levels of default or delinquency on mortgage loans.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities Risk

ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS.

Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted. Some ABS may be structured to include a period of rapid amortization triggered by events such as a significant rise in the default rate of the underlying collateral, a sharp drop in the credit enhancement level because of credit losses on the underlying assets, a specified regulatory event or the bankruptcy of the originator. A rapid amortization event will cause any revolving period to end earlier than expected and all collections on the underlying assets will be used to pay principal to investors earlier than expected. In general, the senior most securities will be paid prior to any payments being made on the subordinated securities, and if such payments are made earlier than expected, the Fund’s yield on such ABS may be negatively affected.

C L O C D O And C B O Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO, CDO and CBO Risk

The Fund may invest in CDOs, CBOs and CLO. A CDO is an ABS whose underlying collateral is typically a portfolio of other structured finance debt securities or synthetic instruments issued by another ABS vehicle. A CBO is an ABS whose underlying collateral is a portfolio of bonds. A CLO is an ABS whose underlying collateral is a portfolio of bank loans.

In addition to the general risks associated with credit or debt securities discussed herein, CLOs, CDOs and CBOs are subject to additional risks. CLOs, CDOs and CBOs are subject to risks associated with the involvement of multiple transaction parties related to the underlying collateral and disruptions that may occur as a result of the restructuring or insolvency of the underlying obligors, which are generally corporate obligors. Unlike a consumer obligor that is generally obligated to make payments on the collateral backing an ABS, the obligor on the collateral backing a CLO, a CDO or a CBO may have more effective defenses or resources to cause a delay in payment or restructure the underlying obligation. If an obligor is permitted to restructure its obligations, distributions from collateral securities may not be adequate to make interest or other payments.

The performance of CLOs, CDOs and CBOs depends primarily upon the quality of the underlying assets and the level of credit support or enhancement in the structure and the relative priority of the interest in the issuer of the CLO, CDO or CBO purchased by the Fund. In general, CLOs, CDOs and CBOs are actively managed by an asset manager that is responsible for evaluating and acquiring the assets that will collateralize the CLO, CDO or CBO. The asset manager may have difficulty in identifying assets that satisfy the eligibility criteria for the assets and may be restricted from trading the collateral. These criteria, restrictions and requirements, while reducing the overall risk to the Fund, may limit the ability of the investment manager to maximize returns on the CLOs, CDOs and CBOs if an opportunity is identified by the collateral manager. In addition, other parties involved in CLOs, CDOs and CBOs, such as credit enhancement providers and investors in senior obligations of the CLO, CDO or CBO may have the right to control the activities and discretion of the investment manager in a manner that is adverse to the interests of the Fund. A CLO, CDO or CBO generally includes provisions that alter the priority of payments if performance metrics related to the underlying collateral, such as interest coverage and minimum overcollateralization, are not met. These provisions may cause delays in payments on the securities or an increase in prepayments depending on the relative priority of the securities owned by the Fund. The failure of a CLO, CDO or CBO to make timely payments on a particular tranche may have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CLOs, CDOs and CBOs may be subject to deferral. If cashflows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on the CLOs, CDOs and CBOs, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the issuer to pay such deficiency will be extinguished.

The value of securities issued by CLOs, CDOs and CBOs also may change because of, among other things, changes in market value; changes in the market’s perception of the creditworthiness of the servicer of the assets, the originator of an asset in the pool, or the financial institution or fund providing credit support or enhancement; loan performance and prices; broader market sentiment, including expectations regarding future loan defaults, liquidity conditions and supply and demand for structured products.

Risks Associated With Risk Linked Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Risk-Linked Securities

RLS are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. Unlike other insurable low-severity, high-probability events (such as auto collision coverage), the insurance risk of which can be diversified by writing large numbers of similar policies, the holders of a typical RLS are exposed to the risks from high-severity, low-probability events such as that posed by major earthquakes or hurricanes. RLS represent a method of reinsurance, by which insurance companies transfer their own portfolio risk to other reinsurance companies and, in the case of RLS, to the capital markets. A typical RLS provides for income and return of capital similar to other fixed-income investments, but involves full or partial default if losses resulting from a certain catastrophe exceeded a predetermined amount. In essence, investors invest funds in RLS and if a catastrophe occurs that “triggers” the RLS, investors may lose some or all of the capital invested. In the case of an event, the funds are paid to the bond sponsor—an insurer, reinsurer or corporation—to cover losses. In return, the bond sponsors pay interest to investors for this catastrophe protection. RLS can be structured to pay-off on three types of variables—insurance-industry catastrophe loss indices, insure-specific catastrophe losses and parametric indices based on the physical characteristics of catastrophic events. Such variables are difficult to predict or model, and the risk and potential return profiles of RLS may be difficult to assess. Catastrophe-related RLS have been in use since the 1990s, and the securitization and risk-transfer aspects of such RLS are beginning to be employed in other insurance and risk-related areas. No active trading market may exist for certain RLS, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets.

C L O Subordinated Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Subordinated Notes Risk

The Fund may invest in any portion of the capital structure of CLOs (including the subordinated, residual and deep mezzanine debt tranches). Investment in the subordinated tranche is subject to special risks. The subordinated tranche does not receive ratings and is considered the riskiest portion of the capital structure of a CLO. The subordinated tranche is junior in priority of payment to the more senior tranches of the CLO and is subject to certain payment restrictions. As a result, the subordinated tranche bears the bulk of defaults from the loans in the CLO. In addition, the subordinated tranche generally has only limited voting rights and generally does not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the CLO notes. Certain mezzanine tranches in which the Fund may invest may also be subject to certain risks similar to risks associated with investment in the subordinated tranche.

The subordinated tranche is unsecured and ranks behind all of the secured creditors, known or unknown, of the CLO issuer, including the holders of the secured notes it has issued. Consequently, to the extent that the value of the issuer’s portfolio of loan investments has been reduced as a result of conditions in the credit markets, defaulted loans, capital gains and losses on the underlying assets, prepayment or changes in interest rates, the value of the subordinated tranche realized at redemption could be reduced. If a CLO breaches certain tests set forth in the CLO’s indenture, excess cash flow that would otherwise be available for distribution to the subordinated tranche investors is diverted to prepay CLO debt investors in order of seniority until such time as the covenant breach is cured. If the covenant breach is not or cannot be cured, the subordinated tranche investors (and potentially other investors in lower priority rated tranches) may experience a partial or total loss of their investment. Accordingly, the subordinated tranche may not be paid in full and may be subject to up to 100% loss. At the time of issuance, the subordinated tranche of a CLO is typically under-collateralized in that the liabilities of a CLO at inception exceed its total assets.

The leveraged nature of subordinated notes may magnify the adverse impact on the subordinated notes of changes in the market value of the investments held by the issuer, changes in the distributions on those investments, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and availability, prices and interest rates of those investments.

Subordinated notes are not guaranteed by another party. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the subordinated notes will meet the Fund’s expectations. Investments in the subordinated tranche of a CLO are generally less liquid than CLO debt tranches and subject to extensive transfer restrictions, and there may be no market for subordinated notes. Therefore, the Fund may be required to hold subordinated notes for an indefinite period of time or until their stated maturity. Certain mezzanine tranches in which the Fund may invest may also be subject to certain risks similar to risks associated with investment in the subordinated tranche.

Risks Associated With Structured Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Structured Notes

Investments in structured notes involve risks associated with the issuer of the note and the reference instrument. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Loans Risk

The Fund may invest in senior secured floating rate Loans made to corporations and other non¬governmental entities and issuers (“Senior Loans”). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets of the borrower, including stock owned by the borrower in its subsidiaries, that is senior to that held by junior lien creditors, subordinated debt holders and stockholders of the borrower. The Fund’s investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of the applicable issuer.

There is less readily-available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is rarely a minimum rating or other independent evaluation of a borrower or its securities, and GPIM relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of GPIM with respect to investments in Senior Loans. GPIM’s judgment about the credit quality of a borrower may be wrong.

The risks associated with Senior Loans of below-investment grade quality are similar to the risks of other lower grade Income Securities, although Senior Loans are typically senior in payment priority and secured on a senior priority basis, in contrast to subordinated and unsecured Income Securities.

Senior Loans’ higher priority has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are adjusted for changes in short-term interest rates, investments in Senior Loans have less interest rate risk than certain other lower grade Income Securities, which may have fixed interest rates. The Fund’s investments in Senior Loans are typically below-investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.

Economic and other events (whether real or perceived) can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause the Fund’s NAV per share to fall. The frequency and magnitude of such changes cannot be predicted.

Loans and other debt instruments are also subject to the risk of price declines due to increases in prevailing interest rates, although floating-rate debt instruments are substantially less exposed to this risk than fixed-rate debt instruments. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded Senior Loans, meaning that the Fund may not be able to sell them quickly at a desirable price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid Senior Loans may also be difficult to value.

Although the Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Such Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate or otherwise adversely affect the priority of the Senior Loans to presently existing or future indebtedness of the borrower or could take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of Senior Loans.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This could increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements in order to make or hold certain debt investments, this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.

The Fund’s investments in Senior Loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of an offending lender or bondholder (or group of offending lenders or bondholders) to the claims of a disadvantaged creditor (or group of creditors).

Economic exposure to Senior Loans through the use of derivatives transactions may involve greater risks than if the Fund had invested in the Senior Loan interest directly during a primary distribution or through assignments or participations in a loan acquired in secondary markets since, in addition to the risks described above, derivatives transactions to gain exposure to Senior Loans may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks associated with derivatives discussed herein.

Second Lien Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second Lien Loans Risk

The Fund may invest in “second lien” secured floating rate Loans made by public and private corporations and other non-governmental entities and issuers for a variety of purposes (“Second Lien Loans”). Second Lien Loans are typically second in right of payment and/or second in right of priority with respect to collateral remedies to one or more Senior Loans of the related borrower. Second Lien Loans are subject to the same risks associated with investment in Senior Loans and other lower grade Income Securities. However, Second Lien Loans are second in right of payment and/or second in right of priority with respect to collateral remedies to Senior Loans and therefore are subject to the additional risk that the cash flow of the borrower and/or the value of any property securing the Loan may be insufficient to meet scheduled payments or otherwise be available to repay the Loan after giving effect to payments in respect of a Senior Loan, including payments made with the proceeds of any property securing the Loan and any senior secured obligations of the borrower. Second Lien Loans are expected to have greater price volatility and exposure to losses upon default than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure.

Subordinated Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Secured Loans Risk

Subordinated secured Loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding Senior Loans, Second Lien Loans or other debt instruments with higher priority of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments and repayment of principal in the event of default or bankruptcy after giving effect to the higher ranking secured obligations of the borrower. Subordinated secured Loans are expected to have greater price volatility than Senior Loans and Second Lien Loans and may be less liquid.

Unsecured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Loans Risk

Unsecured Loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans, subordinated secured Loans and below investment grade securities. However, because unsecured Loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher ranking obligations of the borrower. Unsecured Loans are expected to have greater price volatility than Senior Loans, Second Lien Loans and subordinated secured Loans and may be less liquid.

Loans And Loan Participations And Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans and Loan Participations and Assignments Risk

The Fund may invest in loans directly or through participations or assignments. The Fund may purchase Loans on a direct assignment basis from a participant in the original syndicate of lenders or from subsequent assignees of such interests. The Fund may also purchase, without limitation, participations in Loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund may not be able to conduct the same due diligence on the borrower with respect to a Loan that the Fund would otherwise conduct. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the Loan. Lenders selling a participation and other persons interpositioned between the lender and the Fund with respect to a participation will likely conduct their principal business activities in the banking, finance and financial services industries. Because the Fund may invest in participations, the Fund may be more susceptible to economic, political or regulatory occurrences affecting such industries.

Loans are especially vulnerable to the financial health, or perceived financial health, of the borrower but are also particularly susceptible to economic and market sentiment such that changes in these conditions or the occurrence of other economic or market events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. Many loans and loan interests are subject to legal or contractual restrictions on transfer, resale or assignment that may limit the ability of the Fund to sell its interest in a loan at an advantageous time or price. The resale, or secondary, market for loans is currently growing, but may become more limited or more difficult to access, and such changes may be sudden and unpredictable. Transactions in loans are often subject to long settlement periods (in excess of the standard T+2 days settlement cycle for most securities and often longer than seven days). As a result, sale proceeds potentially will not be available to the Fund to make additional investments or to use proceeds to meet its current obligations. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its obligations such as borrowing from a bank or holding additional cash, particularly during periods of unusual market or economic conditions or financial stress.

The Fund invests in or is exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations (“covenant-lite obligations”), which are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The Fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant-lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations.

In certain circumstances, the Adviser or its affiliates (including on behalf of clients other than the Fund) or the Fund may be in possession of material non-public information about a borrower as a result of its ownership of a loan and/or corporate debt security of a borrower. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non¬public information, the Fund might be unable (potentially for a substantial period of time) to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. In circumstances when the Adviser, GPIM or the Fund determines to avoid or to not receive non-public information about a borrower for loan investments being considered for acquisition by the Fund or held by the Fund, the Fund may be disadvantaged relative to other investors that do receive such information, and the Fund may not be able to take advantage of other investment opportunities that it may otherwise have. The Adviser or its affiliates may participate in the primary and secondary market for loans or other transactions with possible borrowers. As a result, the Fund may be legally restricted from acquiring some loans and from participating in a restructuring of a loan or other similar instrument. Further, if the Fund, in combination with other accounts managed by the Adviser or its affiliates, acquires a large portion of a loan, the Fund’s valuation of its interests in the loan and the Fund’s ability to dispose of the loan at favorable times or prices may be adversely affected.

The Fund is subject to other risks associated with investments in (or exposure to) loans and other similar obligations, including that such loans or obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Unfunded Commitments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unfunded Commitments Risk

Certain of the loan participations or assignments acquired by the Fund may involve unfunded commitments of the lenders, revolving credit facilities, delayed draw credit facilities or other investments under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. Such an obligation may have the effect of requiring the Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). These commitments are generally subject to the borrowers meeting certain criteria such as compliance with covenants and certain operational metrics. The terms of the borrowings and financings subject to commitment are comparable to the terms of other loans and related investments in the Fund’s portfolio.

Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments Risk

The Fund may invest in certain lower grade securities known as “Mezzanine Investments,” which are subordinated debt securities that are generally issued in private placements in connection with an equity security (e.g., with attached warrants) or may be convertible into equity securities. Mezzanine Investments are subject to the same risks associated with investment in Senior Loans, Second Lien Loans and other lower grade Income Securities. However, Mezzanine Investments may rank lower in right of payment than any outstanding Senior Loans and Second Lien Loans of the borrower, or may be unsecured (i.e., not backed by a security interest in any specific collateral), and are subject to the additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Mezzanine Investments are expected to have greater price volatility and exposure to losses upon default than Senior Loans and Second Lien Loans and may be less liquid.

Distressed And Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed and Defaulted Securities Risk

Investments in the securities of financially distressed issuers involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. GPIM’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk

Convertible securities, debt or preferred equity securities convertible into, or exchangeable for, equity securities, are generally preferred stocks and other securities, including fixed-income securities and warrants that are convertible into or exercisable for common stock. Convertible securities generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree and are subject to the risks associated with debt and equity securities, including interest rate, market and issuer risks. For example, if market interest rates rise, the value of a convertible security usually falls. Certain convertible securities may combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Convertible securities may be lower-rated securities subject to greater levels of credit risk. A convertible security may be converted before it would otherwise be most appropriate, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

“Synthetic” convertible securities have economic characteristics similar to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments.

The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. The income-producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times.

Preferred Securities Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities/Preferred Stock Risk

The Fund may invest in preferred stock, which represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently riskier than the bonds and other debt instruments of the issuer, but less risky than its common stock. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip (in the case of “non-cumulative” preferred stocks) or defer (in the case of “cumulative” preferred stocks) dividend payments. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. If the Fund owns preferred stock that is deferring its distributions, the Fund may be required to report income for U.S. federal income tax purposes while it is not receiving cash payments corresponding to such income. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt and common stock. Preferred stock has properties of both an equity and a debt instrument and is generally considered a hybrid instrument.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk

The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated Income Securities of foreign issuers. Investing in foreign issuers may involve certain risks not typically associated with investing in securities of U.S. issuers due to increased exposure to foreign economic, political (including geopolitical) and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities and obligations are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities and obligations of some foreign companies and foreign markets are less liquid and at times more volatile than comparable U.S. securities, obligations and markets. In addition, such investments are subject to other adverse diplomatic investments, which may include the imposition of economic or trade sanctions or other measures by the U.S. or other governments and supranational organizations or changes in trade policies. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region and to the extent that the Fund invests in securities of issuers in emerging markets. The Fund may also invest in U.S. dollar-denominated Income Securities of foreign issuers, which are subject to many of the risks described above regarding Income Securities of foreign issuers denominated in foreign currencies. These risks are heightened under adverse economic conditions.

Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. In addition, fluctuations in currency exchange fees and restrictions on costs associated with the exchange of currencies may adversely affect the value of the Fund’s investments. Foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation that exists in the United States.

Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.

Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that have been impacted against Russia and other countries and that may further be imposed could vary broadly in scope, and their impact is difficult to accurately predict. For example, the imposition of sanctions and other similar measures likely would, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could significantly delay or prevent the settlement of securities transactions or their valuation, and significantly impact the Fund’s liquidity and performance. Sanctions and other similar measures may be in place for a substantial period of time and enacted with limited advanced notice.

There may be less publicly available information about a foreign company than a U.S. company. Foreign securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. Foreign markets may be more volatile than U.S. markets and offer less protection to investors. Foreign markets also have different clearance and settlement procedures that could cause the Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing a loss. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities. Similar foreign investment risks may apply to futures contracts and other derivative instruments in which the Fund invests that trade on foreign exchanges. The value of derivative and other instruments denominated in or that pay revenues in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in applicable foreign exchange rates could reduce the value of such instruments held by the Fund. Foreign settlement procedures also may involve additional risks.

American depositary receipts (“ADRs”) are receipts issued by United States banks or trust companies in respect of securities of foreign issuers held on deposit for use in the United States securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. These risks are heightened under the current conditions.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk

The Fund may invest up to 10% of its total assets in Income Securities the issuers of which are located in countries considered to be emerging markets, and investments in such securities are considered speculative. Investing in securities in emerging countries generally entails greater risks than investing in securities in developed countries. Securities issued by governments or issuers in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities. These risks are elevated under current macro¬economic, geopolitical and continuing global health conditions and include: (i) less social, political and economic stability and potentially more volatile currency exchange rates; (ii) the small current size of the markets for such securities, limited access to investments in the event of market closures (including due to local holidays), and the currently low or nonexistent volume of trading, which result in a lack of liquidity, in greater price volatility, and/or a higher risk of failed trades or other trading issues; (iii) national policies (including sanctions programs) which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, and trade barriers; (iv) foreign taxation; (v) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available to the Fund) for investment losses and injury to private property; (vi) lower levels of government regulation, which could lead to market manipulation, and less extensive and transparent accounting, auditing, recordkeeping, financial reporting and other requirements which limit the quality and availability of financial information; (vii) high rates of inflation for prolonged periods and rapid interest rate changes; (viii) dependence on a few key trading partners and sensitivity to adverse political (including geopolitical) or social events affecting the global economy and the region where an emerging market is located compared to developed market securities; and (ix) particular sensitivity to global economic conditions, including adverse effects stemming from recessions, depressions, or other economic crises, or armed conflicts, or reliance on international or other forms of aid, including trade, taxation and development policies. Furthermore, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Sovereign debt of emerging countries may be in default or present a greater risk of default, the risk of which is heightened given the current conditions. These risks are heightened for investments in frontier markets.

GPIM has broad discretion to identify countries that it considers to qualify as “emerging markets.” In determining whether a country is an emerging market, GPIM may take into account specific or general factors that GPIM deems to be relevant, including interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and/or legal, social and political developments, as well as whether the country is considered to be emerging or developing by supranational organizations such as the World Bank, the United Nations or other similar entities. Emerging market countries generally will include countries with low gross national product per capita and the potential for rapid economic growth and are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. In addition, the impact of the economic and public health situation in emerging market countries may be greater due to their generally less established healthcare systems and capabilities with respect to fiscal and monetary policies, which may exacerbate other pre-existing political, social and economic risks.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk

The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are denominated or quoted. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. Finally, the Fund’s distributions are paid in U.S. dollars, and to the extent the Fund’s assets are denominated in currencies other than the U.S. dollar, there is a risk that the value of any distribution from such assets may decrease if the currency in which such assets or distributions are denominated falls in relation to the value of the U.S. dollar. The Fund currently intends to seek to hedge its exposures to foreign currencies but may, at the discretion of GPIM, at any time limit or eliminate foreign currency hedging activity. To the extent the Fund does not hedge (or is unsuccessful in seeking to hedge) its foreign currency risk, the value of the Fund’s assets and income could be adversely affected by currency exchange rate movements.

Sovereign Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sovereign Debt Risk

Investments in sovereign debt securities, such as foreign government debt or foreign treasury bills, involve special risks, including the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government debtor’s policy towards the International Monetary Fund or international lenders, the political constraints to which the debtor may be subject and other political considerations. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of sovereign debt securities held by the Fund. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited or no legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. There can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the debtor, which may impair the debtor’s ability to service its debts on a timely basis. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of the Fund.

As a holder of sovereign debt, the Fund may be requested to participate in the restructuring of such sovereign indebtedness, including the rescheduling of payments and the extension of further loans to debtors, which may adversely affect the Fund. There can be no assurance that such restructuring will result in the repayment of all or part of the debt. Sovereign debt risk is increased for emerging market issuers and certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

The Fund may also invest in securities or other obligations issued or backed by supranational organizations, which are international organizations that are designated or supported by government entities or banking institutions typically to promote economic reconstruction or development. These obligations are subject to the risk that the government(s) on whose support the organization depends may be unable or unwilling to provide the necessary support. With respect to both sovereign and supranational obligations, the Fund may have little recourse against the foreign government or supranational organization that issues or backs the obligation in the event of default. These obligations may be denominated in foreign currencies and the prices of these obligations may be more volatile than corporate debt obligations.

Common Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common Equity Securities Risk

The Fund may invest up to 50% of its total assets in Common Equity Securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Common Equity Securities’ prices fluctuate for a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and the economy overall, and broader domestic and international political and economic events. The prices of Common Equity Securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production and other costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of Common Equity Securities are also sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of Common Equity Securities to which the Fund has exposure. At times, stock markets can be volatile and stock prices can change substantially and suddenly. While broad market measures of Common Equity Securities have historically generated higher average returns than Income Securities, Common Equity Securities have also experienced significantly more volatility in those returns. Common Equity Securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers. Dividends on Common Equity Securities which the Fund may hold are not fixed but are declared at the discretion of the issuer’s board of directors. There is no guarantee that the issuers of the Common Equity Securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Equity securities have experienced heightened volatility over recent periods and, therefore, the Fund’s investments in equity securities are subject to heightened risks related to volatility during the current environment and would likely also be subject to such risks in similar market, economic and public health conditions in the future.

Risks Associated With The Funds Covered Call Option Strategy And Put Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with the Fund’s Covered Call Option Strategy and Put Options

The ability of the Fund to achieve its investment objective is partially dependent on the successful implementation of its covered call option strategy. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The Fund may write call options on individual securities, securities indices, exchange-traded funds (“ETFs”) and baskets of securities. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time or on expiration, depending on the terms. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument upon exercise of the option. A call option is “covered” if the Fund owns the security or instrument underlying the call or has an absolute right to acquire the security or instrument without additional cash consideration (or, if additional cash consideration is required under current regulatory requirements, cash or assets determined to be liquid by GPIM (in accordance with procedures established by the Board) in such amount are segregated by the Fund’s custodian or earmarked on the Fund’s books and records). A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by GPIM as described above. As a seller of covered call options, the Fund faces the risk that it will forgo the opportunity to profit from increases in the market value of the security or instrument covering the call option during an option’s life. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. For certain types of options, the writer of the option will have no control over the time when it may be required to fulfill its obligation under the option.

There can be no assurance that a liquid market will exist if and when the Fund seeks to close out an option position. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security or instrument at the exercise price.

The Fund may purchase and write exchange-listed and OTC options. Options written by the Fund with respect to non-U.S. securities, indices or sectors and other instruments generally will be OTC options. OTC options differ from exchange-listed options in several respects. They are transacted directly with the dealers and not with a clearing corporation, and therefore entail the risk of non¬performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. OTC options are subject to heightened counterparty, credit, liquidity and valuation risks. The Fund’s ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The hours of trading for options may not conform to the hours during which the underlying securities are traded. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

The Fund may also purchase put options and write covered put options. A put option written by the Fund on a security is “covered” if the Fund segregates or earmarks assets determined to be liquid by GPIM, in accordance with the procedures established by the Board, equal to the exercise price. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or earmarked assets determined to be liquid by GPIM, as described above. As a seller of covered put options, the Fund bears the risk of loss if the value of the underlying security or instrument declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the security or instrument underlying the put option at a price greater than the market price of the security or instrument at the time of exercise plus the put premium the Fund received when it wrote the option. The Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option; however, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Risks Of Real Property Asset Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Real Property Asset Companies

The Fund may invest in Income Securities and Common Equity Securities issued by Real Property Asset Companies.

Real Estate Risks. Because of the Fund’s ability to make indirect investments in real estate and in the securities of companies in the real estate industry, it is subject to risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;
•	general and local economic conditions;
•	unavailability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increased competition;
•	increases in property taxes and operating expenses;
•	changes in zoning laws;
•	losses due to costs of cleaning up environmental problems and contamination;
•	limitations on, or unavailability of, insurance on economic terms;
•	liability to third parties for damages resulting from environmental problems;
•	casualty or condemnation losses;
•	limitations on rents;
•	changes in neighborhood values and the appeal of properties to tenants;
•	changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy; and
•	changes in interest rates.

Natural Resources And Commodities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Natural Resources and Commodities Risks

Because of the Fund’s ability to make indirect investments in natural resources and physical commodities, and in Real Property Asset Companies engaged in oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services, forest products, chemicals, coal, alternative energy sources and environmental services, as well as related transportation companies and equipment manufacturers, the Fund is subject to risks associated with special risks, which include:

Supply and Demand Risk

A decrease in the production of a physical commodity or a decrease in the volume of such commodity available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of an energy, natural resources, basic materials or an associated company that devotes a portion of its business to that commodity. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts or increased competition from alternative energy sources or commodity prices. Alternatively, a sustained decline in demand for such commodities could also adversely affect the financial performance of energy, natural resources, basic materials or associated companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.

Depletion and Exploration Risk

Many energy, natural resources, basic materials and associated companies are engaged in the production of one or more physical commodities or are engaged in transporting, storing, distributing and processing these items on behalf of shippers. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions or through long-term contracts to acquire reserves. The financial performance of energy, natural resources, basic materials and associated companies may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline.

Operational and Geological Risk

Energy, natural resources, basic materials companies and associated companies are subject to specific operational and geological risks in addition to normal business and management risks. Some examples of operational risks include mine rock falls, underground explosions and pit wall failures. Geological risk would include faulting of the ore body and misinterpretation of geotechnical data.

Regulatory Risk

Energy, natural resources, basic materials and associated companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of energy, natural resources and basic materials companies.

Commodity Pricing Risk

The operations and financial performance of energy, natural resources and basic materials companies may be directly affected by commodity prices, especially those energy, natural resources, basic materials and associated companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation, the availability of local, intrastate and interstate transportation systems, governmental expropriation and political upheaval and conflicts. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of energy, natural resources, basic materials and associated companies that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for energy, natural resources, basic materials and associated companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Precious Metals Pricing Risk

The Fund may invest in companies that have a material exposure to precious metals, such as gold, silver and platinum and precious metals related instruments and securities. The price of precious metals can fluctuate widely and is affected by numerous factors beyond the Fund’s control including: global or regional political, economic or financial events and situations; investors’ expectations with respect to the future rates of inflation and movements in world equity, financial and property markets; global supply and demand for specific precious metals, which is influenced by such factors as mine production and net forward selling activities by precious metals producers, central bank purchases and sales, jewelry demand and the supply of recycled jewelry, net investment demand and industrial demand, net of recycling; interest rates and currency exchange rates, particularly the strength of and confidence in the U.S. dollar; and investment and trading activities of hedge funds, commodity funds and other speculators. The Fund does not intend to hold physical precious metals.

Risks Of Personal Property Asset Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Personal Property Asset Companies

The Fund may invest in Income Securities and Common Equity Securities issued by Personal Property Asset Companies. Personal (as opposed to real) property includes any tangible, movable property or asset. The Fund seeks to invest in Income Securities and Common Equity Securities of Personal Property Asset Companies that are associated with personal property assets with investment performance that is not highly correlated with traditional market indexes, such as special situation transportation assets (e.g., railcars, airplanes and ships) and collectibles (e.g., antiques, wine and fine art).

Special Situation Transportation Assets Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situation Transportation Assets Risks

The risks of special situation transportation assets include:

Cyclicality of Supply and Demand for Transportation Assets Risk. The transportation asset leasing and sales industry has periodically experienced cycles of oversupply and undersupply of railcars, aircraft and ships. The oversupply of a specific type of transportation asset in the market is likely to depress the values of that type of transportation asset. The supply and demand of transportation assets is affected by various cyclical factors that are not under the Fund’s control, including: (i) passenger and cargo demand; (ii) commercial demand for certain types of transportation assets, (iii) fuel costs and general economic conditions affecting lessees’ operations; (iv) government regulation, including operating restrictions; (v) interest rates; (vi) the availability of credit; (vii) manufacturer production level; (viii) retirement and obsolescence of certain classes of transportation assets; (ix) re-introduction into service of transportation assets previously in storage; and (x) traffic control infrastructure constraints.

Risk of Decline in Value of Transportation Assets and Rental Values. In addition to factors linked to the railway, aviation and shipping industries, other factors that may affect the value of transportation assets, and thus of the Personal Property Asset Companies in which the Fund invests, include: (i) manufacturers merging or exiting the industry or ceasing to produce specific types of transportation asset; (ii) the particular maintenance and operating history of the transportation assets; (iii) the number of operators using that type of transportation asset; (iv) whether the railcar, aircraft or ship is subject to a lease; (v) any regulatory and legal requirements that must be satisfied before the transportation asset can be operated, sold or re-leased, (vi) compatibility of parts and layout of the transportation asset among operators of particular asset; and (vii) any renegotiation of a lease on less favorable terms.

Technological Risks. The availability for sale or lease of new, technologically advanced transportation assets and the imposition of stringent noise, emissions or environmental regulations may make certain types of transportation assets less desirable in the marketplace and therefore may adversely affect the owners’ ability to lease or sell such transportation assets. Consequently, the owner will have to lease or sell many of the transportation assets close to the end of their useful economic life. The owners’ ability to manage these technological risks by modifying or selling transportation assets will likely be limited.

Risks Relating to Leases of Transportation Assets. Owner/lessors of transportation assets will typically require lessees of assets to maintain customary and appropriate insurance. There can be no assurance that the lessees’ insurance will cover all types of claims that may be asserted against the owner, which could adversely affect the value of the Fund’s investment in the Personal Property Asset Company owning such transportation asset. Personal Property Asset Companies will be subject to credit risk of the lessees’ ability to the provisions of the lease of the transportation asset. The Personal Property Asset Company will need to release or sell transportation assets as the current leases expire in order to continue to generate revenues. The ability to re-lease or sell transportation assets will depend on general market and competitive conditions. Some of the competitors of the Personal Property Asset Company may have greater access to financial resources and may have greater operational flexibility. If the Personal Property Asset Company is not able to re-lease a transportation asset, it may need to attempt to sell the aircraft to provide funds for its investors, including the Fund.

Collectible Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collectible Assets Risks

The risks of collectible assets include:

Valuation of Collectible Assets Risk. The market for collectible assets as a financial investment is in the early stages of development. Collectible assets are typically bought and sold through auction houses, and estimates of prices of collectible assets at auction are imprecise. Accordingly, collectible assets are difficult to value.

Liquidity of Collectible Assets Risk. There are relatively few auction houses in comparison to brokers and dealers of traditional financial assets. The ability to sell collectible assets is dependent on the demand for particular classes of collectible assets, which demand has been volatile and erratic in the past. There is no assurance that collectible assets can be sold within a particular timeframe or at the price at which such collectible assets are valued, which may impair the ability of the Fund to realize full value of Personal Property Asset Companies in the event of the need to liquidate such assets.

Authenticity of Collectible Assets Risk. The value of collectible assets often depends on its rarity or scarcity, or of its attribution as the product of a particular artisan. Collectible Assets are subject to forgery and to the inabilities to assess the authenticity of the collectible asset, which may significantly impair the value of the collectible asset.

High Transaction and Related Costs Risk. Collectible assets are typically bought and sold through auction houses, which typically charge commissions to the purchaser and to the seller which may exceed 20% of the sale price of the collectible asset. In addition, holding collectible assets entails storage and insurance costs, which may be substantial.

Private Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Securities Risk

The Fund may invest in privately issued Income Securities and Common Equity Securities of Private Securities. Private Securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon GPIM’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain Private Securities may be illiquid. Because there is often no readily available trading market for Private Securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private Securities are also more difficult to value. Valuation may require more research, and elements of judgment may play a greater role in the valuation of Private Securities as compared to public securities because there is less reliable objective data available. Private Securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Funds Risk

As an alternative to holding investments directly, the Fund may also obtain investment exposure to Income Securities and Common Equity Securities by investing up to 30% of its total assets in Investment Funds. These investments include open-end funds, closed-end funds, exchange-traded funds and business development companies as well as other pooled investment vehicles. Investment Funds may include those advised by the Adviser or its affiliates. Investments in Investment Funds present certain special considerations and risks not present in making direct investments in Income Securities and Common Equity Securities. Investments in Investment Funds subject the Fund to the risks affecting such Investment Funds and involve operating expenses and fees that are in addition to the expenses and fees borne by the Fund. Such expenses and fees attributable to the Fund’s investment in another Investment Fund are borne indirectly by Common Shareholders. Accordingly, investment in such entities involves expenses and fees at both levels. Fees and expenses borne by other Investment Funds in which the Fund invests may be similar to the fees and expenses borne by the Fund and can include asset-based management fees and administrative fees payable to such entities’ advisers and managers as well as other expenses borne by such entities, thus resulting in fees and expenses at both levels. To the extent management fees of Investment Funds are based on total gross assets, it may create an incentive for such entities’ managers to employ Financial Leverage, thereby adding additional expense and increasing volatility and risk (including the Fund’s overall exposure to Financial Leverage risk). Fees payable to advisers and managers of Investment Funds may include performance-based incentive fees calculated as a percentage of profits. Such incentive fees directly reduce the return that otherwise would have been earned by investors over the applicable period. A performance-based fee arrangement may create incentives for an adviser or manager to take greater investment risks in the hope of earning a higher profit participation.

Investments in Investment Funds frequently expose the Fund to an additional layer of Financial Leverage. The use of leverage by Investment Funds may cause the Investments Funds’ market price of common shares and/or NAV to be more volatile and can magnify the effect of any losses. From time to time, the Fund may invest a significant portion of its assets in Investment Funds that employ leverage.

Investments in Investment Funds expose the Fund to additional management risk. The success of the Fund’s investments in Investment Funds will depend in large part on the investment skills and implementation abilities of the advisers or managers of such entities. Decisions made by the advisers or managers of such entities may cause the Fund to incur losses or to miss profit opportunities. While GPIM will seek to evaluate managers of Investment Funds and where possible independently evaluate the underlying assets, a substantial degree of reliance on such entities’ managers is nevertheless present with such investments.

The Fund may invest in Investment Funds in excess of statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part could affect or otherwise impose certain limits on the investments and operations of the underlying Investment Fund (notably such fund’s ability to invest in other investment companies and private funds, which include certain structured finance vehicles). It is uncertain what effect the conditions of Rule 12d1-4 will have on the Fund’s investment strategies and operations or those of the Investment Fund in which the Fund may invest.

If the Fund invests in Investment Funds, the Fund's realized losses on sales of shares of an underlying Investment Fund may be indefinitely or permanently deferred as "wash sales." Distributions of short-term capital gains by an underlying Investment Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund's capital loss carryforwards, if any. Capital loss carryforwards of an underlying Investment Fund, if any, would not offset net capital gain of the Fund or of another underlying Investment Fund.

Synthetic Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Synthetic Investments Risk

As an alternative to holding investments directly, the Fund may also obtain investment exposure to Income Securities and Common Equity Securities through the use of customized derivative instruments (including swaps, options, forwards, notional principal contracts or other financial instruments) to replicate, modify or replace the economic attributes associated with an investment in Income Securities and Common Equity Securities (including interests in Investment Funds). The Fund may be exposed to certain additional risks to the extent GPIM uses derivatives as a means to synthetically implement the Fund’s investment strategies. If the Fund enters into a derivative instrument whereby it agrees to receive the return of a security or financial instrument or a basket of securities or financial instruments, it will typically contract to receive such returns for a predetermined period of time. During such period, the Fund may not have the ability to increase or decrease its exposure. In addition, such customized derivative instruments will likely be highly illiquid, and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a material adverse manner. Furthermore, certain derivative instruments contain provisions giving the counterparty the right to terminate the contract upon the occurrence of certain events. Such events may include a decline in the value of the reference securities and material violations of the terms of the contract or the portfolio guidelines as well as other events determined by the counterparty. If a termination were to occur, the Fund’s return could be adversely affected as it would lose the benefit of the indirect exposure to the reference securities and it may incur significant termination expenses.

In the event the Fund seeks to participate in Investment Funds (including Private Investment Funds) through the use of such synthetic derivative instruments, the Fund will not acquire any voting interests or other shareholder rights that would be acquired with a direct investment in the underlying Investment Fund. Accordingly, the Fund will not participate in matters submitted to a vote of the shareholders. In addition, the Fund may not receive all of the information and reports to shareholders that the Fund would receive with a direct investment in such Investment Fund.

Further, the Fund will pay the counterparty to any such customized derivative instrument structuring fees and ongoing transaction fees, which will reduce the investment performance of the Fund. Finally, certain tax aspects of such customized derivative instruments are uncertain and a Common Shareholder’s return could be adversely affected by an adverse tax ruling.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk

Inflation risk is the risk that the intrinsic value of assets or income from investments will be worth less in the future as inflation decreases the purchasing power and value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Inflation rates (which are currently elevated relative to historical levels) may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would adversely affect the Fund. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk is significantly elevated compared to normal conditions because of current monetary policy measures and the current interest rate environment and level of government intervention and spending. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of Financial Leverage would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount Risk

The Fund’s Common Shares have traded both at a premium and at a discount in relation to net asset value. The Fund cannot predict whether the Common Shares will trade in the future at a premium or discount to net asset value. The Fund’s Common Shares have recently traded at a premium to net asset value per share, which may not be sustainable. If the Common Shares are trading at a premium to net asset value at the time you purchase Common Shares, the net asset value per share of the Common Shares purchased will be less than the purchase price paid. Shares of closed-end investment companies frequently trade at a discount from net asset value, but in some cases have traded above net asset value. The risk of the Common Shares trading at a discount is a risk separate from the risk of a decline in the Fund’s net asset value as a result of the Fund’s investment activities. The Fund’s net asset value will be reduced immediately following an offering of the Common Shares due to the costs of such offering, which will be borne entirely by the Fund. The sale of Common Shares by the Fund (or the perception that such sales may occur) may have an adverse effect on prices of Common Shares in the secondary market. An increase in the number of Common Shares available may put downward pressure on the market price for Common Shares. The Fund may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Fund of Common Shares at a price below the Fund’s then current net asset value, subject to certain conditions, and such sales of Common Shares at price below net asset value, if any, may increase downward pressure on the market price for Common Shares. These sales, if any, also might make it more difficult for the Fund to sell additional Common Shares in the future at a time and price it deems appropriate.

Whether a Common Shareholder will realize a gain or loss upon the sale of Common Shares depends upon whether the market value of the Common Shares at the time of sale is above or below the price the Common Shareholder paid, taking into account transaction costs for the Common Shares, and is not directly dependent upon the Fund’s net asset value. Because the market value of the Common Shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors outside the Fund’s control, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value, or at, below or above the public offering price for the Common Shares. Common Shares of the Fund are designed primarily for long-term investors; investors in Common Shares should not view the Fund as a vehicle for trading purposes.

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution Risk

The voting power of current Common Shareholders will be diluted to the extent that current Common Shareholders do not purchase Common Shares in any future offerings of Common Shares or do not purchase sufficient Common Shares to maintain their percentage interest. If the Fund is unable to invest the proceeds of such offering as intended, the Fund’s per Common Share distribution may decrease and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Fund sells Common Shares at a price below net asset value pursuant to the consent of Common Shareholders, shareholders will experience a dilution of the aggregate net asset value per Common Share because the sale price will be less than the Fund’s then-current net asset value per Common Share. Similarly, were the expenses of the offering to exceed the amount by which the sale price exceeded the Fund’s then current net asset value per Common Share, shareholders would experience a dilution of the aggregate net asset value per Common Share. This dilution will be experienced by all shareholders, irrespective of whether they purchase Common Shares in any such offering.

Financial Leverage And Leveraged Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Leverage and Leveraged Transactions Risk

The Fund may seek to enhance the level of its current distributions by utilizing financial leverage through the issuance of preferred shares, through borrowing or the issuance of commercial paper or other forms of debt, through reverse repurchase agreements, dollar rolls or similar transactions, derivatives transactions or through a combination of the foregoing (collectively “Financial Leverage”). Although the use of Financial Leverage and leveraged transactions by the Fund may create an opportunity for increased after-tax total return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with Financial Leverage and leveraged transactions proceeds are greater than the cost of Financial Leverage and leveraged transactions, the Fund’s return will be greater than if Financial Leverage and leveraged transactions had not been used. Conversely, if the income or gains from the securities purchased with such proceeds does not cover the cost of Financial Leverage and leveraged transactions, the return to the Fund will be less than if Financial Leverage and leveraged transactions had not been used. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed.

Financial Leverage and leveraged transactions are a speculative techniques that exposes the Fund to greater risk and increased costs than if they were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses Financial Leverage and leveraged transactions. As a result, Financial Leverage and leveraged transactions may cause greater changes in the Fund’s NAV and returns than if Financial Leverage and leveraged transactions had not been used. The Fund will also have to pay interest on its indebtedness, if any, which may reduce the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment, which would negatively affect the performance of the Fund.

Financial Leverage and the use of leveraged transactions involve risks and special considerations for shareholders, including the likelihood of greater volatility of NAV and market price of and dividends on the Common Shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on indebtedness or in the dividend rate on any preferred shares that the Fund must pay will reduce the return to the Common Shareholders; and the effect of Financial Leverage and leveraged transactions in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares.

Because the fees received by the Adviser are based on the Managed Assets of the Fund (including the proceeds of any Financial Leverage), the Adviser has a financial incentive for the Fund to utilize Financial Leverage, which may create a conflict of interest between the Adviser and the Common Shareholders. Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of Financial Leverage, which means that Common Shareholders effectively bear the entire advisory fee.

Indebtedness may subject the Fund to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Indebtedness by the Fund also may subject the Fund to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such indebtedness. Such guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser or GPIM from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

The Fund may enter into reverse repurchase agreements with the same parties with whom they may enter into repurchase agreements (as described below). Under a reverse repurchase agreement, the Fund would sell securities or other assets and agree to repurchase them at a particular price at a future date. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities or other assets sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed. In the event of the insolvency of the counterparty to a reverse repurchase agreement, recovery of the securities or other assets sold by the Fund may be delayed. The counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities or other assets transferred to another party or the securities or other assets in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares.

The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security (but not the same security) for settlement at a later date. During the roll-period, the Fund gives up the principal and interest payments on the security, but may invest the sale proceeds. When the Fund enters into a dollar roll transaction, any fluctuation in the market value of the security transferred or the securities in which the sales proceeds are invested can affect the market value of the Fund’s assets, and therefore, the Fund’s NAV. Successful use of dollar rolls may depend upon the GPIM’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed. Dollar roll transactions may sometimes be considered the practical equivalent of borrowing and constitute a form of leverage. Dollar roll transactions also involve the risk that the market value of the securities the Fund is required to deliver may decline below the agreed upon repurchase price of those securities. In addition, in the event that the Fund’s counterparty becomes insolvent or otherwise unable or unwilling to perform its obligations, the Fund’s use of the proceeds may become restricted pending a determination as to whether to enforce the Fund’s obligation to purchase the substantially similar securities.

The Fund may engage in certain derivatives transactions that have economic characteristics similar to leverage. Under current regulatory requirements, to the extent the terms of any such transaction obligate the Fund to make payments, to mitigate leveraging risk and otherwise comply with regulatory requirements, the Fund must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk. Securities so segregated or designated as “cover” will be unavailable for sale by GPIM (unless replaced by other securities qualifying for segregation or cover requirements), which may adversely affect the ability of the Fund to pursue its investment objective. In October 2020, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Fund’s asset segregation and cover practices discussed herein. See “Derivatives Transactions Risk In General” below for additional information regarding the final rule.

The Fund may have Financial Leverage and leveraged transactions outstanding during a short term period during which such Financial Leverage and leveraged transactions may not be beneficial to the Fund if GPIM believes that the long-term benefits to Common Shareholders of such Financial Leverage would outweigh the costs and portfolio disruptions associated with redeeming and reissuing or closing out and reopening such Financial Leverage and leveraged transactions. However, there can be no assurance that GPIM’s judgment in weighing such costs and benefits will be correct.

Economic and market events have at times caused severe market volatility and severe liquidity strains in the credit markets. The terms of the Fund’s credit facility include a variable interest rate. Accordingly, during periods when interest rates or the applicable reference rate for the credit facility rise or there are dislocations in the credit markets, the Fund’s leverage costs may increase and there is a risk that the Fund may not be able to renew or replace existing leverage on favorable terms or at all. If the cost of leverage is no longer favorable, or if the Fund is otherwise required to reduce its leverage, the Fund may not be able to maintain distributions on Common Shares at historical levels and Common Shareholders will bear any costs associated with selling portfolio securities. Interest rates are currently rising, and thus so is the cost of leverage and the risks highlighted above.

The Fund’s total Financial Leverage and leveraged transactions may vary significantly over time. To the extent the Fund increases its amount of Financial Leverage and leveraged transactions outstanding, it will be more exposed to these risks.

Investments in Investment Funds and certain other pooled and structured finance vehicles, such as collateralized loan obligations, frequently expose the Fund to an additional layer of financial leverage and, thus, increase the Fund’s exposure to leverage risk. From time to time, the Fund may invest a significant portion of its assets in Investment Funds that employ leverage.

Derivatives Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Transactions Risk

Derivatives Transactions Risk In General. In addition to the covered call option strategy described above, the Fund may, but is not required to, utilize other derivatives, including futures contracts, swaps transactions and other strategic transactions to seek to earn income, facilitate portfolio management and mitigate risks. Participation in derivatives markets transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies (other than its covered call writing strategy). Certain derivatives transactions that involve leverage can result in losses that greatly exceed the amount originally invested. Derivatives transactions utilizing instruments denominated in foreign currencies will expose the Fund to foreign currency risk. Derivatives transactions involve risks of mispricing or improper valuation, and the documentation governing a derivative instrument or transaction may be unfavorable or ambiguous. Derivatives transactions may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivative instruments, limit or restrict the ability of the Fund to use certain derivative instruments or transact with certain counterparties as a part of its investment strategy, increase the costs of using derivative instruments or make derivative instruments less effective.

In connection with certain derivatives transactions, under current regulatory requirements, to the extent the terms of any such transaction obligate the Fund to make payments, the Fund may be required to segregate liquid assets or otherwise cover such transactions. The Fund also may be required to deposit amounts as premiums or to be held in margin accounts. Such amounts may not otherwise be available to the Fund for investment purposes. The Fund may earn a lower return on its portfolio than it might otherwise earn if it did not have to segregate assets in respect of, or otherwise cover, its derivatives transactions positions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Segregating assets and covering positions will not limit or offset losses on related positions. Participation in derivatives market transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. To the extent the Fund engages in derivatives transactions in an attempt to hedge certain exposures or risks, there can be no assurance that the Fund’s hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Fund. The skills necessary to successfully execute derivatives strategies may be different from those for more traditional portfolio management techniques, and if GPIM is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Additional risks inherent in the use of derivatives include:

•	dependence on GPIM’s ability to predict correctly movements in the direction of interest rates and securities prices;
•	imperfect correlation between price of derivatives and movements in the prices of the securities being hedged;
•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities;
•	the possible absence of a liquid secondary market for any particular instrument at any time;
•	the possible need to defer closing out certain hedged positions to avoid adverse tax consequences;
•	the possible inability of the Fund to purchase or sell a security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time due to a need for the Fund to maintain “cover” or to segregate securities in connection with the hedging techniques; and
•	the creditworthiness of counterparties.

Futures Transactions Risk. The Fund may invest in futures contracts and options on futures contracts. Futures and options on futures entail certain risks, including but not limited to the following:

•	no assurance that futures contracts or options on futures can be offset at favorable prices;
•	possible reduction of the return of the Fund due to their use for hedging;
•	possible reduction in value of both the securities hedged and the hedging instrument;
•	possible lack of liquidity, trading restrictions or limitations that may be imposed by an exchange, and the potential that government regulations may restrict trading
•	imperfect correlation between the contracts and the securities being hedged; and
•	losses from investing in futures transactions that are potentially unlimited and the segregation requirements for such transactions.

Under current regulatory requirements, with respect to futures contracts that are not contractually required to “cash-settle,” the Fund usually must cover its open positions by earmarking or segregating on its records cash or liquid assets equal to the contract’s notional value. For futures contracts that are “cash-settled,” however, the Fund is permitted to earmark or segregate cash or liquid assets in an amount equal to the Fund’s next daily marked-to-market (net) obligation, if any (i.e., the Fund’s daily net liability) rather than the notional value. By earmarking or designating assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to earmark or segregate assets equal to the full notional value of such contracts.

In October 2020, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Fund’s asset segregation and cover practices discussed herein. The final rule requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the final rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the new rule regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. The scheduled compliance date for the rule is August 19, 2022. Following the compliance date, these requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Swap Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Risk

Swap agreements are contracts for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant or swap execution facility and/or cleared through a clearinghouse that serves as a central counterparty. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Fund may enter into swap transactions, including credit default swaps, total return swaps, index swaps, currency swaps, commodity swaps and interest rate swaps, as well as options thereon, and may purchase or sell interest rate caps, floors and collars. The Fund may utilize swap agreements in an attempt to gain exposure to certain assets without purchasing those assets, to hedge other positions or for investment purposes.

Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, largely due to the fact they could be considered illiquid and many swaps currently trade on the OTC market. If GPIM is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund may be less favorable than it would have been if these investment techniques were not used. Such transactions are subject to market risk, risk of default by the other party to the transaction and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Written credit default swaps also are subject to the risk of default on the instrument underlying the swap, which may result in the Fund being obligated to pay the counterparty to the swap the principal amount of the underlying instrument. Cash-settled swaps generally do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to such swaps generally is limited to the net amount of payments and margin that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. Swaps are subject to valuation, liquidity and leveraging risks and could result in substantial losses to the Fund. In addition, the Fund may pay fees or incur costs each time it enters into, amends or terminates a swap agreement.

Swaps may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the full notional amount of the swap. Swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder.

When the Fund acts as a seller of a credit default swap agreement with respect to a debt security, it is subject to the risk that an adverse credit event may occur with respect to the issuer of the debt security and the Fund may be required to pay the buyer the full notional value of the debt security under the swap net of any amounts owed to the Fund by the buyer under the swap (such as the buyer’s obligation to deliver the debt security to the Fund). As a result, the Fund bears the entire risk of loss due to a decline in value of a referenced debt security on a credit default swap it has sold if there is a credit event with respect to the issuer of the security. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased.

The swap market has become more standardized in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.

As a result, some swaps have become relatively liquid. Although liquidity of certain swaps has improved, certain types of derivatives products, such as caps, floors and collars may be less liquid than swaps in general.

Certain standardized swaps are subject to mandatory exchange-trading and central clearing. While exchange-trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain OTC derivative instruments that the Commodity Futures Trading Commission (“CFTC”) and SEC have defined as “swaps.” Mandatory exchange-trading and clearing are occurring on a phased-in basis based on CFTC approval of contracts for central clearing. Depending on the Fund’s size and other factors, the margin required under the rules of the clearinghouse and by the clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar bilateral swap. In addition, regulators have developed rules that require trading and execution of the most liquid swaps on trading facilities.

Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of cleared and uncleared swaps. In addition, the CFTC and other applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared swaps which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. GPIM will continue to monitor developments in this area, particularly to the extent regulatory changes affect the ability of the Fund to enter into swap agreements. In addition, the CFTC in October 2020 adopted amendments to its position limits rules that establish certain new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and any OTC transactions that are economically equivalent to the 25 specified contracts.

Further regulatory developments in the swap market may adversely impact the swap market generally or the Fund’s ability to use swaps.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

Counterparty risk is the risk that a counterparty to a fund transaction (e.g., prime brokerage or securities lending arrangement or derivatives transaction) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform, the risk of which is particularly acute under current conditions) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, or if exercising contractual rights involves delays or costs for the Fund, the value of your shares in the Fund may decrease.

The Fund bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions (such as the current conditions), increased competition, and/or wide scale credit losses resulting from financial difficulties of the counterparties’ other trading partners or borrowers.

The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Fund.

Special Purpose Acquisition Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Purpose Acquisition Companies Risk

The Fund may invest in stock, warrants, rights and other securities of SPACs or similar special purpose entities in a private placement transaction or as part of a public offering. As an alternative to obtaining a public listing through a traditional IPO, SPAC investments carry many of the same risks as investments in IPO securities. These may include, but are not limited to, erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs.

Investments in SPACs also have risks peculiar to the SPAC structure and investment process. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger. Some SPACs pursue acquisitions and mergers only within certain market sectors or regions, which can increase the volatility of their prices. Conversely, other SPACs may invest without such limitations, in which case management may have limited experience or knowledge of the market sector or region in which the transaction is contemplated. Moreover, interests in SPACs may be illiquid and/or be subject to restrictions on resale, which may remain for an extended time, and may only be traded in the over-the-counter market. If there is no market for interests in a SPAC, or only a thinly traded market for interests in a SPAC develops, the Fund may not be able to sell its interest in a SPAC, or may be able to sell its interest only at a price below what the Fund believes is the SPAC interest’s value.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk

The Fund’s annual portfolio turnover rate may vary greatly from year to year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.

U S Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Government Securities Risk

Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (i) the full faith and credit of the United States government; (ii) the ability of the issuer to borrow from the U.S. Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity (“GSE”); (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate in value and are subject to investment risks, and certain U.S. government securities may not be backed by the full faith and credit of the United States government. Any downgrades of the U.S. credit rating could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase the costs of all debt generally. The value of U.S. government obligations may be adversely affected by changes in interest rates. It is possible that the issuers of some U.S. government securities will not have the funds to timely meet their payment obligations in the future and there is a risk of default. For certain agency and GSE issued securities, there is no guarantee the U.S. government will support the agency or GSE if it is unable to meet its obligations.

U K Departure From E U Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UK Departure from EU (“Brexit”) Risk

On January 31, 2020, the United Kingdom officially withdrew from the European Union (“EU”) which started an 11-month transition period ending on December 31, 2020. The United Kingdom and the EU entered into a bilateral trade agreement on December 30, 2020, governing certain aspects of the EU’s and the United Kingdom’s relationship following the end of the transition period, the EU-UK Trade and Cooperation Agreement (the “TCA”). The TCA provisionally went into effect on January 1, 2021 and was ratified by the United Kingdom Parliament in December 2020 and by the EU Parliament in April 2021. Brexit has resulted in considerable uncertainty as to the United Kingdom’s post-transition framework, how future negotiations between the United Kingdom and the EU will proceed on economic, trade, foreign policy and social issues and how the financial markets will react in the near future and on an ongoing basis. Brexit has resulted in increased volatility and illiquidity and could result in lower economic growth. It is not possible to anticipate the long-term impact to the economic, legal, political, regulatory and social framework that will result from Brexit. Brexit may have a negative impact on the economy and currency of the United Kingdom and EU as a result of anticipated, perceived or actual changes to the United Kingdom’s economic and political relations with the EU. Brexit may also have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Any further exits from member states of the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Any or all of these challenges may affect the value of the Fund’s investments that are economically tied to the United Kingdom or the EU, and could have an adverse impact on the Fund’s performance.

Redenomination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Redenomination Risk

The result of Brexit, the progression of the European debt crisis and the possibility of one or more Eurozone countries exiting the European Monetary Union (“EMU”), or even the collapse of the euro as a common currency, has created in recent years significant volatility in currency and financial markets generally. The effects of the collapse of the euro, or of the exit of one or more countries from the EMU, on the U.S. and global economies and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU-related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Legislation And Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation and Regulation Risk

At any time after the date hereof, U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws may impact the investment strategies, performance, costs and operations of the Fund, as well as the way investments in, and shareholders of, the Fund are taxed.

L I B O Replacement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Replacement Risk

The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to interbank reference rates (referred to collectively as the “London Interbank

Offered Rate” or “LIBOR”), which function as a reference rate or benchmark for such investments, financings or other transactions. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of Fund investments or the value or return on certain other Fund investments. As a result, LIBOR may be relevant to, and directly affect, the Fund’s performance, price volatility, liquidity and value, as well as the price volatility, liquidity and value of the assets that the Fund holds.

On July 27, 2017, the Chief Executive of the Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body and regulator of LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR due to the absence of an active market for interbank unsecured lending and other reasons. However subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used tenors of US dollar LIBORs may continue until mid-2023. It is anticipated that LIBOR ultimately will be officially discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying markets around that time. In connection with supervisory guidance from regulators, regulated entities have ceased entering into certain new LIBOR contracts after January 1, 2022. Various financial industry groups have begun planning for that transition and certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the Secured Overnight Financing Rate (“SOFR”), which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments). There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. However, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known.

The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Although some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, others may not have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Instruments that include robust fallback provisions to facilitate the transition from LIBOR to an alternative reference rate may also include adjustments that do not adequately compensate the holder for the different characteristics of the alternative reference rate. The result may be that the fallback provision results in a value transfer from one party to the instrument to the counterparty. Additionally, because such provisions may differ across instruments (e.g., hedges versus cash positions hedged) or investments in structured finance products transitioning to a different rate or at a different time as the assets underlying those structured finance products, LIBOR’s cessation may give rise to basis risk and render hedges less effective. As the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects and related adverse conditions could occur prior to the anticipated cessation of the remaining US dollar LIBOR tenors in mid-2023. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments, notwithstanding significant efforts by the industry to develop robust LIBOR replacement clauses. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and the possible renegotiation of existing contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Fund investments may also be tied to other interbank offered rates and currencies, which also will face similar issues. In many cases, in the event that an instrument falls back to an alternative reference rate, including the SOFR or any reference rate based on SOFR, the alternative reference rate will not perform the same as would have and may not include adjustments to such alternative reference rate that are reflective of current economic circumstances or differences between such alternative reference rate and LIBOR. SOFR is based on a secured lending markets in U.S. government securities and does not reflect credit risk in the inter-bank lending market in the way that LIBOR did. The alternative reference rates are generally secured by U.S. treasury securities and will reflect the performance of the market for U.S. treasury securities and not the inter-bank lending markets. In the event of a credit crisis, floating rate instruments using alternative reference rates could therefore perform differently than those instruments using a rate indexed to the inter¬bank lending market.

Certain classes of instruments invested in by the Fund may be more sensitive to LIBOR cessation than others. For example, certain asset classes such as floating rate notes may not contemplate a LIBOR cessation and/or might freeze a last-published or last-used LIBOR rate for all future payment dates upon a discontinuation of LIBOR (although such investments may be impacted by relevant state or federal LIBOR replacement legislation). Also, for example, syndicated and other business loans tied to LIBOR may not provide a clear roadmap for LIBOR’s replacement, leaving any future adjustments to the determination of a quantum of lenders. Securitizations and other asset-backed transactions may experience disruption as a result of inconsistencies between when collateral assets shift from LIBOR and what rate those assets replace LIBOR with, on the one hand, and when the securitization notes shift from LIBOR and what rate the securitization notes replace LIBOR with.

Various pieces of legislation, including pending legislation in various states such as Florida and Georgia and the federal law enacted in March 2022 and laws enacted by the states of New York and Alabama, may affect the transition of LIBOR-based instruments as well by permitting trustees and calculation agents to transition instruments with no LIBOR transition language to an alternative reference rate selected by such agents. Such pieces of legislation also include safe harbors from liability, which may limit the recourse the Fund may have if the alternative reference rate does not fully compensate the Fund for the transition of an instrument from LIBOR. It is uncertain what impact any such legislation may have or that any such legislation will be effective with respect to any particular instrument.

These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund’s investments. As a result of this uncertainty and developments relating to the transition process, the Fund and its investments may be adversely affected.

Recent Market Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market Developments Risk

Periods of market volatility remain, and may continue to occur in the future, in response to various political, geopolitical, social, economic and public health events both within and outside of the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with certain securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Fund, including by making valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund’s holdings. If there is a significant decline in the value of the Fund’s portfolio, this may impact the asset coverage levels for the Fund’s outstanding leverage.

Risks resulting from any future debt or other economic or public health situation could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and the Fund’s business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, the Fund’s business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Increasing Government And Other Public Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Increasing Government and other Public Debt Risk

Government and other public debt, including municipal obligations in which the Fund may invest, can be adversely affected by large and sudden changes in local and global economic conditions that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments. Extraordinary governmental and quasigovernmental responses to the current economic, market, labor and public health conditions are significantly increasing government and other public debt, which heighten these risks and the long term consequences of these actions are not known. Unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns or can lead to increases in inflation or generate or contribute to an economic downturn.

Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Municipal Securities Risk

Municipal securities are subject to a variety of risks, including credit, interest, prepayment, liquidity, and valuation risks. In addition, municipal securities can be adversely affected by (i) unfavorable legislative, political or other developments or events, including natural disasters and public health conditions, and (ii) changes in the economic and fiscal conditions or issuers of municipal securities or the federal government (in cases where it provides financial support to such issuers). Municipal securities may be fully or partially backed by the taxing authority or revenue of a local government, the credit of a private issuer, or the current or anticipated revenues from a specific project, which may be adversely affected as a result of economic and public health conditions. To the extent the Fund invests a substantial portion of its assets in municipal securities issued by issuers in a particular state, municipality or project, the Fund will be particularly sensitive to developments and events adversely affecting such state or municipality or with respect to a particular project. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects (such as education, health care, transportation and utilities), conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. The Fund’s vulnerability to potential losses associated with such developments may be reduced through investment in municipal securities that feature credit enhancements (such as bond insurance). Although insurance may reduce the credit risk of a municipal security, it does not protect against fluctuations in the value of the Fund’s shares caused by market changes. It is important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund’s yield as the Fund may pay for the insurance directly or indirectly. In addition, while the obligation of a municipal bond insurance company to pay a claim extends over the life of an insured bond, there is no assurance that insurers will meet their claims. A higher-than-anticipated default rate on municipal bonds (or other insurance the insurer provides) could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders.

Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance. Additionally, the amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s municipal securities investments may therefore be more dependent on the analytical abilities of the Adviser. Information related to municipal securities and their risks may be provided by the municipality itself, which may not always be accurate. The secondary market for municipal securities, particularly below investment grade municipal securities, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such securities at prices approximating those at which the Fund may currently value them.

Investments in municipal securities are subject to risks associated with the financial health of the issuers of such securities or the revenue associated with underlying projects. For example, social,

political, economic, market or public health conditions, such as the current COVID-19 pandemic, can, and have at times, significantly stressed the financial resources of many municipalities and other issuers of municipal securities, which may impair their ability to meet their financial obligations and may harm the value or liquidity of the Fund’s investments in municipal securities. In recent periods, a number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of issuers of municipal securities may continue and the financial condition of such issuers may decline quickly. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors, including the entity’s tax base, the extent to which the entity relies on federal or state aid and other factors which are beyond the entity’s control. In addition, laws enacted or that may be enacted in the future by governmental authorities could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal securities could experience delays in collecting principal and interest and such holders may not be able to collect all principal and interest to which they are entitled. Legislative developments may result in changes to the laws relating to municipal bankruptcies, which may adversely affect the Fund’s investments in municipal securities.

When Issued And Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-Issued and Delayed Delivery Transactions Risk

Securities purchased on a when-issued or delayed delivery basis may expose the Fund to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Fund generally will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date.

Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales Risk

The Fund may make short sales of securities. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited and is greater than a direct investment in the security itself because the price of the borrowed or reference security may rise. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price, resulting in a loss. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced, which will be expenses of the Fund. Short sales also subject the Fund to risks related to the lender (such as bankruptcy risks) or the general risk that the lender does not comply with its obligations. Government actions also may affect the Fund’s ability to engage in short selling. The use of physical short sales is typically more expensive than gaining short exposure through derivatives.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreement Risk

The Fund may enter into bilateral and tri-party repurchase agreements. In a typical Fund repurchase agreement, the Fund enters into a contract with a broker, dealer, or bank (the “counterparty” to the transaction) for the purchase of securities or other assets. The counterparty agrees to repurchase the securities or other assets at a specified future date, or on demand, for a price that is sufficient to return to the Fund its original purchase price, plus an additional amount representing the return on the Fund’s investment. Such repurchase agreements economically function as a secured loan from the Fund to a counterparty. If the counterparty defaults on the repurchase agreement, the Fund will retain possession of the underlying securities or other assets. If bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Fund may be delayed or limited and the Fund may incur additional costs. In such case, the Fund will be subject to risks associated with changes in market value of the collateral securities or other assets. The Fund intends to enter into repurchase agreements only with brokers, dealers, or banks or other permitted counterparties after the Adviser (or GPIM) evaluates the creditworthiness of the counterparty. The Fund will not enter into repurchase agreements with the Adviser or Sub-Advisers or their affiliates. Except as provided under applicable law, the Fund may enter into repurchase agreements without limitation.

Repurchase agreements collateralized fully by cash items, U.S. government securities or by securities issued by an issuer that the Fund’s Board of Trustees, or its delegate, has determined at the time the repurchase agreement is entered into has an exceptionally strong capacity to meet its financial obligations (“Qualifying Collateral”) and meet certain liquidity standards generally may be deemed to be “collateralized fully” and may be deemed to be investments in the underlying securities for certain purposes. The Fund may accept collateral other than Qualifying Collateral determined by the Adviser or GPIM to be in the best interests of the Fund to accept as collateral for such repurchase agreement (which may include high yield debt instruments that are rated below investment grade) (“Alternative Collateral”). Repurchase agreements secured by Alternative Collateral are not deemed to be “collateralized fully” under applicable regulations and the repurchase agreement is therefore considered a separate security issued by the counterparty to the Fund. Accordingly, the Fund must include repurchase agreements that are not “collateralized fully” in its calculations of securities issued by the selling institution held by the Fund for purposes of various portfolio diversification and concentration requirements applicable to the Fund. In addition, Alternative Collateral may not qualify as permitted or appropriate investments for the Fund under the Fund’s investment strategies and limitations. Accordingly, if a counterparty to a repurchase agreement defaults and the Fund takes possession of Alternative Collateral, the Fund may need to promptly dispose of the Alternative Collateral (or other securities held by the Fund, if the Fund exceeds a limitation on a permitted investment by virtue of taking possession of the Alternative Collateral). The Alternative Collateral may be particularly illiquid, especially in times of market volatility or in the case of a counterparty insolvency or bankruptcy, which may restrict the Fund’s ability to dispose of Alternative Collateral received from the counterparty. Depending on the terms of the repurchase agreement, the Fund may determine to sell the collateral during the term of the repurchase agreement and then purchase the same collateral at the market price at the time of the resale. In tri-party repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. Securities subject to repurchase agreements (other than tri-party repurchase agreements) and purchase and sale contracts will be held by the Fund’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities Lending Risk

The Fund may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the Board of Trustees. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding.

Risk Of Failure To Qualify As A R I C [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Failure to Qualify as a RIC

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources, meet certain asset diversification tests and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). If for any taxable year the Fund does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk

Guggenheim is a global asset management and investment advisory organization. Guggenheim and its affiliates advise clients in various markets and transactions and purchase, sell, hold and recommend a broad array of investments for their own accounts and the accounts of clients and of their personnel and the relationships and products they sponsor, manage and advise. Accordingly, Guggenheim and its affiliates may have direct and indirect interests in a variety of global markets and the securities of issuers in which the Fund may directly or indirectly invest. These interests may cause the Fund to be subject to regulatory limits, and in certain circumstances, these various activities may prevent the Fund from participating in an investment decision.

An investment in the Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and its affiliates are engaged in a variety of business activities that are unrelated to managing the Fund, which may give rise to actual, potential or perceived conflicts of interest in connection with making investment decisions for the Fund. As a result, activities and dealings of Guggenheim and its affiliates may affect the Fund in ways that may disadvantage or restrict the Fund or be deemed to benefit Guggenheim and its affiliates. From time to time, conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund on the one hand and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as the Fund or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. In certain circumstances, and subject to its fiduciary obligations under the Investment Advisers Act of 1940 and the requirements of the 1940 Act, the Adviser or GPIM may have to allocate a limited investment opportunity among its clients. The other accounts might also have different investment objectives or strategies than the Fund. In addition, the Fund may be limited in its ability to invest in, or hold securities of, any companies that the Adviser or its affiliates (or other accounts managed by the Adviser or its affiliates) control, or companies in which the Adviser or its affiliates have interests or with whom they do business. For example, affiliates of the Adviser may act as underwriter, lead agent or administrative agent for loans or otherwise participate in the market for loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the markets for loans may restrict the Fund’s ability to acquire some loans or affect the timing or price of such acquisitions. To address these conflicts, the Fund and Guggenheim and its affiliates have established various policies and procedures that are reasonably designed to detect and prevent such conflicts and prevent the Fund from being disadvantaged. There can be no guarantee that these policies and procedures will be successful in every instance.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

The Fund does not know and cannot predict how long the securities markets may be affected by geopolitical events and the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organization to carry out their duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested and the risks associated with financial, economic, geopolitical, public health, labor and other global market developments and disruptions, such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects.

Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Risk

As the use of Internet technology has become more prevalent, the Fund and its service providers and markets generally have become more susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce technology and cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund.

Cyber Security Market Disruptions And Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security, Market Disruptions and Operational Risk

Like other funds and other parts of the modern economy, the Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and exchanges on which its shares trade and other infrastructures, services and parties on which the Fund, the Adviser, the Sub-Advisers or the Fund’s other service providers rely, are susceptible to ongoing risks related to cyber incidents and the risks associated with financial, economic, public health, labor and other global market developments and disruptions, including those arising out of geopolitical events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, war, terrorism and governmental or quasi-governmental actions. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents and market disruptions may result in actual or potential adverse consequences for critical information and communications technology, systems and networks that are vital to the operations of the Fund or its service providers, or otherwise impair Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of and denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information. A cyber incident or sudden market disruption could adversely impact the Fund, its service providers or its shareholders by, among other things, interfering with the processing of shareholder transactions or other operational functionality, impacting the Fund’s ability to calculate its NAV or other data, causing the release of private shareholder information (i.e., identity theft or other privacy breaches) or confidential Fund information or otherwise compromising the security and reliability of information, impeding trading, causing reputational damage, and subjecting the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation or remediation costs, litigation expenses and additional compliance and cyber security risk management costs, which may be substantial. The same could affect the exchange through which Fund shares trade. A cyber incident could also adversely affect the ability of the Fund (and its Adviser) to invest or manage the Fund’s assets.

Cyber incidents and developments and disruptions to financial, economic, public health, labor and other global market conditions can obstruct the regular functioning of business workforces (including requiring employees to work from external locations or from their homes), cause business slowdowns or temporary suspensions of business activities, each of which can negatively impact Fund service providers and Fund operations. Although the Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and other infrastructures on which the Fund or its service providers rely, may have established business continuity plans and systems reasonably designed to protect from and/or defend against the risks or adverse consequences associated with cyber incidents and market disruptions, there are inherent limitations in these plans and systems, including that certain risks may not yet be identified, in large part because different or unknown threats may emerge in the future and the threats continue to rapidly evolve and increase in sophistication. As a result, it is not possible to anticipate and prevent every cyber incident and possible obstruction to the normal activities of these entities’ employees resulting from market disruptions and attempts to mitigate the occurrence or impact of such events may be unsuccessful. For example, public health emergencies and governmental responses to such emergencies, including through quarantine measures and travel restrictions, can create difficulties in carrying out the normal working processes of these entities’ employees, disrupt their operations and hamper their capabilities. The nature, extent, and potential magnitude of the adverse consequences of these events cannot be predicted accurately but may result in significant risks, adverse consequences and costs to the Fund and its shareholders.

The issuers of securities in which the Fund invests are also subject to the ongoing risks and threats associated with cyber incidents and market disruptions. These incidents could result in adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value. For example, a cyber incident involving an issuer may include the theft, destruction or misappropriation of financial assets, intellectual property or other sensitive information belonging to the issuer or their customers (i.e., identity theft or other privacy breaches) and a market disruption involving an issuer may include materially reduced consumer demand and output, disrupted supply chains, market closures, travel restrictions and quarantines. As a result, the issuer may experience the types of adverse consequences summarized above, among others (such as loss of revenue), despite having implemented preventative and other measures reasonably designed to protect from and/or defend against the risks or adverse effects associated with cyber incidents and market disruptions.

The Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and other infrastructures on which the Fund or its service providers rely, are also subject to the risks associated with technological and operational disruptions or failures arising from, for example, processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, errors in algorithms used with respect to the Fund, changes in personnel, and errors caused by third parties or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service.

Cyber incidents, market disruptions and operational errors or failures or other technological issues may adversely affect the Fund’s ability to calculate its NAV correctly, in a timely manner or process trades or Fund or shareholder transactions may be adversely affected, including over a potentially extended period. The Fund does not control the cyber security, disaster recovery, or other operational defense plans or systems of its service providers, intermediaries, exchanges where its shares trades, companies in which it invests or other third-parties. The value of an investment in Fund shares may be adversely affected by the occurrence of the cyber incidents, market disruptions and operational errors or failures or technological issues summarized above or other similar events and the Fund and its shareholders may bear costs tied to these risks. The Fund and its service providers are still impacted by rolling quarantines and similar measures being enacted by governments in response to COVID-19, which are obstructing the regular functioning of business workforces (including requiring employees to work from external locations and their homes). These and associated restrictive measures may continue to affect economic activity, the unemployment rate and inflation. The impact of such measures on the Fund is unknown. Accordingly, the risks described above are heightened under current conditions.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ANTI-TAKEOVER PROVISIONS

The Fund’s Agreement and Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares.

Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[10]											$ 128,000,000	$ 38,500,690	$ 19,300,000			$ 16,704,955	$ 9,354,955	$ 45,488,955	$ 60,788,955	$ 56,098,955
Senior Securities Coverage per Unit												$ 12,661	$ 23,806	$ 34,621			$ 25,571	$ 34,164	$ 8,540	$ 6,231	$ 6,107
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 16.73	$ 17.75	$ 18.64	$ 20.92	$ 19.24	$ 18.77	$ 17.48	$ 16.48	$ 11.82
Highest Price or Bid			19.25	19.53	21.62	21.98	21.95	21.10	18.64	18.46	18.01
Lowest Price or Bid, NAV	[11]		14.08	16.11	16.76	16.98	16.94	16.69	16.03	15.44	15.25
Highest Price or Bid, NAV	[11]		$ 15.49	$ 16.12	$ 17.16	$ 17.21	$ 17.10	$ 17.43	$ 16.68	$ 16.15	$ 17.00
Highest Price or Bid, Premium (Discount) to NAV [Percent]			24.27%	21.15%	25.99%	27.72%	28.36%	21.06%	11.75%	14.30%	5.94%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			18.82%	10.18%	11.22%	23.20%	13.58%	12.46%	9.05%	6.74%	(22.49%)

[1]	In connection with an offering of Common Shares, a supplement to the Fund’s prospectus (“Prospectus Supplement”) will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	Common Shareholders will pay brokerage charges if they direct the Plan Agent to sell Common Shares held in a dividend reinvestment account.
[3]	The Adviser has incurred on behalf of the Fund all costs associated with the Fund’s registration statement and any offerings pursuant to such registration statement. The Fund has agreed, in connection with offerings under the Fund’s registration statement, to reimburse the Adviser for offering expenses incurred by the Adviser on the Fund’s behalf in an amount up to the lesser of the Fund’s actual offering costs or 0.60% of the total offering price of the Common Shares sold in such offering.
[4]	Based upon average net assets applicable to Common Shares during the fiscal year ended May 31, 2022.
[5]	The Fund pays the Adviser a monthly fee in arrears at an annual rate equal to 1.00% of the Fund’s average daily Managed Assets. The fee shown is based upon outstanding leverage employed through (i) the issuance of senior securities representing indebtedness, including through borrowing from financial institutions or issuance of debt securities, including notes or commercial paper, (ii) engaging in reverse repurchase agreements, dollar rolls and economically similar transactions, (iii) investments in inverse floating rate securities, which have the economic effect of leverage, and (iv) the issuance of preferred shares (collectively “Financial Leverage”) of 24.24% of the Fund’s Managed Assets. If Financial Leverage of more than 24.24% of the Fund’s Managed Assets is used, the management fees shown would be higher.
[6]	Includes interest payments on borrowed funds and interest expense on reverse repurchase agreements. Interest payments on borrowed funds is based upon the Fund’s outstanding Borrowings as of May 31, 2022, which included Borrowings under the Fund’s committed facility agreement in an amount equal to 6.50% of the Fund’s Managed Assets, at an average interest rate of 1.17%. Interest expenses on reverse repurchase agreements is based on the Fund’s outstanding reverse repurchase agreements as of May 31, 2022, which included leverage in the form of reverse repurchase agreements in an amount equal to 17.74% of the Fund’s Managed Assets, at a weighted average interest rate cost to the Fund of 0.51%. The actual amount of interest payments and expenses by the Fund will vary over time in accordance with the amount of Borrowings and reverse repurchase agreements and variations in market interest rates.
[7]	Acquired Fund Fees and Expenses are estimated based on the fees and expenses borne by the Fund as an investor in other investment companies during the fiscal year ended May 31, 2022, and the expected investment of the proceeds of an offering of Common Shares.
[8]	Other expenses are estimated based upon those incurred during the fiscal year ended May 31, 2022.
[9]	The example does not include sales loads or estimated offering costs. In connection with an offering of Common Shares, the Prospectus Supplement will set forth an example including sales load and estimated offering costs.
[10]	Principal amount outstanding represents the principal amount as of the end of the relevant fiscal year/period owed by the Fund to lenders under arrangements in place at the time.
[11]	Based on the Fund’s computations.